UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Richard J. Byrne
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:   413-788-8411

Date of fiscal year end:   12/31/13

Date of reporting period:   3/31/13

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	596,291	$8,699,886
MML Equity Income Fund, Initial Class (a)	594,137	6,992,990
MML Focused Equity Fund, Class II (a)	410,961	5,256,189
MML Foreign Fund, Initial Class (a)	462,267	4,447,009
MML Fundamental Growth Fund, Class II (a)	530,136	6,303,314
MML Fundamental Value Fund, Class II (a)	423,043	5,854,913
MML Global Fund, Class I (a)	332,857	3,561,567
MML High Yield Fund, Class II (a)	57,666	655,086
MML Income & Growth Fund, Initial Class (a)	326,250	3,357,109
MML Inflation-Protected and Income Fund, Initial Class (a)	34,944	413,039
MML Large Cap Growth Fund, Initial Class (a)	479,905	6,008,413
MML Managed Bond Fund, Initial Class (a)	296,566	3,919,387
MML Mid Cap Growth Fund, Initial Class (a)	437,271	6,340,426
MML Mid Cap Value Fund, Initial Class (a)	514,747	6,398,307
MML PIMCO Total Return Fund, Class II (a)	208,268	2,263,872
MML Short-Duration Bond Fund, Class II (a)	44,842	454,702
MML Small Cap Growth Equity Fund, Initial Class (a)	210,469	3,884,779
MML Small Company Value Fund, Class II (a)	203,144	4,282,267
MML Strategic Emerging Markets Fund, Class II (a)	229,357	2,350,909
Oppenheimer Global Fund/VA, Non-Service Shares (a)	95,039	3,315,907
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	189,679	1,090,653
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,615,258	3,537,414

		89,388,138

Value
TOTAL MUTUAL FUNDS (Cost $73,847,706)	$89,388,138

TOTAL LONG-TERM INVESTMENTS (Cost $73,847,706)	89,388,138

TOTAL INVESTMENTS — 100.1% (Cost $73,847,706) (b)	89,388,138

Other Assets/(Liabilities) — (0.1)%	(53,361)

NET ASSETS — 100.0%	$89,334,777

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	10,350,006	$115,816,568
American Funds Bond Fund, Class 1	13,782,574	155,605,258
American Funds Growth-Income Fund, Class 1	3,266,703	137,168,860
American Funds International Fund, Class 1	2,405,960	44,245,608

		452,836,294

TOTAL MUTUAL FUNDS (Cost $363,498,933)		452,836,294

TOTAL LONG-TERM INVESTMENTS (Cost $363,498,933)		452,836,294

TOTAL INVESTMENTS — 100.1% (Cost $363,498,933) (a)		452,836,294

Other Assets/(Liabilities) — (0.1)%		(494,748)

NET ASSETS — 100.0%		$452,341,546

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	1,127,004	$73,401,740

TOTAL MUTUAL FUNDS (Cost $55,334,116)		73,401,740

TOTAL INVESTMENTS — 100.1% (Cost $55,334,116) (a)		73,401,740

Other Assets/(Liabilities) — (0.1)%		(83,572)

NET ASSETS — 100.0%		$73,318,168

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML American Funds International Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	2,207,769	$40,600,879

TOTAL MUTUAL FUNDS (Cost $34,475,205)		40,600,879

TOTAL INVESTMENTS — 100.1% (Cost $34,475,205) (a)		40,600,879

Other Assets/(Liabilities) — (0.1)%		(52,294)

NET ASSETS — 100.0%		$40,548,585

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,789,594	$26,110,177
MML Equity Income Fund, Initial Class (a)	2,347,834	27,634,010
MML Focused Equity Fund, Class II (a)	883,367	11,298,261
MML Foreign Fund, Initial Class (a)	1,669,753	16,063,026
MML Fundamental Growth Fund, Class II (a)	1,575,296	18,730,272
MML Fundamental Value Fund, Class II (a)	1,535,705	21,254,158
MML Global Fund, Class I (a)	1,275,224	13,644,894
MML High Yield Fund, Class II (a)	1,700,325	19,315,687
MML Income & Growth Fund, Initial Class (a)	1,296,318	13,339,117
MML Inflation-Protected and Income Fund, Initial Class (a)	593,243	7,012,135
MML Large Cap Growth Fund, Initial Class (a)	1,379,232	17,267,986
MML Managed Bond Fund, Initial Class (a)	8,014,508	105,918,896
MML Mid Cap Growth Fund, Initial Class (a)	1,219,131	17,677,394
MML Mid Cap Value Fund, Initial Class (a)	1,531,572	19,037,445
MML PIMCO Total Return Fund, Class II (a)	5,178,645	56,291,876
MML Short-Duration Bond Fund, Class II (a)	2,944,818	29,860,450
MML Small Cap Growth Equity Fund, Initial Class (a)	414,232	7,645,794
MML Small Company Value Fund, Class II (a)	538,508	11,351,754
Oppenheimer Global Fund/VA, Non-Service Shares (a)	317,946	11,093,128
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,072,960	29,169,521
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,299,163	13,795,167

		493,511,148

Value
TOTAL MUTUAL FUNDS (Cost $430,816,604)	$493,511,148

TOTAL LONG-TERM INVESTMENTS (Cost $430,816,604)	493,511,148

TOTAL INVESTMENTS — 100.1% (Cost $430,816,604) (b)	493,511,148

Other Assets/(Liabilities) — (0.1)%	(299,028)

NET ASSETS — 100.0%	$493,212,120

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 4.5%
Chemicals — 4.5%
Ecolab, Inc.	38,100	$3,054,858
Monsanto Co.	31,350	3,311,501
Praxair, Inc.	48,430	5,401,882
The Sherwin-Williams Co.	29,300	4,948,477

		16,716,718

Communications — 21.8%
Advertising — 0.2%
Omnicom Group, Inc.	15,100	889,390

Internet — 17.1%
Akamai Technologies, Inc. (a)	4,700	165,863
Amazon.com, Inc. (a)	59,550	15,869,479
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	23,200	2,034,640
eBay, Inc. (a)	134,300	7,281,746
Expedia, Inc.	7,400	444,074
F5 Networks, Inc. (a)	100	8,908
Facebook, Inc. Class A (a)	110,476	2,825,976
Google, Inc. Class A (a)	24,200	19,215,526
Liberty Interactive Corp. Class A (a)	18,900	404,082
LinkedIn Corp. (a)	14,300	2,517,658
Priceline.com, Inc. (a)	13,900	9,562,227
Tencent Holdings Ltd.	84,300	2,684,632

		63,014,811

Media — 2.0%
Discovery Communications, Inc. Series C (a)	64,675	4,497,500
Time Warner, Inc.	5,100	293,862
The Walt Disney Co.	43,000	2,442,400

		7,233,762

Telecommunications — 2.5%
Juniper Networks, Inc. (a)	51,850	961,299
QUALCOMM, Inc.	122,400	8,194,680

		9,155,979

		80,293,942

Consumer, Cyclical — 15.7%
Apparel — 1.6%
Nike, Inc. Class B	36,340	2,144,423
Ralph Lauren Corp.	20,600	3,487,786

		5,632,209

	Number of Shares	Value
Distribution & Wholesale — 2.2%
Fastenal Co.	70,900	$3,640,715
Fossil, Inc. (a)	32,800	3,168,480
W.W. Grainger, Inc.	5,300	1,192,394

		8,001,589

Home Builders — 0.0%
Lennar Corp. Class A	2,500	103,700

Leisure Time — 1.3%
Carnival Corp.	75,100	2,575,930
Harley-Davidson, Inc.	42,900	2,286,570

		4,862,500

Lodging — 2.9%
Las Vegas Sands Corp.	86,400	4,868,640
Marriott International, Inc. Class A	41,287	1,743,550
Starwood Hotels & Resorts Worldwide, Inc.	64,300	4,097,839

		10,710,029

Retail — 7.7%
Chipotle Mexican Grill, Inc. (a)	7,500	2,444,025
Costco Wholesale Corp.	9,200	976,212
CVS Caremark Corp.	33,200	1,825,668
Dollar Tree, Inc. (a)	18,700	905,641
The Home Depot, Inc.	44,800	3,126,144
L Brands, Inc.	43,700	1,951,642
Lowe’s Cos., Inc.	22,100	838,032
Lululemon Athletica, Inc. (a)	11,200	698,320
McDonald’s Corp.	400	39,876
Michael Kors Holdings Ltd. (a)	23,900	1,357,281
O’Reilly Automotive, Inc. (a)	27,800	2,850,890
PVH Corp.	27,000	2,883,870
Ross Stores, Inc.	18,400	1,115,408
Starbucks Corp.	116,800	6,652,928
Tiffany & Co.	2,100	146,034
Tim Hortons, Inc.	1,600	86,912
Wal-Mart Stores, Inc.	500	37,415
Yum! Brands, Inc.	7,200	517,968

		28,454,266

		57,764,293

Consumer, Non-cyclical — 19.6%
Beverages — 0.7%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	2,900	288,695
The Coca-Cola Co.	5,200	210,288
Green Mountain Coffee Roasters, Inc. (a)	24,700	1,401,972
Monster Beverage Corp. (a)	11,500	549,010

		2,449,965

The accompanying notes are an integral part of the portfolios of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc. (a)	31,300	$2,883,982
Amgen, Inc.	1,120	114,811
Biogen Idec, Inc. (a)	33,600	6,481,776
Celgene Corp. (a)	50,700	5,876,637
Regeneron Pharmaceuticals, Inc. (a)	10,500	1,852,200

		17,209,406

Commercial Services — 6.7%
Alliance Data Systems Corp. (a)	10,000	1,618,900
MasterCard, Inc. Class A	20,590	11,141,867
McKesson Corp.	57,600	6,218,496
Verisk Analytics, Inc. Class A (a)	2,000	123,260
Visa, Inc. Class A	34,080	5,788,147

		24,890,670

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	1,700	108,851
The Procter & Gamble Co.	19,600	1,510,376

		1,619,227

Foods — 0.8%
The Kroger Co.	9,300	308,202
Nestle SA	3,034	219,498
Whole Foods Market, Inc.	29,900	2,593,825

		3,121,525

Health Care – Products — 1.5%
Baxter International, Inc.	18,400	1,336,576
Becton, Dickinson & Co.	1,600	152,976
Covidien PLC	22,100	1,499,264
Edwards Lifesciences Corp. (a)	12,400	1,018,784
Henry Schein, Inc. (a)	2,400	222,120
Stryker Corp.	18,030	1,176,277

		5,405,997

Health Care – Services — 0.4%
UnitedHealth Group, Inc.	25,200	1,441,692

Pharmaceuticals — 4.4%
Allergan, Inc.	31,360	3,500,717
Express Scripts Holding Co. (a)	46,000	2,651,900
Gilead Sciences, Inc. (a)	173,600	8,494,248
Onyx Pharmaceuticals, Inc. (a)	400	35,544
Perrigo Co.	3,100	368,063
Valeant Pharmaceuticals International, Inc. (a)	11,900	892,738
Zoetis, Inc. (a)	3,500	116,900

		16,060,110

		72,198,592

Energy — 5.3%
Oil & Gas — 3.4%
Cabot Oil & Gas Corp.	2,900	196,069
Concho Resources, Inc. (a)	5,300	516,379
EOG Resources, Inc.	21,390	2,739,417

	Number of Shares	Value
EQT Corp.	24,900	$1,686,975
Phillips 66	33,700	2,357,989
Pioneer Natural Resources Co.	22,800	2,832,900
Range Resources Corp.	28,700	2,325,848

		12,655,577

Oil & Gas Services — 1.9%
Cameron International Corp. (a)	31,700	2,066,840
FMC Technologies, Inc. (a)	11,600	630,924
Schlumberger Ltd.	55,800	4,178,862

		6,876,626

		19,532,203

Financial — 10.2%
Banks — 1.5%
Northern Trust Corp.	24,900	1,358,544
State Street Corp.	44,100	2,605,869
U.S. Bancorp	44,600	1,513,278

		5,477,691

Diversified Financial — 6.3%
American Express Co.	61,750	4,165,655
Ameriprise Financial, Inc.	10,700	788,055
Citigroup, Inc.	28,800	1,274,112
Franklin Resources, Inc.	45,350	6,839,233
The Goldman Sachs Group, Inc.	6,950	1,022,693
IntercontinentalExchange, Inc. (a)	10,050	1,638,854
Invesco Ltd.	138,000	3,996,480
JP Morgan Chase & Co.	30,100	1,428,546
Morgan Stanley	51,200	1,125,376
TD Ameritrade Holding Corp.	50,000	1,031,000

		23,310,004

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	21,100	801,167

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	103,370	7,951,220

		37,540,082

Industrial — 13.6%
Aerospace & Defense — 1.4%
The Boeing Co.	38,300	3,288,055
United Technologies Corp.	20,300	1,896,629

		5,184,684

Electronics — 0.1%
Amphenol Corp. Class A	4,300	320,995

Health Care – Services — 0.9%
Thermo Fisher Scientific, Inc.	43,400	3,319,666

Machinery – Diversified — 0.6%
Flowserve Corp.	500	83,855
Roper Industries, Inc.	17,800	2,266,118

		2,349,973

The accompanying notes are an integral part of the portfolios of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 4.3%
3M Co.	12,300	$1,307,613
Danaher Corp.	182,660	11,352,319
Eaton Corp. PLC	600	36,750
Honeywell International, Inc.	41,600	3,134,560

		15,831,242

Metal Fabricate & Hardware — 1.7%
Precision Castparts Corp.	33,300	6,314,346

Transportation — 4.6%
FedEx Corp.	40,000	3,928,000
J.B. Hunt Transport Services, Inc.	7,800	580,944
Kansas City Southern	28,100	3,116,290
Union Pacific Corp.	50,300	7,163,223
United Continental Holdings, Inc. (a)	60,500	1,936,605

		16,725,062

		50,045,968

Technology — 8.3%
Computers — 3.8%
Accenture PLC Class A	21,350	1,621,959
Apple, Inc.	17,020	7,533,563
Cognizant Technology Solutions Corp. Class A (a)	21,900	1,677,759
EMC Corp. (a)	78,600	1,877,754
IHS, Inc. Class A (a)	14,300	1,497,496

		14,208,531

Semiconductors — 1.4%
Broadcom Corp. Class A	116,650	4,044,256
Xilinx, Inc.	28,100	1,072,577

		5,116,833

Software — 3.1%
Autodesk, Inc. (a)	34,200	1,410,408
Cerner Corp. (a)	6,300	596,925
Citrix Systems, Inc. (a)	5,100	368,016
Fiserv, Inc. (a)	18,470	1,622,220
Intuit, Inc.	15,000	984,750
Red Hat, Inc. (a)	42,500	2,148,800
Salesforce.com, Inc. (a)	24,200	4,327,686

		11,458,805

		30,784,169

TOTAL COMMON STOCK (Cost $264,984,518)		364,875,967

TOTAL EQUITIES (Cost $264,984,518)		364,875,967

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	$1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $264,985,519)		364,876,968

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$3,252,752	3,252,752

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	38,349	38,349

TOTAL SHORT-TERM INVESTMENTS (Cost $3,291,101)		3,291,101

TOTAL INVESTMENTS — 99.9% (Cost $268,276,620) (c)		368,168,069

Other Assets/(Liabilities) — 0.1%		318,760

NET ASSETS — 100.0%		$368,486,829

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,252,756. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $3,320,555.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,310,675	$19,122,742
MML Equity Income Fund, Initial Class (a)	1,935,710	22,783,311
MML Focused Equity Fund, Class II (a)	528,311	6,757,099
MML Foreign Fund, Initial Class (a)	1,302,627	12,531,269
MML Fundamental Growth Fund, Class II (a)	1,142,940	13,589,553
MML Fundamental Value Fund, Class II (a)	1,233,489	17,071,494
MML Global Fund, Class I (a)	948,407	10,147,959
MML High Yield Fund, Class II (a)	1,826,455	20,748,530
MML Income & Growth Fund, Initial Class (a)	1,077,342	11,085,851
MML Inflation-Protected and Income Fund, Initial Class (a)	539,212	6,373,490
MML Large Cap Growth Fund, Initial Class (a)	980,629	12,277,471
MML Managed Bond Fund, Initial Class (a)	8,693,543	114,892,947
MML Mid Cap Growth Fund, Initial Class (a)	791,670	11,479,209
MML Mid Cap Value Fund, Initial Class (a)	1,113,894	13,845,704
MML PIMCO Total Return Fund, Class II (a)	5,649,784	61,413,151
MML Short-Duration Bond Fund, Class II (a)	3,321,978	33,684,860
MML Small Cap Growth Equity Fund, Initial Class (a)	251,082	4,634,415
MML Small Company Value Fund, Class II (a)	326,380	6,880,080
Oppenheimer Global Fund/VA, Non-Service Shares (a)	224,798	7,843,205
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,378,379	30,925,680
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	4,229,621	9,262,869

		447,350,889

TOTAL MUTUAL FUNDS (Cost $405,567,477)		447,350,889

Value
TOTAL LONG-TERM INVESTMENTS (Cost $405,567,477)	$447,350,889

TOTAL INVESTMENTS — 100.1% (Cost $405,567,477) (b)	447,350,889

Other Assets/(Liabilities) — (0.1)%	(273,031)

NET ASSETS — 100.0%	$447,077,858

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Income Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 93.8%
Basic Materials — 4.5%
Chemicals — 0.4%
E.I. du Pont de Nemours & Co.	51,200	$2,516,992

Forest Products & Paper — 2.0%
International Paper Co.	178,400	8,309,872
MeadWestvaco Corp.	82,300	2,987,490

		11,297,362

Iron & Steel — 1.0%
Cliffs Natural Resources, Inc.	46,300	880,163
Nucor Corp.	105,900	4,887,285

		5,767,448

Mining — 1.1%
Newmont Mining Corp.	53,800	2,253,682
Vulcan Materials Co.	74,800	3,867,160

		6,120,842

		25,702,644

Communications — 10.6%
Advertising — 0.3%
WPP PLC	93,638	1,497,710

Media — 4.0%
Cablevision Systems Corp. Class A	139,000	2,079,440
Comcast Corp. Class A	68,800	2,890,288
The McGraw-Hill Cos., Inc.	85,000	4,426,800
The New York Times Co. Class A (a)	145,000	1,421,000
Time Warner, Inc.	121,633	7,008,494
The Walt Disney Co.	83,200	4,725,760

		22,551,782

Telecommunications — 6.3%
AT&T, Inc.	263,500	9,667,815
CenturyLink, Inc.	88,305	3,102,155
Cisco Systems, Inc.	221,000	4,621,110
Corning, Inc.	301,100	4,013,663
Harris Corp.	95,800	4,439,372
Nokia Corp. Sponsored ADR (Finland)	270,200	886,256
Telefonica SA	115,473	1,560,840
Verizon Communications, Inc.	106,500	5,234,475
Vodafone Group PLC	704,396	1,999,321

		35,525,007

		59,574,499

Consumer, Cyclical — 6.5%
Auto Manufacturers — 0.5%
Ford Motor Co.	203,100	2,670,765

	Number of Shares	Value
Automotive & Parts — 0.6%
Johnson Controls, Inc.	91,100	$3,194,877

Distribution & Wholesale — 0.6%
Genuine Parts Co.	41,500	3,237,000

Entertainment — 0.5%
The Madison Square Garden Co. Class A (a)	45,625	2,628,000

Home Furnishing — 0.2%
Whirlpool Corp.	9,600	1,137,216

Leisure Time — 0.4%
Carnival Corp.	72,300	2,479,890

Retail — 2.3%
Kohl’s Corp.	122,700	5,660,151
Macy’s, Inc.	80,100	3,351,384
Staples, Inc.	270,400	3,631,472
Tiffany & Co.	5,400	375,516

		13,018,523

Toys, Games & Hobbies — 1.4%
Hasbro, Inc.	46,900	2,060,786
Mattel, Inc.	139,600	6,113,084

		8,173,870

		36,540,141

Consumer, Non-cyclical — 10.8%
Agriculture — 0.9%
Archer-Daniels-Midland Co.	159,500	5,379,935

Beverages — 0.9%
PepsiCo, Inc.	62,200	4,920,642

Commercial Services — 0.3%
Western Union Co.	106,000	1,594,240

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	209,800	4,349,154

Foods — 1.5%
Campbell Soup Co.	126,300	5,728,968
McCormick & Co., Inc.	37,600	2,765,480

		8,494,448

Health Care – Products — 1.4%
Johnson & Johnson	98,900	8,063,317

Health Care – Services — 0.4%
Quest Diagnostics, Inc.	45,600	2,574,120

Household Products — 1.1%
The Clorox Co.	68,500	6,064,305

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	122,100	5,029,299
Hospira, Inc. (a)	23,600	774,788

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	141,500	$6,258,545
Pfizer, Inc.	262,454	7,574,422

		19,637,054

		61,077,215

Energy — 14.0%
Coal — 0.7%
CONSOL Energy, Inc.	113,700	3,826,005

Oil & Gas — 12.4%
Anadarko Petroleum Corp.	67,900	5,937,855
Apache Corp.	105,600	8,148,096
BP PLC Sponsored ADR (United Kingdom)	70,800	2,998,380
Chevron Corp.	113,400	13,474,188
ConocoPhillips	36,100	2,169,610
Diamond Offshore Drilling, Inc.	58,700	4,083,172
Exxon Mobil Corp.	128,200	11,552,102
Hess Corp.	85,400	6,115,494
Murphy Oil Corp.	97,500	6,213,675
Petroleo Brasileiro SA Sponsored ADR (Brazil)	75,700	1,254,349
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	123,000	8,014,680

		69,961,601

Oil & Gas Services — 0.9%
Schlumberger Ltd.	67,100	5,025,119

		78,812,725

Financial — 19.8%
Banks — 9.2%
Bank of America Corp.	553,877	6,746,222
Bank of New York Mellon Corp.	118,300	3,311,217
Capital One Financial Corp.	60,700	3,335,465
Northern Trust Corp.	96,100	5,243,216
PNC Financial Services Group, Inc.	106,600	7,088,900
Regions Financial Corp.	235,200	1,926,288
SunTrust Banks, Inc.	161,000	4,638,410
U.S. Bancorp	258,800	8,781,084
Wells Fargo & Co.	284,500	10,523,655

		51,594,457

Diversified Financial — 5.4%
American Express Co.	109,700	7,400,362
JP Morgan Chase & Co.	304,000	14,427,840
Legg Mason, Inc.	133,400	4,288,810
SLM Corp.	215,000	4,403,200

		30,520,212

Insurance — 4.4%
The Allstate Corp.	133,600	6,555,752
The Chubb Corp.	31,800	2,783,454
Lincoln National Corp.	96,700	3,153,387

	Number of Shares	Value
Loews Corp.	39,600	$1,745,172
Marsh & McLennan Cos., Inc.	162,800	6,181,516
Sun Life Financial, Inc.	70,700	1,929,403
Willis Group Holdings PLC	64,000	2,527,360

		24,876,044

Real Estate Investment Trusts (REITS) — 0.8%
Weyerhaeuser Co.	138,142	4,334,896

		111,325,609

Industrial — 15.8%
Aerospace & Defense — 1.3%
The Boeing Co.	55,600	4,773,260
Lockheed Martin Corp.	25,200	2,432,304

		7,205,564

Building Materials — 0.8%
Masco Corp.	152,700	3,092,175
USG Corp. (a)	61,400	1,623,416

		4,715,591

Electrical Components & Equipment — 1.5%
Emerson Electric Co.	107,500	6,006,025
Energizer Holdings, Inc.	26,800	2,672,764

		8,678,789

Electronics — 0.4%
Agilent Technologies, Inc.	48,200	2,022,954

Health Care – Services — 1.3%
Thermo Fisher Scientific, Inc.	95,100	7,274,199

Machinery – Construction & Mining — 0.3%
Ingersoll-Rand PLC	10,600	583,106
Joy Global, Inc.	15,800	940,416

		1,523,522

Machinery – Diversified — 0.2%
Xylem, Inc.	44,000	1,212,640

Manufacturing — 6.9%
3M Co.	69,600	7,399,176
Eaton Corp. PLC	47,184	2,890,020
General Electric Co.	661,400	15,291,568
Honeywell International, Inc.	88,100	6,638,335
Illinois Tool Works, Inc.	105,900	6,453,546

		38,672,645

Transportation — 3.1%
Norfolk Southern Corp.	85,400	6,582,632
United Continental Holdings, Inc. (a)	160,200	5,128,002
United Parcel Service, Inc. Class B	66,200	5,686,580

		17,397,214

		88,703,118

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 6.0%
Computers — 2.6%
Apple, Inc.	6,300	$2,788,569
Computer Sciences Corp.	81,900	4,031,937
Dell, Inc.	353,100	5,059,923
Hewlett-Packard Co.	114,600	2,732,064

		14,612,493

Semiconductors — 2.0%
Analog Devices, Inc.	87,400	4,063,226
Applied Materials, Inc.	266,900	3,597,812
Texas Instruments, Inc.	102,500	3,636,700

		11,297,738

Software — 1.4%
CA, Inc.	48,000	1,208,160
Microsoft Corp.	232,300	6,646,103

		7,854,263

		33,764,494

Utilities — 5.8%
Electric — 4.7%
The AES Corp.	144,100	1,811,337
Duke Energy Corp.	103,233	7,493,684
Entergy Corp.	82,200	5,198,328
Exelon Corp.	148,100	5,106,488
FirstEnergy Corp.	52,000	2,194,400
TECO Energy, Inc.	45,400	809,028
Xcel Energy, Inc.	124,000	3,682,800

		26,296,065

Gas — 1.1%
NiSource, Inc.	208,400	6,114,456

		32,410,521

TOTAL COMMON STOCK (Cost $394,822,406)		527,910,966

PREFERRED STOCK — 0.6%
Consumer Cyclical — 0.6%
Auto Manufacturers — 0.6%
General Motors Co. 4.750%	71,600	3,074,504

TOTAL PREFERRED STOCK (Cost $3,557,798)		3,074,504

TOTAL EQUITIES (Cost $398,380,204)		530,985,470

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
T. Rowe Price Reserve Investment Fund	3,931,837	3,931,837

TOTAL MUTUAL FUNDS (Cost $3,931,837)		3,931,837

	Principal Amount	Value
TOTAL LONG-TERM INVESTMENTS (Cost $402,312,041)		$534,917,307

SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$28,146,353	28,146,353

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	109,627	109,627

TOTAL SHORT-TERM INVESTMENTS (Cost $28,255,980)		28,255,980

TOTAL INVESTMENTS — 100.1% (Cost $430,568,021) (c)		563,173,287

Other Assets/(Liabilities) — (0.1)%		(293,924)

NET ASSETS — 100.0%		$562,879,363

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $28,146,384. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $28,710,873.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Index Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 3.3%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	5,099	$444,225
Airgas, Inc.	1,661	164,705
CF Industries Holdings, Inc.	1,531	291,456
The Dow Chemical Co.	29,461	938,038
E.I. du Pont de Nemours & Co.	22,885	1,125,026
Eastman Chemical Co.	3,834	267,881
Ecolab, Inc.	6,482	519,727
FMC Corp.	3,461	197,381
International Flavors & Fragrances, Inc.	1,994	152,880
LyondellBasell Industries NV Class A	9,328	590,369
Monsanto Co.	13,222	1,396,640
The Mosaic Co.	6,780	404,156
PPG Industries, Inc.	3,521	471,603
Praxair, Inc.	7,257	809,446
The Sherwin-Williams Co.	2,138	361,087
Sigma-Aldrich Corp.	2,916	226,515

		8,361,135

Forest Products & Paper — 0.2%
International Paper Co.	10,882	506,883
MeadWestvaco Corp.	4,396	159,575

		666,458

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,599	82,414
Cliffs Natural Resources, Inc.	3,757	71,421
Nucor Corp.	7,873	363,339
United States Steel Corp.	3,654	71,253

		588,427

Mining — 0.5%
Alcoa, Inc.	25,830	220,072
Freeport-McMoRan Copper & Gold, Inc.	23,326	772,091
Newmont Mining Corp.	12,189	510,597
Vulcan Materials Co.	3,189	164,871

		1,667,631

		11,283,651

Communications — 12.0%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	10,204	132,958
Omnicom Group, Inc.	6,437	379,139

		512,097

	Number of Shares	Value
Internet — 3.5%
Akamai Technologies, Inc. (a)	4,484	$158,240
Amazon.com, Inc. (a)	8,930	2,379,756
eBay, Inc. (a)	28,715	1,556,927
Expedia, Inc.	2,253	135,203
F5 Networks, Inc. (a)	1,902	169,430
Google, Inc. Class A (a)	6,558	5,207,249
Netflix, Inc. (a)	1,395	264,227
Priceline.com, Inc. (a)	1,226	843,402
Symantec Corp. (a)	16,870	416,352
TripAdvisor, Inc. (a)	2,752	144,535
VeriSign, Inc. (a)	3,716	175,692
Yahoo!, Inc. (a)	23,828	560,673

		12,011,686

Media — 3.5%
Cablevision Systems Corp. Class A	5,210	77,941
CBS Corp. Class B	14,385	671,636
Comcast Corp. Class A	64,875	2,725,399
DIRECTV (a)	14,126	799,673
Discovery Communications, Inc. Series A (a)	6,032	474,960
Gannett Co., Inc.	5,453	119,257
The McGraw-Hill Cos., Inc.	6,849	356,696
News Corp. Class A	49,161	1,500,394
Scripps Networks Interactive Class A	2,147	138,138
Time Warner Cable, Inc.	7,265	697,876
Time Warner, Inc.	22,978	1,323,992
Viacom, Inc. Class B	11,193	689,153
The Walt Disney Co.	44,373	2,520,386
The Washington Post Co. Class B	121	54,087

		12,149,588

Telecommunications — 4.9%
AT&T, Inc.	134,938	4,950,875
CenturyLink, Inc.	15,295	537,313
Cisco Systems, Inc.	131,320	2,745,901
Corning, Inc.	36,453	485,919
Crown Castle International Corp. (a)	7,222	502,940
Frontier Communications Corp.	25,681	102,210
Harris Corp.	2,793	129,428
JDS Uniphase Corp. (a)	5,930	79,284
Juniper Networks, Inc. (a)	12,631	234,179
MetroPCS Communications, Inc. (a)	7,986	87,048
Motorola Solutions, Inc.	6,702	429,129
QUALCOMM, Inc.	42,235	2,827,633
Sprint Nextel Corp. (a)	73,351	455,510
Verizon Communications, Inc.	70,321	3,456,277
Windstream Corp.	14,725	117,064

		17,140,710

		41,814,081

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.1%
Airlines — 0.1%
Southwest Airlines Co.	17,536	$236,385

Apparel — 0.5%
Nike, Inc. Class B	17,851	1,053,388
Ralph Lauren Corp.	1,517	256,843
VF Corp.	2,167	363,514

		1,673,745

Auto Manufacturers — 0.5%
Ford Motor Co.	96,327	1,266,700
Paccar, Inc.	8,646	437,142

		1,703,842

Automotive & Parts — 0.3%
BorgWarner, Inc. (a)	2,866	221,657
Delphi Automotive PLC	7,291	323,720
The Goodyear Tire & Rubber Co. (a)	6,060	76,417
Johnson Controls, Inc.	16,719	586,335

		1,208,129

Distribution & Wholesale — 0.3%
Fastenal Co.	6,567	337,215
Fossil, Inc. (a)	1,317	127,222
Genuine Parts Co.	3,758	293,124
W.W. Grainger, Inc.	1,466	329,821

		1,087,382

Entertainment — 0.0%
International Game Technology	6,597	108,850

Home Builders — 0.1%
D.R. Horton, Inc.	6,697	162,737
Lennar Corp. Class A	4,125	171,105
PulteGroup, Inc. (a)	8,554	173,133

		506,975

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,718	76,674
Whirlpool Corp.	1,930	228,628

		305,302

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,821	178,028

Leisure Time — 0.2%
Carnival Corp.	10,998	377,231
Harley-Davidson, Inc.	5,569	296,828

		674,059

Lodging — 0.3%
Marriott International, Inc. Class A	6,064	256,083
Starwood Hotels & Resorts Worldwide, Inc.	4,753	302,909
Wyndham Worldwide Corp.	3,435	221,489
Wynn Resorts Ltd.	1,977	247,441

		1,027,922

	Number of Shares	Value
Retail — 6.5%
Abercrombie & Fitch Co. Class A	1,856	$85,747
AutoNation, Inc. (a)	863	37,756
AutoZone, Inc. (a)	887	351,935
Bed Bath & Beyond, Inc. (a)	5,642	363,458
Best Buy Co., Inc.	6,331	140,232
CarMax, Inc. (a)	5,501	229,392
Chipotle Mexican Grill, Inc. (a)	761	247,987
Coach, Inc.	6,807	340,282
Costco Wholesale Corp.	10,728	1,138,348
CVS Caremark Corp.	30,280	1,665,097
Darden Restaurants, Inc.	3,192	164,963
Dollar General Corp. (a)	7,432	375,911
Dollar Tree, Inc. (a)	5,530	267,818
Family Dollar Stores, Inc.	2,427	143,314
GameStop Corp. Class A	2,859	79,966
The Gap, Inc.	7,220	255,588
The Home Depot, Inc.	36,815	2,568,951
J.C. Penney Co., Inc.	3,630	54,849
Kohl’s Corp.	5,219	240,752
L Brands, Inc.	5,796	258,849
Lowe’s Cos., Inc.	27,326	1,036,202
Macy’s, Inc.	9,806	410,283
McDonald’s Corp.	24,629	2,455,265
Nordstrom, Inc.	3,634	200,706
O’Reilly Automotive, Inc. (a)	2,746	281,602
PetSmart, Inc.	2,587	160,653
PVH Corp.	1,924	205,502
Ross Stores, Inc.	5,472	331,713
Staples, Inc.	16,328	219,285
Starbucks Corp.	18,480	1,052,621
Target Corp.	15,949	1,091,709
Tiffany & Co.	2,985	207,577
The TJX Cos., Inc.	17,882	835,983
Urban Outfitters, Inc. (a)	2,740	106,148
Wal-Mart Stores, Inc.	41,178	3,081,350
Walgreen Co.	21,068	1,004,522
Yum! Brands, Inc.	11,064	795,944

		22,488,260

Textiles — 0.0%
Cintas Corp.	2,553	112,664

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,723	119,649
Mattel, Inc.	8,541	374,010

		493,659

		31,805,202

Consumer, Non-cyclical — 22.6%
Agriculture — 1.9%
Altria Group, Inc.	49,448	1,700,517
Archer-Daniels-Midland Co.	16,186	545,954
Lorillard, Inc.	9,340	376,869

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	40,508	$3,755,496
Reynolds American, Inc.	7,818	347,823

		6,726,659

Beverages — 2.3%
Brown-Forman Corp. Class B	3,696	263,894
The Coca-Cola Co.	94,254	3,811,632
Coca-Cola Enterprises, Inc.	6,400	236,288
Constellation Brands, Inc. Class A (a)	3,707	176,601
Dr. Pepper Snapple Group, Inc.	5,064	237,755
Molson Coors Brewing Co. Class B	3,747	183,341
Monster Beverage Corp. (a)	3,439	164,178
PepsiCo, Inc.	37,978	3,004,440

		8,078,129

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc. (a)	4,752	437,849
Amgen, Inc.	18,395	1,885,671
Biogen Idec, Inc. (a)	5,814	1,121,579
Celgene Corp. (a)	10,293	1,193,062
Life Technologies Corp. (a)	4,296	277,651

		4,915,812

Commercial Services — 2.0%
The ADT Corp.	5,773	282,531
Apollo Group, Inc. Class A (a)	2,527	43,945
Automatic Data Processing, Inc.	11,946	776,729
Equifax, Inc.	3,022	174,037
H&R Block, Inc.	6,515	191,671
Iron Mountain, Inc.	4,151	150,723
MasterCard, Inc. Class A	2,594	1,403,691
McKesson Corp.	5,696	614,940
Moody’s Corp.	4,681	249,591
Paychex, Inc.	8,070	283,015
Quanta Services, Inc. (a)	5,389	154,018
Robert Half International, Inc.	3,333	125,087
Total System Services, Inc.	3,920	97,138
Visa, Inc. Class A	12,674	2,152,552
Western Union Co.	13,984	210,319

		6,909,987

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	10,651	220,795
Colgate-Palmolive Co.	10,826	1,277,793
The Estee Lauder Cos., Inc. Class A	5,894	377,393
The Procter & Gamble Co.	67,153	5,174,810

		7,050,791

Foods — 2.0%
Campbell Soup Co.	4,482	203,303
ConAgra Foods, Inc.	10,279	368,091
Dean Foods Co. (a)	4,525	82,038
General Mills, Inc.	15,964	787,185
H.J. Heinz Co.	7,842	566,741
The Hershey Co.	3,688	322,811
Hormel Foods Corp.	3,415	141,108

	Number of Shares	Value
The J.M. Smucker Co.	2,602	$258,014
Kellogg Co.	6,183	398,371
Kraft Foods Group, Inc.	14,550	749,761
The Kroger Co.	12,633	418,658
McCormick & Co., Inc.	3,202	235,507
Mondelez International, Inc. Class A	43,644	1,335,943
Safeway, Inc.	6,009	158,337
Sysco Corp.	14,419	507,116
Tyson Foods, Inc. Class A	7,157	177,637
Whole Foods Market, Inc.	4,220	366,085

		7,076,706

Health Care – Products — 3.3%
Baxter International, Inc.	13,412	974,248
Becton, Dickinson & Co.	4,760	455,104
Boston Scientific Corp. (a)	33,974	265,337
C.R. Bard, Inc.	1,863	187,753
CareFusion Corp. (a)	5,607	196,189
Covidien PLC	11,636	789,386
Edwards Lifesciences Corp. (a)	2,779	228,323
Intuitive Surgical, Inc. (a)	982	482,348
Johnson & Johnson	68,700	5,601,111
Medtronic, Inc.	24,861	1,167,472
St. Jude Medical, Inc.	6,951	281,098
Stryker Corp.	7,099	463,139
Varian Medical Systems, Inc. (a)	2,642	190,224
Zimmer Holdings, Inc.	4,139	311,336

		11,593,068

Health Care – Services — 1.2%
Aetna, Inc.	8,006	409,267
Cigna Corp.	7,013	437,401
Coventry Health Care, Inc.	3,377	158,820
DaVita HealthCare Partners, Inc. (a)	2,065	244,888
Humana, Inc.	3,929	271,533
Laboratory Corporation of America Holdings (a)	2,286	206,197
Quest Diagnostics, Inc.	3,938	222,300
Tenet Healthcare Corp. (a)	2,669	126,991
UnitedHealth Group, Inc.	25,181	1,440,605
WellPoint, Inc.	7,468	494,606

		4,012,608

Household Products — 0.5%
Avery Dennison Corp.	2,358	101,559
Beam, Inc.	3,951	251,046
The Clorox Co.	3,253	287,988
Kimberly-Clark Corp.	9,508	931,594

		1,572,187

Pharmaceuticals — 6.0%
Abbott Laboratories	38,593	1,363,105
AbbVie, Inc.	38,959	1,588,748
Actavis, Inc. (a)	3,104	285,909
Allergan, Inc.	7,565	844,481

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmerisourceBergen Corp.	5,585	$287,348
Bristol-Myers Squibb Co.	40,241	1,657,527
Cardinal Health, Inc.	8,359	347,902
DENTSPLY International, Inc.	3,537	150,040
Eli Lilly & Co.	24,532	1,393,172
Express Scripts Holding Co. (a)	20,125	1,160,206
Forest Laboratories, Inc. (a)	5,883	223,789
Gilead Sciences, Inc. (a)	37,430	1,831,450
Hospira, Inc. (a)	4,175	137,065
Mead Johnson Nutrition Co.	5,010	388,025
Merck & Co., Inc.	74,288	3,285,758
Mylan, Inc. (a)	9,727	281,499
Patterson Cos., Inc.	1,940	73,798
Perrigo Co.	2,132	253,132
Pfizer, Inc.	176,689	5,099,245

		20,652,199

		78,588,146

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,228	198,264

Energy — 10.7%
Coal — 0.1%
CONSOL Energy, Inc.	5,748	193,420
Peabody Energy Corp.	6,533	138,173

		331,593

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,490	40,171

Oil & Gas — 8.7%
Anadarko Petroleum Corp.	12,285	1,074,323
Apache Corp.	9,616	741,971
Cabot Oil & Gas Corp.	5,118	346,028
Chesapeake Energy Corp.	12,591	256,982
Chevron Corp.	47,773	5,676,388
ConocoPhillips	30,038	1,805,284
Denbury Resources, Inc. (a)	9,199	171,561
Devon Energy Corp.	9,248	521,772
Diamond Offshore Drilling, Inc.	1,713	119,156
Ensco PLC Class A	5,621	337,260
EOG Resources, Inc.	6,644	850,897
EQT Corp.	3,629	245,865
Exxon Mobil Corp.	110,156	9,926,157
Helmerich & Payne, Inc.	2,676	162,433
Hess Corp.	7,290	522,037
Marathon Oil Corp.	17,347	584,941
Marathon Petroleum Corp.	8,151	730,330
Murphy Oil Corp.	4,505	287,104
Nabors Industries Ltd.	7,342	119,087
Newfield Exploration Co. (a)	3,376	75,690
Noble Corp.	6,201	236,568
Noble Energy, Inc.	4,428	512,143

	Number of Shares	Value
Occidental Petroleum Corp.	19,799	$1,551,648
Phillips 66	15,264	1,068,022
Pioneer Natural Resources Co.	3,236	402,073
QEP Resources, Inc.	4,430	141,051
Range Resources Corp.	4,050	328,212
Rowan Cos. PLC Class A (a)	3,065	108,378
Southwestern Energy Co. (a)	8,716	324,758
Tesoro Corp.	3,432	200,944
Valero Energy Corp.	13,488	613,569
WPX Energy, Inc. (a)	5,113	81,910

		30,124,542

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	10,757	499,232
Cameron International Corp. (a)	6,146	400,719
FMC Technologies, Inc. (a)	5,786	314,701
Halliburton Co.	22,803	921,469
National Oilwell Varco, Inc.	10,489	742,097
Schlumberger Ltd.	32,648	2,445,009

		5,323,227

Pipelines — 0.4%
ONEOK, Inc.	4,937	235,347
Spectra Energy Corp.	16,411	504,638
The Williams Cos., Inc.	16,831	630,489

		1,370,474

		37,190,007

Financial — 15.5%
Banks — 4.4%
Bank of America Corp.	265,803	3,237,481
Bank of New York Mellon Corp.	28,622	801,130
BB&T Corp.	17,153	538,433
Capital One Financial Corp.	14,281	784,741
Comerica, Inc.	4,561	163,968
Fifth Third Bancorp	21,566	351,741
First Horizon National Corp.	6,224	66,472
Huntington Bancshares, Inc.	20,420	150,904
KeyCorp	22,423	223,333
M&T Bank Corp.	3,041	313,710
Northern Trust Corp.	5,477	298,825
PNC Financial Services Group, Inc.	12,981	863,236
Regions Financial Corp.	35,180	288,124
State Street Corp.	11,237	663,994
SunTrust Banks, Inc.	13,104	377,526
U.S. Bancorp	45,825	1,554,842
Wells Fargo & Co.	120,441	4,455,113
Zions Bancorp	4,717	117,878

		15,251,451

Diversified Financial — 4.8%
American Express Co.	23,645	1,595,092
Ameriprise Financial, Inc.	4,955	364,936
BlackRock, Inc.	3,092	794,273

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Charles Schwab Corp.	26,971	$477,117
Citigroup, Inc.	74,702	3,304,817
CME Group, Inc.	7,532	462,390
Discover Financial Services	12,184	546,331
E*TRADE Financial Corp. (a)	6,506	69,679
Franklin Resources, Inc.	3,382	510,039
The Goldman Sachs Group, Inc.	10,756	1,582,745
IntercontinentalExchange, Inc. (a)	1,763	287,492
Invesco Ltd.	10,864	314,621
JP Morgan Chase & Co.	94,109	4,466,413
Legg Mason, Inc.	2,753	88,509
Morgan Stanley	33,511	736,572
The NASDAQ OMX Group, Inc.	2,980	96,254
NYSE Euronext	6,032	233,077
SLM Corp.	11,034	225,976
T. Rowe Price Group, Inc.	6,383	477,895

		16,634,228

Insurance — 4.1%
ACE Ltd.	8,343	742,277
Aflac, Inc.	11,531	599,843
The Allstate Corp.	11,640	571,175
American International Group, Inc. (a)	36,292	1,408,855
Aon PLC	7,672	471,828
Assurant, Inc.	1,878	84,529
Berkshire Hathaway, Inc. Class B (a)	44,843	4,672,641
The Chubb Corp.	6,412	561,242
Cincinnati Financial Corp.	3,677	173,518
Genworth Financial, Inc. Class A (a)	12,314	123,140
The Hartford Financial Services Group, Inc.	10,682	275,596
Lincoln National Corp.	6,548	213,530
Loews Corp.	7,679	338,414
Marsh & McLennan Cos., Inc.	13,573	515,367
MetLife, Inc.	26,937	1,024,145
Principal Financial Group, Inc.	6,637	225,857
The Progressive Corp.	13,666	345,340
Prudential Financial, Inc.	11,449	675,376
Torchmark Corp.	2,243	134,131
The Travelers Cos., Inc.	9,348	787,008
Unum Group	6,562	185,376
XL Group PLC	7,128	215,978

		14,345,166

Real Estate — 0.1%
CBRE Group, Inc. (a)	7,641	192,935

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	9,721	747,739
Apartment Investment & Management Co. Class A	3,737	114,576
AvalonBay Communities, Inc.	2,817	356,829
Boston Properties, Inc.	3,699	373,821
Equity Residential	7,866	433,102

	Number of Shares	Value
HCP, Inc.	11,089	$552,898
Health Care REIT, Inc.	6,416	435,711
Host Hotels & Resorts, Inc.	17,948	313,910
Kimco Realty Corp.	10,104	226,330
Plum Creek Timber Co., Inc.	3,996	208,591
Prologis, Inc.	11,293	451,494
Public Storage	3,546	540,127
Simon Property Group, Inc.	7,714	1,223,132
Ventas, Inc.	7,116	520,891
Vornado Realty Trust	4,140	346,270
Weyerhaeuser Co.	13,532	424,634

		7,270,055

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	12,010	103,766
People’s United Financial, Inc.	8,251	110,894

		214,660

		53,908,495

Industrial — 10.1%
Aerospace & Defense — 1.7%
The Boeing Co.	16,771	1,439,790
General Dynamics Corp.	8,148	574,515
L-3 Communications Holdings, Inc.	2,150	173,978
Lockheed Martin Corp.	6,635	640,410
Northrop Grumman Corp.	5,833	409,185
Raytheon Co.	7,983	469,321
Rockwell Collins, Inc.	3,315	209,243
United Technologies Corp.	20,775	1,941,008

		5,857,450

Building Materials — 0.1%
Masco Corp.	8,770	177,592

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,715	989,737
Molex, Inc.	3,352	98,147

		1,087,884

Electronics — 0.5%
Agilent Technologies, Inc.	8,477	355,780
Amphenol Corp. Class A	3,879	289,567
FLIR Systems, Inc.	3,474	90,359
Garmin Ltd.	2,684	88,679
Jabil Circuit, Inc.	4,587	84,768
PerkinElmer, Inc.	2,803	94,293
TE Connectivity Ltd.	10,220	428,525
Waters Corp. (a)	2,120	199,089

		1,631,060

Engineering & Construction — 0.1%
Fluor Corp.	4,035	267,642
Jacobs Engineering Group, Inc. (a)	3,185	179,124

		446,766

Environmental Controls — 0.3%
Republic Services, Inc.	7,219	238,227

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stericycle, Inc. (a)	2,130	$226,164
Waste Management, Inc.	10,673	418,488

		882,879

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	117,103
Stanley Black & Decker, Inc.	3,946	319,508

		436,611

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	8,834	675,713

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	16,074	1,397,956
Ingersoll-Rand PLC	6,810	374,618
Joy Global, Inc.	2,688	159,990

		1,932,564

Machinery – Diversified — 0.6%
Cummins, Inc.	4,360	504,932
Deere & Co.	9,527	819,131
Flowserve Corp.	1,165	195,382
Rockwell Automation, Inc.	3,417	295,058
Roper Industries, Inc.	2,442	310,891
Xylem, Inc.	4,545	125,260

		2,250,654

Manufacturing — 3.7%
3M Co.	15,567	1,654,928
Danaher Corp.	14,212	883,276
Dover Corp.	4,301	313,457
Eaton Corp. PLC	11,594	710,133
General Electric Co.	255,584	5,909,102
Honeywell International, Inc.	19,218	1,448,076
Illinois Tool Works, Inc.	10,211	622,258
Leggett & Platt, Inc.	3,501	118,264
Pall Corp.	2,741	187,402
Parker Hannifin Corp.	3,672	336,282
Pentair Ltd.	5,044	266,071
Textron, Inc.	6,677	199,041
Tyco International Ltd.	11,588	370,816

		13,019,106

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,625	687,372

Packaging & Containers — 0.1%
Ball Corp.	3,680	175,094
Bemis Co., Inc.	2,627	106,026
Owens-Illinois, Inc. (a)	4,008	106,813
Sealed Air Corp.	4,906	118,284

		506,217

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	4,030	239,624
CSX Corp.	25,051	617,006
Expeditors International of Washington, Inc.	5,004	178,693

	Number of Shares	Value
FedEx Corp.	7,166	$703,701
Norfolk Southern Corp.	7,709	594,210
Ryder System, Inc.	1,306	78,033
Union Pacific Corp.	11,561	1,646,402
United Parcel Service, Inc. Class B	17,642	1,515,448

		5,573,117

		35,164,985

Technology — 11.9%
Commercial Services — 0.0%
SAIC, Inc.	6,854	92,871

Computers — 6.3%
Accenture PLC Class A	15,886	1,206,859
Apple, Inc.	23,082	10,216,785
Cognizant Technology Solutions Corp. Class A (a)	7,470	572,277
Computer Sciences Corp.	3,709	182,594
Dell, Inc.	35,796	512,957
EMC Corp. (a)	51,590	1,232,485
Hewlett-Packard Co.	47,838	1,140,458
International Business Machines Corp.	25,749	5,492,262
NetApp, Inc. (a)	8,924	304,844
SanDisk Corp. (a)	5,908	324,940
Seagate Technology PLC	7,859	287,325
Teradata Corp. (a)	4,090	239,306
Western Digital Corp.	5,360	269,501

		21,982,593

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,219	77,554
Xerox Corp.	29,928	257,381

		334,935

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	14,774	37,674
Altera Corp.	7,767	275,495
Analog Devices, Inc.	7,500	348,675
Applied Materials, Inc.	29,324	395,288
Broadcom Corp. Class A	12,920	447,936
Intel Corp.	121,598	2,656,916
KLA-Tencor Corp.	4,004	211,171
Lam Research Corp. (a)	3,963	164,306
Linear Technology Corp.	5,817	223,198
LSI Corp. (a)	13,065	88,581
Microchip Technology, Inc.	4,921	180,896
Micron Technology, Inc. (a)	25,468	254,171
NVIDIA Corp.	15,434	197,864
Teradyne, Inc. (a)	4,509	73,136
Texas Instruments, Inc.	27,184	964,488
Xilinx, Inc.	6,539	249,594

		6,769,389

The accompanying notes are an integral part of the portfolios of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.5%
Adobe Systems, Inc. (a)	12,352	$537,435
Autodesk, Inc. (a)	5,422	223,603
BMC Software, Inc. (a)	3,217	149,044
CA, Inc.	8,074	203,223
Cerner Corp. (a)	3,544	335,794
Citrix Systems, Inc. (a)	4,599	331,864
The Dun & Bradstreet Corp.	991	82,897
Electronic Arts, Inc. (a)	7,238	128,113
Fidelity National Information Services, Inc.	7,211	285,700
Fiserv, Inc. (a)	3,266	286,853
Intuit, Inc.	6,934	455,217
Microsoft Corp.	185,279	5,300,832
Oracle Corp.	90,750	2,934,855
Red Hat, Inc. (a)	4,847	245,064
Salesforce.com, Inc. (a)	3,311	592,106

		12,092,600

		41,272,388

Utilities — 3.5%
Electric — 3.1%
The AES Corp.	15,333	192,736
Ameren Corp.	5,851	204,902
American Electric Power Co., Inc.	11,913	579,329
CenterPoint Energy, Inc.	10,564	253,113
CMS Energy Corp.	6,604	184,516
Consolidated Edison, Inc.	7,180	438,195
Dominion Resources, Inc.	14,111	820,978
DTE Energy Co.	4,273	292,017
Duke Energy Corp.	17,315	1,256,896
Edison International	7,992	402,157
Entergy Corp.	4,416	279,268
Exelon Corp.	20,960	722,701
FirstEnergy Corp.	10,231	431,748
Integrys Energy Group, Inc.	1,987	115,564
NextEra Energy, Inc.	10,409	808,571
Northeast Utilities	7,834	340,466
NRG Energy, Inc.	7,911	209,562
Pepco Holdings, Inc.	5,612	120,097
PG&E Corp.	10,708	476,827
Pinnacle West Capital Corp.	2,700	156,303
PPL Corp.	14,190	444,289
Public Service Enterprise Group, Inc.	12,349	424,065
SCANA Corp.	3,235	165,503
The Southern Co.	21,298	999,302
TECO Energy, Inc.	4,922	87,710
Wisconsin Energy Corp.	5,564	238,640
Xcel Energy, Inc.	12,143	360,647

		11,006,102

	Number of Shares	Value
Gas — 0.2%
AGL Resources, Inc.	2,987	$125,305
NiSource, Inc.	7,615	223,424
Sempra Energy	5,544	443,187

		791,916

Pipelines — 0.2%
Kinder Morgan, Inc.	15,556	601,706

		12,399,724

TOTAL COMMON STOCK (Cost $236,102,829)		343,624,943

TOTAL EQUITIES (Cost $236,102,829)		343,624,943

TOTAL LONG-TERM INVESTMENTS (Cost $236,102,829)		343,624,943

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$3,546,335	3,546,335

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	81,845	81,845

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 4/25/13	465,000	464,951

TOTAL SHORT-TERM INVESTMENTS (Cost $4,093,131)		4,093,131

TOTAL INVESTMENTS — 100.0% (Cost $240,195,960) (d)		347,718,074

Other Assets/ (Liabilities) — 0.0%		110,165

NET ASSETS — 100.0%		$347,828,239

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,546,339. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $3,618,446.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 88.2%

COMMON STOCK — 88.2%
Consumer, Cyclical — 32.1%
Automotive & Parts — 5.1%
Delphi Automotive PLC	171,000	$7,592,400

Entertainment — 5.6%
Penn National Gaming, Inc. (a)	154,500	8,409,435

Lodging — 5.0%
Starwood Hotels & Resorts Worldwide, Inc.	117,000	7,456,410

Retail — 13.0%
CarMax, Inc. (a)	145,000	6,046,500
Family Dollar Stores, Inc.	91,000	5,373,550
Tiffany & Co.	115,000	7,997,100

		19,417,150

Textiles — 3.4%
Fifth & Pacific Cos., Inc. (a)	270,000	5,097,600

		47,972,995

Consumer, Non-cyclical — 5.1%
Commercial Services — 5.1%
Visa, Inc. Class A	45,000	7,642,800

Energy — 8.1%
Oil & Gas Services — 8.1%
Dresser-Rand Group, Inc. (a)	89,000	5,487,740
National Oilwell Varco, Inc.	93,500	6,615,125

		12,102,865

Financial — 19.9%
Banks — 5.0%
Wells Fargo & Co.	203,500	7,527,465

Diversified Financial — 10.0%
Franklin Resources, Inc.	54,000	8,143,740
JP Morgan Chase & Co.	142,000	6,739,320

		14,883,060

Insurance — 4.9%
American International Group, Inc. (a)	188,500	7,317,570

		29,728,095

Industrial — 12.0%
Aerospace & Defense — 8.0%
Triumph Group, Inc.	69,000	5,416,500
The Boeing Co.	76,000	6,524,600

		11,941,100

	Number of Shares	Value
Manufacturing — 4.0%
Illinois Tool Works, Inc.	100,000	$6,094,000

		18,035,100

Technology — 11.0%
Computers — 0.1%
Diebold, Inc.	5,000	151,600

Semiconductors — 10.9%
Applied Materials, Inc.	604,500	8,148,660
Intel Corp.	375,000	8,193,750

		16,342,410

		16,494,010

TOTAL COMMON STOCK (Cost $104,547,912)		131,975,865

TOTAL EQUITIES (Cost $104,547,912)		131,975,865

TOTAL LONG-TERM INVESTMENTS (Cost $104,547,912)		131,975,865

	Principal Amount
SHORT-TERM INVESTMENTS — 10.9%
Repurchase Agreement — 10.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$16,251,667	16,251,667

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	12,155	12,155

TOTAL SHORT-TERM INVESTMENTS (Cost $16,263,822)		16,263,822

TOTAL INVESTMENTS — 99.1% (Cost $120,811,734) (c)		148,239,687

Other Assets/(Liabilities) — 0.9%		1,293,431

NET ASSETS — 100.0%		$149,533,118

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $16,251,685. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $16,580,481.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Foreign Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 95.5%
Basic Materials — 3.3%
Chemicals — 2.4%
Akzo Nobel NV	104,180	$6,619,660
Lonza Group AG Registered	38,380	2,492,455

		9,112,115

Iron & Steel — 0.9%
POSCO ADR (Republic of Korea)	48,461	3,572,060

		12,684,175

Communications — 13.7%
Internet — 1.3%
Trend Micro, Inc. (a)	177,700	4,991,683

Media — 1.8%
Reed Elsevier NV	170,773	2,927,354
Vivendi SA	185,122	3,834,081

		6,761,435

Telecommunications — 10.6%
China Mobile Ltd.	306,000	3,239,920
China Telecom Corp. Ltd. Class H	10,439,643	5,277,120
France Telecom SA	192,637	1,953,280
Singapore Telecommunications Ltd.	1,849,000	5,361,142
Singapore Telecommunications Ltd. (a)	174,000	503,194
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	360,040	4,536,504
Telefonica SA Sponsored ADR (Spain)	273,355	3,693,026
Telekom Austria AG	132,281	868,852
Telenor ASA	360,186	7,899,575
Vodafone Group PLC Sponsored ADR (United Kingdom)	252,943	7,186,111

		40,518,724

		52,271,842

Consumer, Cyclical — 8.3%
Airlines — 0.6%
Deutsche Lufthansa AG	120,680	2,357,641

Auto Manufacturers — 2.7%
Nissan Motor Co. Ltd. (a)	434,370	4,208,869
Toyota Motor Corp. Sponsored ADR (Japan)	58,410	5,995,203

		10,204,072

Automotive & Parts — 1.4%
Cie Generale des Etablissements Michelin Class B	62,880	5,268,898

	Number of Shares	Value
Distribution & Wholesale — 1.3%
ITOCHU Corp. (a)	424,800	$5,210,835

Retail — 2.3%
Kingfisher PLC	934,294	4,095,144
Marks & Spencer Group PLC	789,420	4,679,428

		8,774,572

		31,816,018

Consumer, Non-cyclical — 17.2%
Biotechnology — 0.0%
Algeta ASA (b)	4,430	149,092

Commercial Services — 2.1%
Adecco SA	33,390	1,830,877
G4S PLC	789,110	3,503,639
Randstad Holding NV	67,203	2,754,049

		8,088,565

Foods — 2.8%
Nestle SA	27,330	1,977,217
Tesco PLC	1,014,370	5,897,594
Unilever PLC	69,007	2,927,780

		10,802,591

Health Care – Products — 0.5%
Getinge AB	62,000	1,893,799

Pharmaceuticals — 11.8%
Bayer AG	77,810	8,028,262
GlaxoSmithKline PLC	289,214	6,769,526
Merck KGaA	36,980	5,580,771
Novartis AG	76,970	5,481,144
Roche Holding AG	35,270	8,234,597
Sanofi	106,498	10,860,195

		44,954,495

		65,888,542

Diversified — 0.7%
Holding Company – Diversified — 0.7%
Hutchison Whampoa Ltd.	236,291	2,473,801

Energy — 10.4%
Oil & Gas — 9.9%
BP PLC	492,664	3,459,835
ENI SpA	248,859	5,588,096
Petroleo Brasileiro SA Sponsored ADR (Brazil)	164,710	2,989,486
Repsol YPF SA	148,617	3,023,943
Royal Dutch Shell PLC Class A	2,447	79,469
Royal Dutch Shell PLC Class B	198,114	6,592,501
Sasol Ltd. Sponsored ADR (South Africa)	32,080	1,422,427
StatoilHydro ASA	240,960	5,883,257

The accompanying notes are an integral part of the portfolios of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Talisman Energy, Inc. (a)	309,800	$3,787,681
Total SA	105,322	5,034,026

		37,860,721

Oil & Gas Services — 0.5%
SBM Offshore NV (b)	122,526	2,029,371

		39,890,092

Financial — 21.7%
Banks — 10.5%
BNP Paribas	126,010	6,491,729
Credit Agricole SA (b)	200,680	1,659,172
DBS Group Holdings, Ltd.	603,479	7,807,033
HSBC Holdings PLC	702,400	7,436,836
ICICI Bank Ltd. Sponsored ADR (India)	89,280	3,830,112
Intesa Sanpaolo SpA	835,377	1,231,072
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (b)	84,860	2,803,774
Lloyds Banking Group PLC (b)	6,653,810	4,950,506
Nordea Bank AB	122,685	1,375,202
UniCredit SpA (b)	582,219	2,503,316

		40,088,752

Diversified Financial — 2.2%
Credit Suisse Group (a)	251,000	6,624,255
UBS AG	104,040	1,597,760

		8,222,015

Insurance — 8.2%
ACE Ltd.	43,124	3,836,742
AIA Group Ltd.	1,177,400	5,145,556
Aviva PLC	636,125	2,866,168
AXA SA	222,797	3,840,688
ING Groep NV (b)	570,500	4,100,043
Muenchener Rueckversicherungs AG	28,360	5,306,066
Swiss Re AG	79,310	6,454,564

		31,549,827

Real Estate — 0.8%
Cheung Kong Holdings	214,215	3,167,199

		83,027,793

Industrial — 12.4%
Aerospace & Defense — 2.1%
BAE Systems PLC	734,840	4,410,803
Embraer SA Sponsored ADR (Brazil)	100,400	3,581,268

		7,992,071

Building Materials — 3.1%
Compagnie de Saint-Gobain	48,270	1,791,479
CRH PLC	228,582	5,050,871
HeidelbergCement AG	71,120	5,113,697

		11,956,047

	Number of Shares	Value
Electronics — 1.5%
Flextronics International Ltd. (b)	331,770	$2,242,765
Koninklijke Philips Electronics NV	121,920	3,623,284

		5,866,049

Machinery – Diversified — 0.3%
Alstom SA	32,120	1,310,389

Manufacturing — 3.0%
Konica Minolta Holdings, Inc. (a)	252,500	1,849,266
Nikon Corp. (a)	128,900	3,038,070
Siemens AG	59,476	6,407,348

		11,294,684

Packaging & Containers — 0.7%
Rexam PLC	354,654	2,844,019

Transportation — 1.7%
Deutsche Post AG	155,071	3,578,585
TNT Express NV	378,240	2,782,439

		6,361,024

		47,624,283

Technology — 6.4%
Computers — 0.4%
Compal Electronics, Inc.	2,078,605	1,470,159

Semiconductors — 4.4%
Infineon Technologies AG	553,467	4,372,179
Samsung Electronics Co., Ltd.	6,833	9,306,569
Taiwan Semiconductor Manufacturing Co. Ltd.	1,027,275	3,432,000

		17,110,748

Software — 1.6%
SAP AG Sponsored ADR (Germany) (a)	38,860	3,129,785
Software AG	74,580	2,884,687

		6,014,472

		24,595,379

Utilities — 1.4%
Electric — 1.0%
E.ON AG	115,760	2,022,028
Iberdrola SA	392,277	1,829,348

		3,851,376

Gas — 0.4%
Gaz De France	73,258	1,411,983

		5,263,359

TOTAL COMMON STOCK (Cost $356,379,884)		365,535,284

The accompanying notes are an integral part of the portfolios of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.6%
Basic Materials — 0.6%
Mining — 0.6%
Vale SA Sponsored ADR 6.700%	141,042	$2,331,424

TOTAL PREFERRED STOCK (Cost $2,172,378)		2,331,424

TOTAL EQUITIES (Cost $358,552,262)		367,866,708

MUTUAL FUNDS — 6.7%
Diversified Financial — 6.7%
State Street Navigator Securities Lending Prime Portfolio (c)	25,546,834	25,546,834

TOTAL MUTUAL FUNDS (Cost $25,546,834)		25,546,834

TOTAL LONG-TERM INVESTMENTS (Cost $384,099,096)		393,413,542

	Principal Amount

SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$13,759,724	13,759,724

TOTAL SHORT-TERM INVESTMENTS (Cost $13,759,724)		13,759,724

TOTAL INVESTMENTS — 106.4% (Cost $397,858,820) (e)		407,173,266

Other Assets/(Liabilities) — (6.4)%		(24,314,772)

NET ASSETS — 100.0%		$382,858,494

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $24,382,363. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $13,759,739. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $14,036,323.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 2.4%
Chemicals — 2.2%
Monsanto Co.	32,774	$3,461,918
The Sherwin-Williams Co.	6,247	1,055,056

		4,516,974

Mining — 0.2%
Allied Nevada Gold Corp. (a)	21,685	356,935

		4,873,909

Communications — 21.4%
Advertising — 1.0%
Omnicom Group, Inc.	37,681	2,219,411

Internet — 8.9%
Amazon.com, Inc. (a)	11,518	3,069,432
eBay, Inc. (a)	47,453	2,572,902
F5 Networks, Inc. (a)	7,207	641,999
Google, Inc. Class A (a)	7,775	6,173,583
IAC/InterActiveCorp	48,497	2,166,846
Priceline.com, Inc. (a)	2,213	1,522,389
Yahoo!, Inc. (a)	89,822	2,113,512

		18,260,663

Media — 3.4%
Comcast Corp. Class A	79,473	3,338,660
News Corp. Class A	67,215	2,051,402
Sirius XM Radio, Inc.	522,964	1,610,729

		7,000,791

Telecommunications — 8.1%
Cisco Systems, Inc.	489,689	10,239,397
QUALCOMM, Inc.	30,720	2,056,704
Verizon Communications, Inc.	88,012	4,325,790

		16,621,891

		44,102,756

Consumer, Cyclical — 13.9%
Auto Manufacturers — 0.6%
Ford Motor Co.	94,900	1,247,935

Lodging — 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	28,924	1,843,327
Wyndham Worldwide Corp.	11,703	754,609
Wynn Resorts Ltd.	8,565	1,071,995

		3,669,931

Retail — 11.5%
The Buckle, Inc.	26,419	1,232,446
Costco Wholesale Corp.	22,826	2,422,067

	Number of Shares	Value
CVS Caremark Corp.	50,525	$2,778,370
Dollar Tree, Inc. (a)	30,177	1,461,472
The Home Depot, Inc.	48,308	3,370,932
Lowe’s Cos., Inc.	91,127	3,455,536
O’Reilly Automotive, Inc. (a)	24,061	2,467,455
PetSmart, Inc.	15,247	946,839
The TJX Cos., Inc.	21,480	1,004,190
Wal-Mart Stores, Inc.	59,814	4,475,882

		23,615,189

		28,533,055

Consumer, Non-cyclical — 24.4%
Agriculture — 1.8%
Philip Morris International, Inc.	38,786	3,595,850

Beverages — 2.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	13,269	1,320,929
The Coca-Cola Co.	66,906	2,705,678
Green Mountain Coffee Roasters, Inc. (a)	33,855	1,921,610

		5,948,217

Biotechnology — 5.1%
Amgen, Inc.	48,588	4,980,756
Biogen Idec, Inc. (a)	12,352	2,382,824
Celgene Corp. (a)	26,791	3,105,345

		10,468,925

Commercial Services — 3.9%
The ADT Corp.	19,682	963,237
Hertz Global Holdings, Inc. (a)	72,847	1,621,574
ITT Educational Services, Inc. (a)	650	8,957
McKesson Corp.	18,132	1,957,531
Paychex, Inc.	6,438	225,781
Visa, Inc. Class A	18,611	3,160,892

		7,937,972

Health Care – Products — 3.9%
Bruker Corp. (a)	49,375	943,063
Edwards Lifesciences Corp. (a)	11,407	937,199
Hologic, Inc. (a)	47,073	1,063,850
Johnson & Johnson	30,078	2,452,259
Medtronic, Inc.	18,188	854,108
Zimmer Holdings, Inc.	23,875	1,795,878

		8,046,357

Health Care – Services — 0.6%
Aetna, Inc.	24,588	1,256,939

Pharmaceuticals — 6.2%
Abbott Laboratories	76,820	2,713,283
AbbVie, Inc.	48,735	1,987,413
Eli Lilly & Co.	53,859	3,058,653

The accompanying notes are an integral part of the portfolios of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc. (a)	63,740	$3,118,798
Merck & Co., Inc.	44,045	1,948,110

		12,826,257

		50,080,517

Energy — 3.4%
Oil & Gas — 1.3%
Diamond Offshore Drilling, Inc.	18,400	1,279,904
Valero Energy Corp.	30,971	1,408,871

		2,688,775

Oil & Gas Services — 2.1%
Core Laboratories NV	1,375	189,640
National Oilwell Varco, Inc.	15,763	1,115,232
Oceaneering International, Inc.	22,672	1,505,647
Transocean Ltd.	29,106	1,512,348

		4,322,867

		7,011,642

Financial — 3.7%
Banks — 1.5%
Bank of America Corp.	262,218	3,193,815

Diversified Financial — 2.2%
American Express Co.	39,757	2,682,007
JP Morgan Chase & Co.	38,988	1,850,371

		4,532,378

		7,726,193

Industrial — 11.9%
Aerospace & Defense — 3.3%
The Boeing Co.	42,136	3,617,375
United Technologies Corp.	34,541	3,227,166

		6,844,541

Manufacturing — 8.6%
3M Co.	29,922	3,181,008
Danaher Corp.	36,461	2,266,051
Dover Corp.	19,063	1,389,311
General Electric Co.	87,468	2,022,260
Honeywell International, Inc.	46,336	3,491,418
Illinois Tool Works, Inc.	28,425	1,732,220
Parker Hannifin Corp.	27,422	2,511,307
Tyco International Ltd.	31,416	1,005,312

		17,598,887

		24,443,428

Technology — 18.6%
Computers — 6.5%
Apple, Inc.	11,747	5,199,575
International Business Machines Corp.	13,342	2,845,849

	Number of Shares	Value
NetApp, Inc. (a)	87,526	$2,989,888
SanDisk Corp. (a)	28,580	1,571,900
Western Digital Corp.	15,391	773,859

		13,381,071

Internet — 0.9%
Check Point Software Technologies Ltd. (a)	39,227	1,843,277

Semiconductors — 3.7%
Altera Corp.	66,940	2,374,362
Broadcom Corp. Class A	47,701	1,653,793
Emulex Corp. (a)	45,164	294,921
Microchip Technology, Inc.	37,072	1,362,767
QLogic Corp. (a)	10,093	117,079
Xilinx, Inc.	48,040	1,833,687

		7,636,609

Software — 7.5%
BMC Software, Inc. (a)	22,254	1,031,028
Intuit, Inc.	19,433	1,275,776
Microsoft Corp.	216,406	6,191,376
NetSuite, Inc. (a)	11,689	935,821
Oracle Corp.	140,241	4,535,394
Red Hat, Inc. (a)	26,322	1,330,840

		15,300,235

		38,161,192

TOTAL COMMON STOCK (Cost $177,325,425)		204,932,692

TOTAL EQUITIES (Cost $177,325,425)		204,932,692

TOTAL LONG-TERM INVESTMENTS (Cost $177,325,425)		204,932,692

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$561,550	561,550

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	4,199	4,199

TOTAL SHORT-TERM INVESTMENTS (Cost $565,749)		565,749

The accompanying notes are an integral part of the portfolios of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $177,891,174) (c)	$205,498,441

Other Assets/(Liabilities) — 0.0%	13,213

NET ASSETS — 100.0%	$205,511,654

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $561,550. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $575,440.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 5.7%
Chemicals — 2.9%
The Dow Chemical Co.	57,350	$1,826,024
E.I. du Pont de Nemours & Co.	31,630	1,554,931
The Mosaic Co.	41,150	2,452,951

		5,833,906

Forest Products & Paper — 1.0%
International Paper Co.	45,500	2,119,390

Iron & Steel — 1.3%
Nucor Corp.	26,220	1,210,053
Steel Dynamics, Inc.	92,950	1,475,117

		2,685,170

Mining — 0.5%
Barrick Gold Corp.	31,900	937,860

		11,576,326

Communications — 7.9%
Media — 2.9%
CBS Corp. Class B	30,930	1,444,122
Comcast Corp. Class A	61,640	2,589,496
Thomson Reuters Corp.	61,300	1,991,024

		6,024,642

Telecommunications — 5.0%
AT&T, Inc.	122,190	4,483,151
Cisco Systems, Inc.	272,230	5,692,330

		10,175,481

		16,200,123

Consumer, Cyclical — 8.6%
Auto Manufacturers — 1.0%
General Motors Co. (a)	25,260	702,733
Paccar, Inc.	27,770	1,404,051

		2,106,784

Automotive & Parts — 0.4%
The Goodyear Tire & Rubber Co. (a)	68,340	861,767

Housewares — 1.0%
Newell Rubbermaid, Inc.	73,500	1,918,350

Retail — 6.2%
AutoZone, Inc. (a)	5,100	2,023,527
CVS Caremark Corp.	53,920	2,965,061
The Home Depot, Inc.	28,400	1,981,752
Kohl’s Corp.	33,620	1,550,891
Lowe’s Cos., Inc.	65,900	2,498,928

	Number of Shares	Value
Nordstrom, Inc.	28,970	$1,600,013

		12,620,172

		17,507,073

Consumer, Non-cyclical — 17.7%
Agriculture — 1.4%
Philip Morris International, Inc.	31,540	2,924,073

Beverages — 2.2%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	22,250	2,214,988
PepsiCo, Inc.	28,340	2,241,977

		4,456,965

Biotechnology — 1.2%
Amgen, Inc.	23,770	2,436,663

Foods — 1.3%
General Mills, Inc.	33,920	1,672,595
Kraft Foods Group, Inc.	16,936	872,712

		2,545,307

Health Care – Products — 3.8%
Baxter International, Inc.	34,260	2,488,647
Covidien PLC	40,020	2,714,957
Johnson & Johnson	31,710	2,585,316

		7,788,920

Health Care – Services — 1.3%
UnitedHealth Group, Inc.	47,610	2,723,768

Pharmaceuticals — 6.5%
Merck & Co., Inc.	104,390	4,617,170
Pfizer, Inc.	142,010	4,098,408
Roche Holding AG	11,781	2,750,547
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	41,520	1,647,514

		13,113,639

		35,989,335

Energy — 12.9%
Oil & Gas — 11.4%
Anadarko Petroleum Corp.	24,300	2,125,035
Chevron Corp.	58,050	6,897,501
EOG Resources, Inc.	7,560	968,209
Exxon Mobil Corp.	48,800	4,397,368
Marathon Oil Corp.	58,840	1,984,085
Noble Corp.	27,400	1,045,310
Occidental Petroleum Corp.	35,370	2,771,947
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	23,110	1,544,210
Southwestern Energy Co. (a)	41,150	1,533,249

		23,266,914

The accompanying notes are an integral part of the portfolios of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.5%
Halliburton Co.	72,900	$2,945,889

		26,212,803

Financial — 25.3%
Banks — 6.7%
BB&T Corp.	74,000	2,322,860
PNC Financial Services Group, Inc.	67,290	4,474,785
Wells Fargo & Co.	185,490	6,861,275

		13,658,920

Diversified Financial — 10.4%
Ameriprise Financial, Inc.	6,500	478,725
BlackRock, Inc.	12,870	3,306,046
Citigroup, Inc.	78,200	3,459,568
Credit Suisse Group Sponsored ADR (Switzerland)	37,880	992,456
The Goldman Sachs Group, Inc.	19,570	2,879,725
IntercontinentalExchange, Inc. (a)	14,600	2,380,822
JP Morgan Chase & Co.	160,980	7,640,111

		21,137,453

Insurance — 8.2%
ACE Ltd.	50,340	4,478,750
American International Group, Inc. (a)	59,400	2,305,908
The Chubb Corp.	21,140	1,850,384
Marsh & McLennan Cos., Inc.	87,190	3,310,604
Principal Financial Group, Inc.	43,940	1,495,278
Swiss Re AG	22,896	1,863,368
Unum Group	49,140	1,388,205

		16,692,497

		51,488,870

Industrial — 11.1%
Aerospace & Defense — 2.9%
The Boeing Co.	27,060	2,323,101
Spirit AeroSystems Holdings, Inc. Class A (a)	71,400	1,355,886
United Technologies Corp.	22,900	2,139,547

		5,818,534

Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	30,160	2,442,055

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	36,670	2,017,217

Manufacturing — 6.0%
3M Co.	19,850	2,110,253
Eaton Corp. PLC	45,400	2,780,750
General Electric Co.	186,780	4,318,354
Illinois Tool Works, Inc.	29,980	1,826,981

	Number of Shares	Value
Tyco International Ltd.	38,890	$1,244,480

		12,280,818

		22,558,624

Technology — 6.3%
Computers — 1.9%
EMC Corp. (a)	121,800	2,909,802
Hewlett-Packard Co.	39,970	952,885

		3,862,687

Semiconductors — 3.3%
Analog Devices, Inc.	44,940	2,089,261
Intel Corp.	112,670	2,461,839
Xilinx, Inc.	56,450	2,154,696

		6,705,796

Software — 1.1%
Microsoft Corp.	82,660	2,364,903

		12,933,386

Utilities — 2.9%
Electric — 2.9%
Edison International	34,790	1,750,633
Entergy Corp.	18,190	1,150,336
NextEra Energy, Inc.	13,940	1,082,859
Northeast Utilities	42,760	1,858,349

		5,842,177

TOTAL COMMON STOCK (Cost $160,891,016)		200,308,717

TOTAL EQUITIES (Cost $160,891,016)		200,308,717

TOTAL LONG-TERM INVESTMENTS (Cost $160,891,016)		200,308,717

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$2,225,305	2,225,305

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	33,279	33,279

TOTAL SHORT-TERM INVESTMENTS (Cost $2,258,584)		2,258,584

The accompanying notes are an integral part of the portfolios of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.5% (Cost $163,149,600) (c)	$202,567,301

Other Assets/(Liabilities) — 0.5%	933,450

NET ASSETS — 100.0%	$203,500,751

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,225,307. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $2,272,501.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Global Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 8.9%
Chemicals — 7.6%
Air Liquide	6,791	$825,743
Akzo Nobel NV	33,500	2,128,610
Brenntag AG	4,796	749,021
International Flavors & Fragrances, Inc.	20,580	1,577,868
Linde AG	24,425	4,543,566
Praxair, Inc.	15,370	1,714,370
The Sherwin-Williams Co.	1,340	226,313

		11,765,491

Forest Products & Paper — 1.3%
Svenska Cellulosa AB Class B	80,515	2,078,892

		13,844,383

Communications — 7.4%
Advertising — 2.6%
Omnicom Group, Inc.	32,860	1,935,454
WPP PLC	130,366	2,085,163

		4,020,617

Media — 4.1%
Time Warner Cable, Inc.	6,830	656,090
Time Warner, Inc.	13,610	781,745
Viacom, Inc. Class B	11,540	710,518
The Walt Disney Co.	75,310	4,277,608

		6,425,961

Telecommunications — 0.7%
Cisco Systems, Inc.	52,520	1,098,193

		11,544,771

Consumer, Cyclical — 9.0%
Apparel — 0.9%
Burberry Group PLC	37,200	751,901
Nike, Inc. Class B	11,800	696,318

		1,448,219

Automotive & Parts — 0.9%
Delphi Automotive PLC	30,890	1,371,516

Entertainment — 0.4%
William Hill PLC	115,912	653,907

Food Services — 1.2%
Compass Group PLC	142,640	1,822,599

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,730	305,409

Retail — 5.4%
Cie Financiere Richemont SA	22,350	1,756,951

	Number of Shares	Value
Hennes & Mauritz AB Class B	5,430	$194,452
Lawson, Inc. (a)	6,100	468,627
McDonald’s Corp.	16,050	1,600,025
Sally Beauty Holdings, Inc. (b)	35,710	1,049,160
Target Corp.	22,450	1,536,703
Walgreen Co.	37,900	1,807,072

		8,412,990

		14,014,640

Consumer, Non-cyclical — 29.0%
Beverages — 7.8%
Carlsberg A/S Class B	12,618	1,230,788
Diageo PLC	123,842	3,899,655
Dr. Pepper Snapple Group, Inc.	22,180	1,041,351
Heineken NV	53,764	4,058,427
Pernod-Ricard SA	15,252	1,902,533

		12,132,754

Commercial Services — 2.7%
Adecco SA	16,720	916,809
Visa, Inc. Class A	19,270	3,272,817

		4,189,626

Cosmetics & Personal Care — 2.0%
Beiersdorf AG	2,529	233,627
Colgate-Palmolive Co.	19,250	2,272,077
The Procter & Gamble Co.	7,660	590,280

		3,095,984

Foods — 5.1%
Danone SA	38,792	2,702,804
The J.M. Smucker Co.	5,280	523,565
Nestle SA	64,482	4,665,016

		7,891,385

Health Care – Products — 3.9%
Johnson & Johnson	13,510	1,101,470
Medtronic, Inc.	37,440	1,758,183
Sonova Holding AG	7,465	896,519
St. Jude Medical, Inc.	56,400	2,280,816

		6,036,988

Household Products — 2.6%
Reckitt Benckiser Group PLC	56,029	4,020,386

Pharmaceuticals — 4.9%
Bayer AG	30,602	3,157,446
DENTSPLY International, Inc.	29,430	1,248,420
Merck KGaA	14,001	2,112,936
Roche Holding AG	4,990	1,165,031

		7,683,833

		45,050,956

The accompanying notes are an integral part of the portfolios of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	15,847	$2,722,460

Energy — 3.5%
Oil & Gas — 0.6%
Inpex Corp. (a)	166	892,220

Oil & Gas Services — 2.9%
National Oilwell Varco, Inc.	20,690	1,463,817
Saipem SpA	34,154	1,052,558
Schlumberger Ltd.	27,510	2,060,224

		4,576,599

		5,468,819

Financial — 13.5%
Banks — 8.7%
Bank of New York Mellon Corp.	85,360	2,389,226
Credicorp Ltd.	2,900	481,545
Erste Group Bank AG (b)	25,786	719,857
ICICI Bank Ltd. Sponsored ADR (India)	21,420	918,918
Itau Unibanco Holding SA Sponsored ADR (Brazil)	76,610	1,363,658
Julius Baer Group Ltd.	29,619	1,153,823
Komercni Banka AS	3,104	592,515
Sberbank of Russia Sponsored ADR (Russia)	43,847	559,049
Standard Chartered PLC	84,853	2,198,117
State Street Corp.	52,010	3,073,271

		13,449,979

Diversified Financial — 4.0%
Aeon Credit Service Co. Ltd. (a)	21,500	609,457
American Express Co.	27,690	1,867,967
Deutsche Boerse AG	13,798	835,613
The Goldman Sachs Group, Inc.	11,330	1,667,209
UBS AG	82,517	1,267,228

		6,247,474

Insurance — 0.8%
Swiss Re AG	15,250	1,241,106

		20,938,559

Industrial — 17.2%
Aerospace & Defense — 1.9%
United Technologies Corp.	31,310	2,925,293

Electrical Components & Equipment — 2.6%
Legrand SA	43,157	1,883,061
Schneider Electric SA	28,678	2,097,591

		3,980,652

	Number of Shares	Value
Electronics — 2.7%
Amphenol Corp. Class A	20,730	$1,547,495
Hoya Corp. (a)	57,200	1,076,048
Waters Corp. (b)	17,480	1,641,547

		4,265,090

Health Care – Services — 2.1%
Thermo Fisher Scientific, Inc.	42,660	3,263,063

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	4,070	351,445

Manufacturing — 4.1%
3M Co.	25,660	2,727,915
Honeywell International, Inc.	47,420	3,573,097

		6,301,012

Transportation — 3.6%
Canadian National Railway Co.	26,830	2,691,049
Kuehne & Nagel International AG	2,710	295,957
United Parcel Service, Inc. Class B	30,640	2,631,976

		5,618,982

		26,705,537

Technology — 7.8%
Computers — 2.0%
Accenture PLC Class A	41,670	3,165,670

Internet — 0.3%
Check Point Software Technologies Ltd. (b)	11,310	531,457

Office Equipment/Supplies — 0.8%
Canon, Inc.	31,800	1,172,690

Semiconductors — 2.1%
Altera Corp.	24,460	867,596
Microchip Technology, Inc.	27,360	1,005,754
Samsung Electronics Co., Ltd.	1,016	1,383,795

		3,257,145

Software — 2.6%
Autodesk, Inc. (b)	16,380	675,511
Dassault Systemes SA	4,659	538,956
Oracle Corp.	86,750	2,805,495

		4,019,962

		12,146,924

Utilities — 0.3%
Electric — 0.3%
Red Electrica Corp. SA	8,578	431,810

TOTAL COMMON STOCK (Cost $107,806,276)		152,868,859

TOTAL EQUITIES (Cost $107,806,276)		152,868,859

The accompanying notes are an integral part of the portfolios of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)	3,028,626	$3,028,626

TOTAL MUTUAL FUNDS (Cost $3,028,626)		3,028,626

TOTAL LONG-TERM INVESTMENTS (Cost $110,834,902)		155,897,485

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$2,504,332	2,504,332

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	12,302	12,302

TOTAL SHORT-TERM INVESTMENTS (Cost $2,516,634)		2,516,634

TOTAL INVESTMENTS — 102.0% (Cost $113,351,536) (e)		158,414,119

Other Assets/ (Liabilities) — (2.0)%		(3,098,895)

NET ASSETS — 100.0%		$155,315,224

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $2,883,535. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,504,334. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $2,558,119.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,365,418	$122,051,452
MML Equity Income Fund, Initial Class (a)	8,263,745	97,264,279
MML Focused Equity Fund, Class II (a)	5,617,732	71,850,795
MML Foreign Fund, Initial Class (a)	6,769,879	65,126,236
MML Fundamental Growth Fund, Class II (a)	7,525,775	89,481,464
MML Fundamental Value Fund, Class II (a)	5,923,200	81,977,094
MML Global Fund, Class I (a)	4,825,753	51,635,557
MML High Yield Fund, Class II (a)	2,194,519	24,929,734
MML Income & Growth Fund, Initial Class (a)	4,679,521	48,152,270
MML Inflation-Protected and Income Fund, Initial Class (a)	1,158,412	13,692,428
MML Large Cap Growth Fund, Initial Class (a)	6,776,435	84,840,970
MML Managed Bond Fund, Initial Class (a)	12,256,046	161,974,618
MML Mid Cap Growth Fund, Initial Class (a)	5,694,441	82,569,389
MML Mid Cap Value Fund, Initial Class (a)	6,676,752	82,992,027
MML PIMCO Total Return Fund, Class II (a)	7,975,177	86,690,169
MML Short-Duration Bond Fund, Class II (a)	3,574,633	36,246,780
MML Small Cap Growth Equity Fund, Initial Class (a)	2,668,012	49,245,548
MML Small Company Value Fund, Class II (a)	2,667,752	56,236,217
MML Strategic Emerging Markets Fund, Class II (a)	2,524,890	25,880,123
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,364,888	47,620,926
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	7,529,780	43,296,233
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	23,691,003	51,883,297

		1,475,637,606

TOTAL MUTUAL FUNDS (Cost $1,187,627,374)		1,475,637,606

Value
TOTAL LONG-TERM INVESTMENTS (Cost $1,187,627,374)	$1,475,637,606

TOTAL INVESTMENTS — 100.1% (Cost $1,187,627,374) (b)	1,475,637,606

Other Assets/ (Liabilities) — (0.1)%	(827,284)

NET ASSETS — 100.0%	$1,474,810,322

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 3.0%
Chemicals — 3.0%
Celanese Corp. Series A	20,120	$886,285
Linde AG	7,097	1,320,192
Praxair, Inc.	11,357	1,266,760
The Sherwin-Williams Co.	3,987	673,364

		4,146,601

Communications — 6.3%
Internet — 2.2%
Facebook, Inc. Class A (a)	8,490	217,174
Google, Inc. Class A (a)	3,595	2,854,538

		3,071,712

Media — 3.4%
Comcast Corp. Class A	39,290	1,650,573
The Walt Disney Co.	52,117	2,960,245

		4,610,818

Telecommunications — 0.7%
AT&T, Inc.	24,824	910,793

		8,593,323

Consumer, Cyclical — 7.8%
Apparel — 2.0%
Nike, Inc. Class B	22,146	1,306,835
VF Corp.	8,270	1,387,293

		2,694,128

Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG	6,591	569,015

Automotive & Parts — 0.5%
Delphi Automotive PLC	16,220	720,168

Distribution & Wholesale — 0.7%
W.W. Grainger, Inc.	4,150	933,667

Retail — 4.2%
Kohl’s Corp.	23,163	1,068,509
McDonald’s Corp.	18,680	1,862,209
Target Corp.	30,328	2,075,952
Tiffany & Co.	10,800	751,032

		5,757,702

		10,674,680

Consumer, Non-cyclical — 25.7%
Agriculture — 1.6%
Philip Morris International, Inc.	23,333	2,163,202

	Number of Shares	Value
Beverages — 2.3%
Diageo PLC	44,843	$1,412,059
Heineken NV	13,608	1,027,213
Pernod-Ricard SA	5,620	701,038

		3,140,310

Biotechnology — 0.7%
Celgene Corp. (a)	8,190	949,303

Commercial Services — 3.0%
MasterCard, Inc. Class A	3,242	1,754,344
Visa, Inc. Class A	13,810	2,345,490

		4,099,834

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	12,104	1,428,635
The Procter & Gamble Co.	32,028	2,468,078

		3,896,713

Foods — 3.1%
Danone SA	27,463	1,913,464
General Mills, Inc.	17,628	869,237
Mondelez International, Inc. Class A	49,860	1,526,214

		4,308,915

Health Care – Products — 6.8%
Baxter International, Inc.	12,247	889,622
Covidien PLC	36,100	2,449,024
Johnson & Johnson	40,038	3,264,298
St. Jude Medical, Inc.	45,758	1,850,454
Stryker Corp.	12,880	840,291

		9,293,689

Household Products — 1.0%
Reckitt Benckiser Group PLC	18,958	1,360,340

Pharmaceuticals — 4.4%
Gilead Sciences, Inc. (a)	27,808	1,360,645
Pfizer, Inc.	122,160	3,525,538
Valeant Pharmaceuticals International, Inc. (a)	14,340	1,075,787

		5,961,970

		35,174,276

Diversified — 0.8%
Holding Company – Diversified — 0.8%
LVMH Moet Hennessy Louis Vuitton SA	6,847	1,176,291

Energy — 9.8%
Oil & Gas — 6.1%
Chevron Corp.	19,121	2,271,957
EOG Resources, Inc.	12,520	1,603,437
Exxon Mobil Corp.	34,899	3,144,749

The accompanying notes are an integral part of the portfolios of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	17,611	$1,380,174

		8,400,317

Oil & Gas Services — 3.7%
Cameron International Corp. (a)	18,310	1,193,812
Dresser-Rand Group, Inc. (a)	25,190	1,553,215
National Oilwell Varco, Inc.	19,256	1,362,362
Schlumberger Ltd.	12,727	953,125

		5,062,514

		13,462,831

Financial — 15.9%
Banks — 3.8%
Bank of America Corp.	106,603	1,298,424
Bank of New York Mellon Corp.	25,536	714,753
State Street Corp.	12,372	731,061
Wells Fargo & Co.	67,330	2,490,537

		5,234,775

Diversified Financial — 9.0%
American Express Co.	33,898	2,286,759
BlackRock, Inc.	9,455	2,428,800
Franklin Resources, Inc.	11,243	1,695,557
The Goldman Sachs Group, Inc.	14,799	2,177,673
JP Morgan Chase & Co.	77,312	3,669,228

		12,258,017

Insurance — 1.8%
ACE Ltd.	28,380	2,524,969

Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp.	22,602	1,738,546

		21,756,307

Industrial — 13.1%
Aerospace & Defense — 1.8%
United Technologies Corp.	26,192	2,447,119

Engineering & Construction — 0.9%
Fluor Corp.	18,270	1,211,849

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	15,520	1,256,654

Health Care – Services — 1.6%
Thermo Fisher Scientific, Inc.	28,680	2,193,733

Manufacturing — 4.4%
Danaher Corp.	59,082	3,671,946
Honeywell International, Inc.	31,950	2,407,433

		6,079,379

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	10,550	2,000,491

	Number of Shares	Value
Transportation — 2.1%
Canadian National Railway Co.	15,289	$1,533,487
United Parcel Service, Inc. Class B	15,330	1,316,847

		2,850,334

		18,039,559

Technology — 14.0%
Computers — 7.8%
Accenture PLC Class A	21,390	1,624,998
Apple, Inc.	8,547	3,783,159
Cognizant Technology Solutions Corp. Class A (a)	16,180	1,239,550
EMC Corp. (a)	103,849	2,480,953
Hewlett-Packard Co.	64,610	1,540,302

		10,668,962

Internet — 0.6%
Check Point Software Technologies Ltd. (a)	19,110	897,979

Semiconductors — 2.8%
Altera Corp.	47,130	1,671,701
Microchip Technology, Inc.	57,999	2,132,043

		3,803,744

Software — 2.8%
Citrix Systems, Inc. (a)	8,590	619,854
Fidelity National Information Services, Inc.	24,420	967,520
Oracle Corp.	69,210	2,238,252

		3,825,626

		19,196,311

Utilities — 2.9%
Electric — 2.9%
American Electric Power Co., Inc.	29,143	1,417,224
CMS Energy Corp.	53,870	1,505,128
Wisconsin Energy Corp.	24,080	1,032,791

		3,955,143

TOTAL COMMON STOCK (Cost $101,661,520)		136,175,322

TOTAL EQUITIES (Cost $101,661,520)		136,175,322

TOTAL LONG-TERM INVESTMENTS (Cost $101,661,520)		136,175,322

The accompanying notes are an integral part of the portfolios of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$940,050	$940,050

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	13,514	13,514

TOTAL SHORT-TERM INVESTMENTS (Cost $953,564)		953,564

TOTAL INVESTMENTS — 100.0% (Cost $102,615,084) (c)		137,128,886

Other Assets/ (Liabilities) — (0.0)%		(58,627)

NET ASSETS — 100.0%		$137,070,259

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $940,051. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $961,161.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 6.7%
Chemicals — 2.7%
The Dow Chemical Co.	33,510	$1,066,958
E.I. du Pont de Nemours & Co.	56,060	2,755,910
Olin Corp.	18,700	471,614
Praxair, Inc.	12,500	1,394,250

		5,688,732

Forest Products & Paper — 0.7%
MeadWestvaco Corp.	39,350	1,428,405

Mining — 3.3%
BHP Billiton Ltd.	101,140	3,461,010
Newmont Mining Corp.	35,480	1,486,257
Rio Tinto Ltd.	17,830	1,065,329
Southern Copper Corp.	20,322	763,498

		6,776,094

		13,893,231

Communications — 6.7%
Media — 3.3%
Comcast Corp. Special Class A	104,790	4,151,780
Time Warner Cable, Inc.	18,660	1,792,480
The Walt Disney Co.	17,320	983,776

		6,928,036

Telecommunications — 3.4%
AT&T, Inc.	72,660	2,665,895
BCE, Inc.	15,380	718,092
Verizon Communications, Inc.	73,350	3,605,153

		6,989,140

		13,917,176

Consumer, Cyclical — 6.7%
Apparel — 1.3%
VF Corp.	16,190	2,715,872

Automotive & Parts — 0.4%
Johnson Controls, Inc.	26,430	926,900

Retail — 4.3%
The Home Depot, Inc.	65,580	4,576,172
McDonald’s Corp.	32,280	3,217,993
Wal-Mart Stores, Inc.	16,390	1,226,464

		9,020,629

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	30,840	1,350,484

		14,013,885

	Number of Shares	Value
Consumer, Non-cyclical — 19.9%
Agriculture — 3.2%
Altria Group, Inc.	33,310	$1,145,531
Lorillard, Inc.	39,340	1,587,369
Philip Morris International, Inc.	43,160	4,001,363

		6,734,263

Beverages — 2.5%
The Coca-Cola Co.	64,820	2,621,321
Diageo PLC	83,720	2,636,255

		5,257,576

Commercial Services — 0.3%
Automatic Data Processing, Inc.	8,820	573,476

Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	33,510	2,582,281

Foods — 4.1%
General Mills, Inc.	38,020	1,874,766
H.J. Heinz Co.	20,520	1,482,981
Kraft Foods Group, Inc.	19,896	1,025,241
Mondelez International, Inc. Class A	59,920	1,834,151
Unilever NV NY Shares	59,540	2,441,140

		8,658,279

Health Care – Products — 1.6%
Johnson & Johnson	40,890	3,333,762

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	16,740	944,973

Household Products — 0.9%
Kimberly-Clark Corp.	18,440	1,806,751

Pharmaceuticals — 5.6%
Abbott Laboratories	20,080	709,226
AbbVie, Inc.	20,150	821,717
Bristol-Myers Squibb Co.	47,750	1,966,823
Merck & Co., Inc.	72,750	3,217,732
Pfizer, Inc.	170,420	4,918,321

		11,633,819

		41,525,180

Energy — 12.7%
Coal — 0.1%
CONSOL Energy, Inc.	4,300	144,695
Peabody Energy Corp.	3,700	78,255

		222,950

Oil & Gas — 10.2%
Chevron Corp.	54,410	6,464,996
ConocoPhillips	17,270	1,037,927
Exxon Mobil Corp.	48,170	4,340,599
Marathon Oil Corp.	50,210	1,693,081
Marathon Petroleum Corp.	23,570	2,111,872

The accompanying notes are an integral part of the portfolios of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	23,780	$1,863,638
Phillips 66	11,130	778,766
Royal Dutch Shell PLC Class A	16,290	529,035
Total SA Sponsored ADR (France)	54,310	2,605,794

		21,425,708

Oil & Gas Services — 0.5%
Schlumberger Ltd.	13,830	1,035,729

Pipelines — 1.9%
Enbridge, Inc.	65,480	3,048,879
Spectra Energy Corp.	28,790	885,293

		3,934,172

		26,618,559

Financial — 18.3%
Banks — 8.9%
Bank of Nova Scotia	34,320	1,997,003
Fifth Third Bancorp	97,910	1,596,912
M&T Bank Corp.	4,720	486,915
National Bank of Canada	28,260	2,075,581
SunTrust Banks, Inc.	54,130	1,559,485
The Toronto-Dominion Bank	24,210	2,015,733
U.S. Bancorp	87,000	2,951,910
Wells Fargo & Co.	160,270	5,928,387

		18,611,926

Diversified Financial — 4.9%
American Express Co.	37,090	2,502,091
Citigroup, Inc.	35,240	1,559,018
JP Morgan Chase & Co.	128,920	6,118,543

		10,179,652

Insurance — 4.4%
ACE Ltd.	20,300	1,806,091
The Chubb Corp.	25,500	2,232,015
Prudential Financial, Inc.	36,180	2,134,258
The Travelers Cos., Inc.	37,600	3,165,544

		9,337,908

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,400	263,592

		38,393,078

Industrial — 14.2%
Aerospace & Defense — 3.9%
Northrop Grumman Corp.	25,510	1,789,526
Raytheon Co.	46,120	2,711,395
Rockwell Collins, Inc.	6,770	427,322
United Technologies Corp.	34,220	3,197,175

		8,125,418

	Number of Shares	Value
Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	18,530	$1,611,554

Machinery – Diversified — 2.0%
Deere & Co.	40,370	3,471,013
Rockwell Automation, Inc.	7,770	670,939

		4,141,952

Manufacturing — 4.3%
3M Co.	17,730	1,884,876
General Electric Co.	210,670	4,870,691
Honeywell International, Inc.	29,860	2,249,951

		9,005,518

Packaging & Containers — 0.2%
Packaging Corporation of America	7,600	341,012

Transportation — 3.0%
Canadian National Railway Co.	25,510	2,558,653
Union Pacific Corp.	12,100	1,723,161
United Parcel Service, Inc. Class B	24,490	2,103,691

		6,385,505

		29,610,959

Technology — 4.1%
Computers — 1.9%
International Business Machines Corp.	18,860	4,022,838

Semiconductors — 0.9%
Intel Corp.	85,460	1,867,301

Software — 1.3%
Microsoft Corp.	91,090	2,606,085

		8,496,224

Utilities — 7.2%
Electric — 5.3%
American Electric Power Co., Inc.	21,110	1,026,579
Dominion Resources, Inc.	34,950	2,033,391
Duke Energy Corp.	13,200	958,188
Edison International	18,340	922,869
ITC Holdings Corp.	5,940	530,204
NextEra Energy, Inc.	26,130	2,029,779
Northeast Utilities	20,490	890,495
PPL Corp.	15,180	475,286
Public Service Enterprise Group, Inc.	39,740	1,364,672
Wisconsin Energy Corp.	21,110	905,408

		11,136,871

Gas — 0.5%
Sempra Energy	12,400	991,256

Pipelines — 0.7%
Kinder Morgan, Inc.	40,690	1,573,889

The accompanying notes are an integral part of the portfolios of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.7%
American Water Works Co., Inc.	34,020	$1,409,789

		15,111,805

TOTAL COMMON STOCK (Cost $162,952,512)		201,580,097

TOTAL EQUITIES (Cost $162,952,512)		201,580,097

TOTAL LONG-TERM INVESTMENTS (Cost $162,952,512)		201,580,097

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (a)	$6,911,808	6,911,808

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	43,966	43,966

TOTAL SHORT-TERM INVESTMENTS (Cost $6,955,774)		6,955,774

TOTAL INVESTMENTS — 99.8% (Cost $169,908,286) (b)		208,535,871

Other Assets/(Liabilities) — 0.2%		382,498

NET ASSETS — 100.0%		$208,918,369

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $6,911,816. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $7,053,575.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 5.6%
Chemicals — 4.7%
Ecolab, Inc.	30,240	$2,424,642
LyondellBasell Industries NV Class A	36,250	2,294,263
Monsanto Co.	38,760	4,094,219
Praxair, Inc.	15,810	1,763,447

		10,576,571

Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	60,220	1,993,282

		12,569,853

Communications — 23.0%
Internet — 10.6%
Amazon.com, Inc. (a)	23,190	6,179,903
eBay, Inc. (a)	47,460	2,573,281
Facebook, Inc. Class A (a)	102,040	2,610,183
Google, Inc. Class A (a)	12,690	10,076,241
Priceline.com, Inc. (a)	3,510	2,414,635

		23,854,243

Telecommunications — 3.9%
Crown Castle International Corp. (a)	45,660	3,179,762
QUALCOMM, Inc.	83,970	5,621,792

		8,801,554

Media — 8.5%
CBS Corp. Class B	95,420	4,455,160
Comcast Corp. Class A	136,790	5,746,548
Discovery Communications, Inc. Series A (a)	40,890	3,219,678
Liberty Global, Inc. Class A (a)	15,330	1,119,251
The Walt Disney Co.	83,090	4,719,512

		19,260,149

		51,915,946

Consumer, Cyclical — 11.1%
Apparel — 2.8%
Nike, Inc. Class B	55,780	3,291,578
Ralph Lauren Corp.	17,810	3,015,411

		6,306,989

Lodging — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	21,280	1,356,175

Retail — 7.7%
Costco Wholesale Corp.	34,670	3,678,834
CVS Caremark Corp.	57,270	3,149,277
The Home Depot, Inc.	54,810	3,824,642

	Number of Shares	Value
Michael Kors Holdings Ltd. (a)	45,500	$2,583,945
Nordstrom, Inc.	38,770	2,141,267
Tractor Supply Co.	19,210	2,000,337

		17,378,302

		25,041,466

Consumer, Non-cyclical — 25.6%
Beverages — 3.6%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	46,930	4,671,882
Diageo PLC Sponsored ADR (United Kingdom)	27,060	3,405,230

		8,077,112

Biotechnology — 2.5%
Celgene Corp. (a)	29,660	3,437,891
Illumina, Inc. (a)	41,700	2,251,800

		5,689,691

Commercial Services — 5.4%
MasterCard, Inc. Class A	8,430	4,561,726
Verisk Analytics, Inc. Class A (a)	38,050	2,345,021
Visa, Inc. Class A	31,120	5,285,421

		12,192,168

Cosmetics & Personal Care — 1.7%
The Estee Lauder Cos., Inc. Class A	58,720	3,759,842

Foods — 1.0%
Whole Foods Market, Inc.	26,560	2,304,080

Health Care – Products — 0.9%
Intuitive Surgical, Inc. (a)	4,240	2,082,646

Health Care – Services — 1.3%
Catamaran Corp. (a)	54,310	2,880,059

Household Products — 0.2%
Church & Dwight Co., Inc.	6,980	451,117

Pharmaceuticals — 9.0%
Actavis, Inc. (a)	23,990	2,209,719
Allergan, Inc.	39,880	4,451,804
BioMarin Pharmaceutical, Inc. (a)	33,000	2,054,580
Gilead Sciences, Inc. (a)	124,410	6,087,381
Novo Nordisk A/S Sponsored ADR (Denmark)	25,460	4,111,790
Shire PLC Sponsored ADR (United Kingdom)	16,180	1,478,205

		20,393,479

		57,830,194

Energy — 3.4%
Oil & Gas — 0.9%
Anadarko Petroleum Corp.	23,340	2,041,083

The accompanying notes are an integral part of the portfolios of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 2.5%
Cameron International Corp. (a)	33,320	$2,172,464
Schlumberger Ltd.	47,780	3,578,244

		5,750,708

		7,791,791

Financial — 5.5%
Diversified Financial — 4.4%
The Goldman Sachs Group, Inc.	23,410	3,444,781
IntercontinentalExchange, Inc. (a)	20,740	3,382,072
T. Rowe Price Group, Inc.	40,510	3,032,984

		9,859,837

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	31,890	2,452,979

		12,312,816

Industrial — 11.2%
Electrical Components & Equipment — 1.9%
AMETEK, Inc.	97,655	4,234,321

Electronics — 0.7%
Trimble Navigation Ltd. (a)	53,010	1,588,180

Machinery – Diversified — 1.9%
Cummins, Inc.	36,420	4,217,800

Manufacturing — 3.2%
Eaton Corp. PLC	55,180	3,379,775
Honeywell International, Inc.	50,420	3,799,147

		7,178,922

Metal Fabricate & Hardware — 1.9%
Precision Castparts Corp.	22,670	4,298,685

Transportation — 1.6%
Kansas City Southern	33,780	3,746,202

		25,264,110

Technology — 14.4%
Computers — 8.4%
Accenture PLC Class A	69,500	5,279,915
Apple, Inc.	19,180	8,489,643
EMC Corp. (a)	140,020	3,345,078
Teradata Corp. (a)	32,550	1,904,500

		19,019,136

Software — 6.0%
Citrix Systems, Inc. (a)	31,330	2,260,773
Intuit, Inc.	36,770	2,413,950
Red Hat, Inc. (a)	42,060	2,126,554
Salesforce.com, Inc. (a)	18,430	3,295,837
SAP AG Sponsored ADR (Germany)	42,350	3,410,869

		13,507,983

		32,527,119

		Value
TOTAL COMMON STOCK (Cost $192,831,620)		$225,253,295

TOTAL EQUITIES (Cost $192,831,620)		225,253,295

TOTAL LONG-TERM INVESTMENTS (Cost $192,831,620)		225,253,295

	Principal Amount

SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$1,085,135	1,085,135

TOTAL SHORT-TERM INVESTMENTS (Cost $1,085,135)		1,085,135

TOTAL INVESTMENTS — 100.3% (Cost $193,916,755) (c)		226,338,430

Other Assets/(Liabilities) — (0.3)%		(609,856)

NET ASSETS — 100.0%		$225,728,574

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,085,136. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,108,492.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Managed Volatility Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 96.2%
Basic Materials — 6.2%
Chemicals — 5.2%
Air Products & Chemicals, Inc.	38,180	$3,326,242
Ecolab, Inc.	26,270	2,106,329
Monsanto Co.	39,680	4,191,398
Potash Corp. of Saskatchewan, Inc.	36,196	1,420,693
Praxair, Inc.	7,500	836,550

		11,881,212

Forest Products & Paper — 0.0%
Emerald Plantation Holdings Ltd. (a)	54,645	25,410

Machinery – Construction & Mining — 1.0%
BHP Billiton PLC	42,200	1,225,225
Rio Tinto PLC	23,672	1,114,968

		2,340,193

		14,246,815

Communications — 7.7%
Internet — 5.2%
Google, Inc. Class A (a)	11,845	9,405,285
Groupon, Inc. (a) (b)	68,250	417,690
Liberty Interactive Corp. Class A (a)	58,650	1,253,937
Liberty Ventures Series A (a)	3,944	298,088
Netflix, Inc. (a)	3,140	594,747

		11,969,747

Media — 2.4%
Grupo Televisa SAB Sponsored ADR (Mexico) (b)	19,710	524,483
The Walt Disney Co.	88,440	5,023,392

		5,547,875

Telecommunications — 0.1%
America Movil SAB de CV Sponsored ADR (Mexico) (b)	16,980	355,901

		17,873,523

Consumer, Cyclical — 16.1%
Auto Manufacturers — 0.9%
Paccar, Inc.	39,710	2,007,738

Housewares — 0.1%
Hunter Douglas NV	6,765	269,585

Leisure Time — 0.6%
Harley-Davidson, Inc.	27,630	1,472,679

Retail — 14.5%
Bed Bath & Beyond, Inc. (a)	95,060	6,123,765
CarMax, Inc. (a)	34,070	1,420,719
Cie Financiere Richemont SA	5,300	416,637

	Number of Shares	Value
Costco Wholesale Corp.	101,530	$10,773,348
CVS Caremark Corp.	258,168	14,196,658
Tiffany & Co.	10,160	706,527

		33,637,654

		37,387,656

Consumer, Non-cyclical — 12.0%
Agriculture — 0.9%
Philip Morris International, Inc.	23,240	2,154,580

Beverages — 4.6%
The Coca-Cola Co.	74,660	3,019,250
Diageo PLC Sponsored ADR (United Kingdom)	40,400	5,083,936
Heineken Holding NV Class A	40,150	2,574,080

		10,677,266

Commercial Services — 1.9%
Iron Mountain, Inc.	78,734	2,858,832
Visa, Inc. Class A	9,760	1,657,638

		4,516,470

Foods — 0.7%
Nestle SA	3,070	222,102
Sysco Corp.	18,570	653,107
Unilever NV NY Shares	16,760	687,160

		1,562,369

Health Care – Services — 2.0%
Laboratory Corporation of America Holdings (a)	23,170	2,089,934
UnitedHealth Group, Inc.	43,160	2,469,184

		4,559,118

Pharmaceuticals — 1.9%
Express Scripts Holding Co. (a)	75,880	4,374,482

		27,844,285

Diversified — 1.2%
Holding Company – Diversified — 1.2%
China Merchants Holdings International Co. Ltd.	843,822	2,780,568

Energy — 9.1%
Oil & Gas — 7.9%
Canadian Natural Resources Ltd.	185,400	5,956,902
Devon Energy Corp.	27,300	1,540,266
EOG Resources, Inc.	53,860	6,897,850
Occidental Petroleum Corp.	50,200	3,934,174

		18,329,192

Oil & Gas Services — 1.2%
Schlumberger Ltd.	18,540	1,388,460

The accompanying notes are an integral part of the portfolios of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transocean Ltd.	28,159	$1,463,142

		2,851,602

		21,180,794

Financial — 37.1%
Banks — 13.1%
Bank of New York Mellon Corp.	412,440	11,544,196
Julius Baer Group Ltd.	145,285	5,659,651
Wells Fargo & Co.	353,573	13,078,665

		30,282,512

Diversified Financial — 8.9%
American Express Co.	213,332	14,391,377
Ameriprise Financial, Inc.	15,950	1,174,717
The Charles Schwab Corp.	97,730	1,728,844
CME Group, Inc.	7,550	463,495
The Goldman Sachs Group, Inc.	8,800	1,294,920
JP Morgan Chase & Co.	32,116	1,524,225

		20,577,578

Insurance — 13.3%
ACE Ltd.	21,440	1,907,517
Alleghany Corp. (a)	9,772	3,868,930
Aon PLC	7,600	467,400
Berkshire Hathaway, Inc. Class A (a)	58	9,064,240
Everest Re Group Ltd.	3,290	427,239
Fairfax Financial Holdings Ltd.	3,500	1,368,990
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares) (b)	1,070	417,804
Loews Corp.	140,850	6,207,260
Markel Corp. (a)	875	440,563
The Progressive Corp.	262,050	6,622,003

		30,791,946

Real Estate — 1.8%
Brookfield Asset Management, Inc. Class A	66,700	2,433,883
Hang Lung Properties Ltd.	325,000	1,831,782

		4,265,665

		85,917,701

Industrial — 2.1%
Building Materials — 0.3%
Martin Marietta Materials, Inc.	5,530	564,171

Electrical Components & Equipment — 0.5%
Emerson Electric Co.	15,860	886,098
Schneider Electric SA	4,470	326,949

		1,213,047

Electronics — 0.3%
Agilent Technologies, Inc.	18,590	780,222

	Number of Shares	Value
Transportation — 1.0%
Kuehne & Nagel International AG	21,000	$2,293,396

		4,850,836

Technology — 4.7%
Computers — 0.8%
Hewlett-Packard Co.	41,900	998,896
International Business Machines Corp.	3,530	752,949

		1,751,845

Semiconductors — 1.8%
Intel Corp.	25,920	566,352
Texas Instruments, Inc.	102,610	3,640,603

		4,206,955

Software — 2.1%
Activision Blizzard, Inc.	101,670	1,481,332
Microsoft Corp.	55,650	1,592,146
Oracle Corp.	55,650	1,799,721

		4,873,199

		10,831,999

TOTAL COMMON STOCK (Cost $165,058,405)		222,914,177

TOTAL EQUITIES (Cost $165,058,405)		222,914,177

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Emerald Plantation Holdings Ltd. 6.000% 1/30/20	$59,075	41,648
Sino Forest Corp. (c) 5.000% 8/01/13	359,000	—

		41,648

TOTAL CORPORATE DEBT (Cost $346,599)		41,648

TOTAL BONDS & NOTES (Cost $346,599)		41,648

The accompanying notes are an integral part of the portfolios of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
State Street Navigator Securities Lending Prime Portfolio (d)	872,626	$872,626

TOTAL MUTUAL FUNDS (Cost $872,626)		872,626

TOTAL LONG-TERM INVESTMENTS (Cost $166,277,630)		223,828,451

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$7,486,970	7,486,970

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	7,672	7,672

TOTAL SHORT-TERM INVESTMENTS (Cost $7,494,642)		7,494,642

TOTAL INVESTMENTS — 99.8% (Cost $173,772,272) (f)		231,323,093

Other Assets/(Liabilities) — 0.2%		520,709

NET ASSETS — 100.0%		$231,843,802

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $843,129. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $7,486,978. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $7,637,834.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 95.8%
Basic Materials — 2.8%
Chemicals — 1.4%
Celanese Corp. Series A	50,100	$2,206,905
Rockwood Holdings, Inc.	50,000	3,272,000

		5,478,905

Mining — 1.4%
Agnico-Eagle Mines Ltd.	68,000	2,790,721
Franco-Nevada Corp.	58,000	2,647,497

		5,438,218

		10,917,123

Communications — 10.1%
Internet — 3.9%
Akamai Technologies, Inc. (a)	104,000	3,670,160
Dropbox, Inc. (a) (b)	9,011	81,541
Liberty Interactive Corp. Class A (a)	87,000	1,860,060
LinkedIn Corp. (a)	6,000	1,056,360
Netflix, Inc. (a)	12,000	2,272,920
TIBCO Software, Inc. (a)	79,000	1,597,380
TripAdvisor, Inc. (a)	45,000	2,363,400
VeriSign, Inc. (a)	59,000	2,789,520

		15,691,341

Media — 2.4%
Charter Communications, Inc. Class A (a)	42,000	4,375,560
Discovery Communications, Inc. Series C (a)	20,000	1,390,800
FactSet Research Systems, Inc. (c)	39,000	3,611,400

		9,377,760

Semiconductors — 0.3%
IPG Photonics Corp. (c)	19,000	1,261,790

Telecommunications — 3.5%
Amdocs Ltd.	128,000	4,640,000
Aruba Networks, Inc. (a)	31,000	766,940
JDS Uniphase Corp. (a)	295,000	3,944,150
Motorola Solutions, Inc.	69,000	4,418,070

		13,769,160

		40,100,051

Consumer, Cyclical — 13.3%
Airlines — 0.5%
Alaska Air Group, Inc. (a)	29,000	1,854,840

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a) (c)	12,000	454,680

Automotive & Parts — 0.9%
WABCO Holdings, Inc. (a)	49,000	3,458,910

	Number of Shares	Value
Distribution & Wholesale — 1.3%
Fastenal Co.	103,000	$5,289,050

Leisure Time — 1.0%
Harley-Davidson, Inc.	49,000	2,611,700
Norwegian Cruise Line Holdings Ltd. (a)	44,700	1,325,355

		3,937,055

Lodging — 1.4%
Choice Hotels International, Inc.	51,000	2,157,810
Marriott International, Inc. Class A	79,000	3,336,170

		5,493,980

Retail — 8.1%
AutoZone, Inc. (a)	10,000	3,967,700
CarMax, Inc. (a)	143,000	5,963,100
Chipotle Mexican Grill, Inc. (a)	4,500	1,466,415
Dollar General Corp. (a)	89,000	4,501,620
Dollar Tree, Inc. (a)	60,100	2,910,643
DSW, Inc. Class A	30,000	1,914,000
Kohl’s Corp.	69,000	3,182,970
O’Reilly Automotive, Inc. (a)	34,000	3,486,700
Panera Bread Co. Class A (a)	11,000	1,817,640
Starbucks Corp.	5,000	284,800
Tim Hortons, Inc.	52,000	2,824,640

		32,320,228

		52,808,743

Consumer, Non-cyclical — 28.7%
Beverages — 0.7%
Green Mountain Coffee Roasters, Inc. (a) (c)	52,000	2,951,520

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	30,000	2,764,200
Alkermes PLC (a)	104,000	2,465,840
ARIAD Pharmaceuticals, Inc. (a)	44,000	795,960
Illumina, Inc. (a) (c)	26,000	1,404,000
Incyte Corp. (a) (c)	44,000	1,030,040
Regeneron Pharmaceuticals, Inc. (a)	14,300	2,522,520
Vertex Pharmaceuticals, Inc. (a)	30,000	1,649,400

		12,631,960

Commercial Services — 8.0%
Equifax, Inc.	60,000	3,455,400
Gartner, Inc. (a)	119,000	6,474,790
Global Payments, Inc.	51,000	2,532,660
Hertz Global Holdings, Inc. (a)	138,000	3,071,880
Manpower, Inc.	94,000	5,331,680
Quanta Services, Inc. (a)	189,000	5,401,620
Vantiv, Inc. (a)	80,000	1,899,200
Verisk Analytics, Inc. Class A (a)	57,000	3,512,910

		31,680,140

The accompanying notes are an integral part of the portfolios of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.9%
Dean Foods Co. (a)	99,000	$1,794,870
The Fresh Market, Inc. (a)	20,000	855,400
TreeHouse Foods, Inc. (a)	40,000	2,606,000
WhiteWave Foods Co. (a) (c)	20,000	341,400
Whole Foods Market, Inc.	22,000	1,908,500

		7,506,170

Health Care – Products — 5.5%
Bruker Corp. (a)	141,000	2,693,100
C.R. Bard, Inc.	32,000	3,224,960
CareFusion Corp. (a)	124,000	4,338,760
The Cooper Cos., Inc.	24,000	2,589,120
Edwards Lifesciences Corp. (a)	20,000	1,643,200
Henry Schein, Inc. (a)	39,000	3,609,450
IDEXX Laboratories, Inc. (a)	40,000	3,695,600

		21,794,190

Health Care – Services — 5.5%
Catamaran Corp. (a)	79,000	4,189,370
Covance, Inc. (a)	67,000	4,979,440
Laboratory Corporation of America Holdings (a)	60,000	5,412,000
MEDNAX, Inc. (a)	30,000	2,688,900
Universal Health Services, Inc. Class B	46,000	2,938,020
WellCare Health Plans, Inc. (a)	25,000	1,449,000

		21,656,730

Pharmaceuticals — 3.9%
Cubist Pharmaceuticals, Inc. (a)	20,000	936,400
DENTSPLY International, Inc.	148,000	6,278,160
Elan Corp. PLC Sponsored ADR (Ireland) (a) (c)	119,700	1,412,460
Onyx Pharmaceuticals, Inc. (a)	20,000	1,777,200
Pharmacyclics, Inc. (a)	12,100	972,961
Theravance, Inc. (a) (c)	57,000	1,346,340
Valeant Pharmaceuticals International, Inc. (a)	30,000	2,250,600
Zoetis, Inc. (a)	8,700	290,580

		15,264,701

		113,485,411

Energy — 5.5%
Oil & Gas — 5.5%
EQT Corp.	69,000	4,674,750
Halcon Resources Corp. (a)	98,000	763,420
Laredo Petroleum Holdings, Inc. (a) (c)	54,000	987,660
Pioneer Natural Resources Co.	20,000	2,485,000
Range Resources Corp.	64,000	5,186,560
SM Energy Co.	70,000	4,145,400
Southwestern Energy Co. (a)	93,000	3,465,180

		21,707,970

	Number of Shares	Value
Financial — 6.5%
Banks — 0.6%
TCF Financial Corp.	163,000	$2,438,480

Diversified Financial — 2.7%
CBOE Holdings, Inc.	78,500	2,899,790
The Charles Schwab Corp.	114,000	2,016,660
IntercontinentalExchange, Inc. (a)	14,000	2,282,980
TD Ameritrade Holding Corp.	167,000	3,443,540

		10,642,970

Insurance — 2.2%
HCC Insurance Holdings, Inc.	74,000	3,110,220
The Progressive Corp.	128,000	3,234,560
Willis Group Holdings PLC	59,000	2,329,910

		8,674,690

Real Estate — 0.6%
Jones Lang LaSalle, Inc.	23,000	2,286,430

Savings & Loans — 0.4%
BankUnited, Inc.	59,000	1,511,580

		25,554,150

Industrial — 16.0%
Electrical Components & Equipment — 2.8%
AMETEK, Inc.	157,000	6,807,520
The Babcock & Wilcox Co.	150,000	4,261,500

		11,069,020

Electronics — 2.1%
Agilent Technologies, Inc.	79,000	3,315,630
Gentex Corp/MI	5,000	100,050
Mettler-Toledo International, Inc. (a)	4,000	852,880
Sensata Technologies Holding NV (a)	60,000	1,972,200
Trimble Navigation Ltd. (a)	69,000	2,067,240

		8,308,000

Engineering & Construction — 0.7%
McDermott International, Inc. (a)	242,100	2,660,679

Environmental Controls — 1.0%
Clean Harbors, Inc. (a)	29,000	1,684,610
Waste Connections, Inc.	69,000	2,482,620

		4,167,230

Machinery – Diversified — 3.4%
Gardner Denver, Inc.	31,400	2,358,454
IDEX Corp.	89,000	4,754,380
Roper Industries, Inc.	49,000	6,238,190

		13,351,024

Manufacturing — 3.8%
Acuity Brands, Inc.	27,000	1,872,450
Colfax Corp. (a)	42,000	1,954,680
Pall Corp.	76,000	5,196,120
Teleflex, Inc.	900	76,059

The accompanying notes are an integral part of the portfolios of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textron, Inc.	198,000	$5,902,380

		15,001,689

Metal Fabricate & Hardware — 0.2%
Rexnord Corp. (a)	31,000	658,130

Packaging & Containers — 0.2%
Ball Corp.	21,000	999,180

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	14,800	880,008
J.B. Hunt Transport Services, Inc.	40,000	2,979,200
Kansas City Southern	31,000	3,437,900

		7,297,108

		63,512,060

Technology — 11.4%
Computers — 2.3%
IHS, Inc. Class A (a)	63,000	6,597,360
MICROS Systems, Inc. (a)	13,900	632,589
SanDisk Corp. (a)	34,000	1,870,000

		9,099,949

Semiconductors — 3.6%
Altera Corp.	60,000	2,128,200
Atmel Corp. (a)	355,000	2,470,800
Avago Technologies Ltd.	39,000	1,400,880
Cree, Inc. (a)	39,000	2,133,690
Intersil Corp. Class A	37,000	322,270
Microchip Technology, Inc.	60,000	2,205,600
Xilinx, Inc.	98,000	3,740,660

		14,402,100

Software — 5.5%
Concur Technologies, Inc. (a) (c)	35,000	2,403,100
Fiserv, Inc. (a)	69,000	6,060,270
MSCI, Inc. (a)	116,000	3,935,880
Nuance Communications, Inc. (a)	105,800	2,135,044
Red Hat, Inc. (a)	79,000	3,994,240
Servicenow, Inc. (a) (c)	54,000	1,954,800
Workday, Inc. (a) (c)	18,100	1,115,503

		21,598,837

		45,100,886

Utilities — 1.5%
Electric — 1.5%
Calpine Corp. (a)	283,000	5,829,800

TOTAL COMMON STOCK (Cost $268,263,498)		379,016,194

PREFERRED STOCK — 0.5%
Communications — 0.3%
Internet — 0.3%
Coupons.com (a) (b)	134,468	368,106
Dropbox, Inc. Series A (a) (b)	11,190	101,259

	Number of Shares	Value
Dropbox, Inc. Series A 1 (a) (b)	54,965	$497,384
Living Social (a) (b)	158,890	92,156

		1,058,905

Technology — 0.2%
Software — 0.2%
Workday, Inc. (a) (b)	15,008	878,696

TOTAL PREFERRED STOCK (Cost $2,435,083)		1,937,601

TOTAL EQUITIES (Cost $270,698,581)		380,953,795

MUTUAL FUNDS — 6.2%
Diversified Financial — 6.2%
State Street Navigator Securities Lending Prime Portfolio (d)	18,624,634	18,624,634
T. Rowe Price Government Reserve Investment Fund	5,794,871	5,794,871

		24,419,505

TOTAL MUTUAL FUNDS (Cost $24,419,505)		24,419,505

TOTAL LONG-TERM INVESTMENTS (Cost $295,118,086)		405,373,300

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$10,422,516	10,422,516

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	12,830	12,830

TOTAL SHORT-TERM INVESTMENTS (Cost $10,435,346)		10,435,346

TOTAL INVESTMENTS — 105.1% (Cost $305,553,432) (f)		415,808,646

Other Assets/(Liabilities) — (5.1)%		(20,122,454)

NET ASSETS — 100.0%		$395,686,192

The accompanying notes are an integral part of the portfolios of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $2,019,142 or 0.51% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $18,190,874. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $10,422,527. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $10,632,442.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.7%

COMMON STOCK — 94.7%
Basic Materials — 1.4%
Iron & Steel — 0.4%
Nucor Corp.	47,955	$2,213,123

Mining — 1.0%
Newmont Mining Corp.	114,684	4,804,113

		7,017,236

Communications — 3.1%
Media — 0.8%
Time Warner Cable, Inc.	40,396	3,880,440

Telecommunications — 2.3%
CenturyLink, Inc.	143,881	5,054,540
Rogers Communications, Inc. Class B	47,706	2,436,840
tw telecom, Inc. (a)	157,907	3,977,677

		11,469,057

		15,349,497

Consumer, Cyclical — 7.4%
Airlines — 0.6%
Southwest Airlines Co.	228,989	3,086,772

Automotive & Parts — 0.4%
Autoliv, Inc.	27,251	1,884,134

Entertainment — 0.8%
International Game Technology	167,390	2,761,935
International Speedway Corp. Class A	37,243	1,217,101

		3,979,036

Home Builders — 0.3%
Thor Industries, Inc.	41,614	1,530,979

Leisure Time — 0.8%
Carnival Corp.	106,208	3,642,935

Retail — 4.0%
Bed Bath & Beyond, Inc. (a)	46,096	2,969,504
CEC Entertainment, Inc.	99,248	3,250,372
Coach, Inc.	36,257	1,812,487
Lowe’s Cos., Inc.	186,006	7,053,348
Target Corp.	69,468	4,755,085

		19,840,796

Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	49,398	2,170,548

		36,135,200

Consumer, Non-cyclical — 20.1%
Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	104,729	4,917,026

	Number of Shares	Value
Biotechnology — 0.2%
Life Technologies Corp. (a)	19,060	$1,231,848

Commercial Services — 1.4%
The ADT Corp.	69,212	3,387,235
Corrections Corporation of America	86,257	3,370,061

		6,757,296

Foods — 3.9%
ConAgra Foods, Inc.	77,531	2,776,385
General Mills, Inc.	69,701	3,436,956
Kellogg Co.	44,837	2,888,848
Kraft Foods Group, Inc.	84,748	4,367,065
Pinnacle Foods, Inc. (a)	4,513	100,234
Sysco Corp.	163,708	5,757,610

		19,327,098

Health Care – Products — 7.7%
Becton, Dickinson & Co.	52,928	5,060,446
Boston Scientific Corp. (a)	347,828	2,716,537
CareFusion Corp. (a)	251,263	8,791,692
Medtronic, Inc.	101,176	4,751,225
Steris Corp.	95,082	3,956,362
Stryker Corp.	101,550	6,625,122
Zimmer Holdings, Inc.	76,706	5,769,825

		37,671,209

Health Care – Services — 3.0%
Cigna Corp.	35,397	2,207,711
Humana, Inc.	46,259	3,196,959
LifePoint Hospitals, Inc. (a)	124,623	6,039,231
Quest Diagnostics, Inc.	62,129	3,507,182

		14,951,083

Household Products — 1.1%
The Clorox Co.	29,081	2,574,541
Kimberly-Clark Corp.	28,668	2,808,891

		5,383,432

Pharmaceuticals — 1.8%
Hospira, Inc. (a)	146,432	4,807,363
Patterson Cos., Inc.	105,857	4,026,800

		8,834,163

		99,073,155

Energy — 7.2%
Coal — 0.2%
Peabody Energy Corp.	57,505	1,216,231

Oil & Gas — 6.6%
Apache Corp.	61,478	4,743,643
Devon Energy Corp.	83,446	4,708,023
EQT Corp.	13,621	922,823
Helmerich & Payne, Inc.	24,396	1,480,837
Imperial Oil Ltd.	279,024	11,404,318

The accompanying notes are an integral part of the portfolios of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Murphy Oil Corp.	70,338	$4,482,641
Southwestern Energy Co. (a)	122,917	4,579,887

		32,322,172

Pipelines — 0.4%
Spectra Energy Partners LP	49,756	1,957,898

		35,496,301

Financial — 23.8%
Banks — 9.0%
Comerica, Inc.	136,691	4,914,041
Commerce Bancshares, Inc.	163,042	6,657,005
Cullen/Frost Bankers, Inc.	45,262	2,830,233
KeyCorp	280,874	2,797,505
Northern Trust Corp.	238,287	13,000,939
PNC Financial Services Group, Inc.	97,232	6,465,928
State Street Corp.	34,019	2,010,182
SunTrust Banks, Inc.	71,901	2,071,468
Westamerica Bancorp.	81,136	3,677,895

		44,425,196

Diversified Financial — 1.5%
The Charles Schwab Corp.	213,823	3,782,529
Franklin Resources, Inc.	23,938	3,610,090

		7,392,619

Insurance — 8.4%
ACE Ltd.	46,008	4,093,332
The Allstate Corp.	53,913	2,645,511
Aon PLC	54,499	3,351,688
The Chubb Corp.	70,792	6,196,424
HCC Insurance Holdings, Inc.	109,858	4,617,332
Marsh & McLennan Cos., Inc.	126,676	4,809,888
Principal Financial Group, Inc.	53,922	1,834,965
Reinsurance Group of America, Inc. Class A	86,688	5,172,673
Symetra Financial Corp.	195,529	2,622,044
The Travelers Cos., Inc.	39,116	3,293,176
Unum Group	100,856	2,849,182

		41,486,215

Real Estate Investment Trusts (REITS) — 3.2%
American Tower Corp.	44,582	3,429,247
Annaly Capital Management, Inc.	211,223	3,356,334
HCP, Inc.	64,434	3,212,679
Piedmont Office Realty Trust, Inc. Class A	287,205	5,626,346

		15,624,606

Savings & Loans — 1.7%
Capitol Federal Financial, Inc.	295,871	3,571,163
People’s United Financial, Inc.	333,928	4,487,992

		8,059,155

		116,987,791

	Number of Shares	Value
Industrial — 16.7%
Aerospace & Defense — 3.6%
General Dynamics Corp.	86,206	$6,078,385
Northrop Grumman Corp.	83,375	5,848,756
Raytheon Co.	58,958	3,466,141
Rockwell Collins, Inc.	33,718	2,128,280

		17,521,562

Electrical Components & Equipment — 0.3%
Molex, Inc.	69,839	1,684,517

Electronics — 3.3%
Agilent Technologies, Inc.	96,788	4,062,192
Brady Corp. Class A	40,275	1,350,421
Koninklijke Philips Electronics NV	123,017	3,655,884
TE Connectivity Ltd.	84,518	3,543,840
Woodward, Inc.	90,671	3,605,079

		16,217,416

Engineering & Construction — 0.7%
ABB Ltd. Sponsored ADR (Switzerland)	145,485	3,311,239

Environmental Controls — 3.7%
Republic Services, Inc.	482,856	15,934,248
Waste Management, Inc.	63,514	2,490,384

		18,424,632

Manufacturing — 2.2%
ITT Corp.	122,633	3,486,456
Tyco International Ltd.	224,094	7,171,008

		10,657,464

Metal Fabricate & Hardware — 0.6%
Kaydon Corp.	120,545	3,083,541

Packaging & Containers — 1.4%
Bemis Co., Inc.	85,334	3,444,080
Sonoco Products Co.	91,449	3,199,801

		6,643,881

Transportation — 0.9%
Heartland Express, Inc.	345,549	4,609,624

		82,153,876

Technology — 4.7%
Computers — 1.1%
SanDisk Corp. (a)	45,363	2,494,965
Western Digital Corp.	55,352	2,783,098

		5,278,063

Semiconductors — 3.6%
Analog Devices, Inc.	41,474	1,928,126
Applied Materials, Inc.	522,920	7,048,962
KLA-Tencor Corp.	33,683	1,776,441
Microchip Technology, Inc.	54,692	2,010,478

The accompanying notes are an integral part of the portfolios of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Teradyne, Inc. (a)	309,352	$5,017,690

		17,781,697

		23,059,760

Utilities — 10.3%
Electric — 8.7%
The Empire District Electric Co.	175,007	3,920,157
Great Plains Energy, Inc.	362,861	8,414,747
IDACORP, Inc.	49,454	2,387,145
Northeast Utilities	60,192	2,615,944
NV Energy, Inc.	110,406	2,211,432
PG&E Corp.	165,213	7,356,935
Portland General Electric Co.	101,727	3,085,380
Westar Energy, Inc.	173,810	5,767,016
Wisconsin Energy Corp.	30,805	1,321,226
Xcel Energy, Inc.	201,562	5,986,391

		43,066,373

Gas — 1.6%
AGL Resources, Inc.	154,354	6,475,150
WGL Holdings, Inc.	27,044	1,192,641

		7,667,791

		50,734,164

TOTAL COMMON STOCK (Cost $401,614,718)		466,006,980

TOTAL EQUITIES (Cost $401,614,718)		466,006,980

MUTUAL FUNDS — 3.5%
Diversified Financial — 3.5%
iShares Russell Midcap Value Index Fund	302,654	17,251,278

TOTAL MUTUAL FUNDS (Cost $14,877,344)		17,251,278

TOTAL LONG-TERM INVESTMENTS (Cost $416,492,062)		483,258,258

	Principal Amount

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$8,369,090	8,369,090

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	$91,587	$91,587

TOTAL SHORT-TERM INVESTMENTS (Cost $8,460,677)		8,460,677

TOTAL INVESTMENTS — 99.9% (Cost $424,952,739) (c)		491,718,935

Other Assets/(Liabilities) — 0.1%		628,061

NET ASSETS — 100.0%		$492,346,996

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,369,100. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $8,536,784.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	7,196,895	$105,002,705
MML Equity Income Fund, Initial Class (a)	7,945,636	93,520,138
MML Focused Equity Fund, Class II (a)	4,152,106	53,105,440
MML Foreign Fund, Initial Class (a)	6,267,903	60,297,230
MML Fundamental Growth Fund, Class II (a)	6,455,404	76,754,752
MML Fundamental Value Fund, Class II (a)	5,547,966	76,783,843
MML Global Fund, Class I (a)	4,509,675	48,253,519
MML High Yield Fund, Class II (a)	4,116,298	46,761,140
MML Income & Growth Fund, Initial Class (a)	5,357,993	55,133,746
MML Inflation-Protected and Income Fund, Initial Class (a)	1,596,926	18,875,670
MML Large Cap Growth Fund, Initial Class (a)	5,437,684	68,079,804
MML Managed Bond Fund, Initial Class (a)	20,983,507	277,315,832
MML Mid Cap Growth Fund, Initial Class (a)	4,797,967	69,570,522
MML Mid Cap Value Fund, Initial Class (a)	5,956,668	74,041,378
MML PIMCO Total Return Fund, Class II (a)	14,028,822	152,493,294
MML Short-Duration Bond Fund, Class II (a)	6,632,906	67,257,669
MML Small Cap Growth Equity Fund, Initial Class (a)	2,013,768	37,169,662
MML Small Company Value Fund, Class II (a)	2,133,096	44,965,662
MML Strategic Emerging Markets Fund, Class II (a)	1,369,219	14,034,493
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,259,491	43,943,640
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	13,020,792	74,869,552
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	20,652,558	45,229,103

		1,603,458,794

TOTAL MUTUAL FUNDS (Cost $1,378,986,767)		1,603,458,794

Value
TOTAL LONG-TERM INVESTMENTS (Cost $1,378,986,767)	$1,603,458,794

TOTAL INVESTMENTS — 100.1% (Cost $1,378,986,767) (b)	1,603,458,794

Other Assets/(Liabilities) — (0.1)%	(961,470)

NET ASSETS — 100.0%	$1,602,497,324

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML PIMCO Total Return Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Savings & Loans — 0.3%
GMAC Capital Trust I 8.125%	44,000	$1,196,800

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,196,800

TOTAL EQUITIES (Cost $1,100,000)		1,196,800

	Principal Amount
BONDS & NOTES — 124.4%

BANK LOANS — 0.3%
Diversified Financial — 0.3%
Springleaf Financial Funding Co., Term Loan 5.500% 5/10/17	$1,000,000	1,005,210

TOTAL BANK LOANS (Cost $996,511)		1,005,210

CORPORATE DEBT — 24.3%
Aerospace & Defense — 0.7%
United Technologies Corp. FRN 0.557% 12/02/13	2,700,000	2,705,724

Agriculture — 0.0%
Altria Group, Inc. 7.750% 2/06/14	100,000	105,908

Auto Manufacturers — 0.4%
Daimler Finance NA LLC FRN (a) 0.905% 1/09/15	1,300,000	1,305,261
Daimler Finance NA LLC FRN (a) 1.480% 9/13/13	200,000	200,781

		1,506,042

Banks — 5.5%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	834,000
Bank of America Corp. FRN 1.722% 1/30/14	500,000	504,365
Bank of India (b) 6.250% 2/16/21	500,000	562,435
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	102,710
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	207,980

	Principal Amount	Value
Barclays Bank PLC VRN GBP (c) 14.000% 12/31/49	$700,000	$1,430,562
BBVA US Senior SA FRN 2.415% 5/16/14	800,000	803,619
BNP Paribas SA FRN 1.205% 1/10/14	500,000	502,234
Cie de Financement Foncier SA (a) 2.125% 4/22/13	1,000,000	1,000,800
Dexia Credit Local SA (b) 2.750% 4/29/14	600,000	610,357
Eksportfinans ASA 5.500% 5/25/16	3,500,000	3,635,691
GMAC, Inc. 7.500% 12/31/13	100,000	104,250
HBOS PLC FRN EUR (c) 0.888% 3/29/16	2,100,000	2,543,833
HBOS PLC (a) 6.750% 5/21/18	100,000	111,147
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	100,991
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	963,407
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	220,176
Intesa Sanpaolo SpA FRN (a) 2.688% 2/24/14	200,000	201,157
The Royal Bank of Scotland PLC VRN CAD (c) 2.014% 3/30/15	100,000	86,933
Santander Issuances SA Unipersonal VRN GBP (c) 7.300% 7/27/19	2,500,000	3,893,590
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	201,335
Sberbank of Russia Via SB Capital SA (b) 5.499% 7/07/15	800,000	855,760
State Bank of India (b) 4.500% 10/23/14	200,000	207,259
State Bank of India (a) 4.500% 7/27/15	300,000	316,050
Turkiye Garanti Bankasi AS FRN (a) 2.802% 4/20/16	200,000	199,000

		20,199,641

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. FRN 0.851% 1/27/14	500,000	501,525
Pernod-Ricard SA (a) 5.750% 4/07/21	300,000	356,505

		858,030

The accompanying notes are an integral part of the portfolios of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	$800,000	$838,800
Braskem Finance Ltd. (a) 7.250% 6/05/18	400,000	459,200

		1,298,000

Commercial Services — 0.4%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,333,806

Computers — 0.2%
Hewlett-Packard Co. FRN 0.568% 5/24/13	800,000	799,954

Diversified Financial — 11.2%
Ally Financial, Inc. FRN 3.492% 2/11/14	1,100,000	1,116,214
Ally Financial, Inc. FRN 3.680% 6/20/14	2,100,000	2,148,552
Ally Financial, Inc. 7.500% 9/15/20	1,000,000	1,220,000
American Express Credit Corp. 5.875% 5/02/13	595,000	597,591
American General Finance Corp. EUR (b) (c) 4.125% 11/29/13	1,500,000	1,913,162
Banque PSA Finance (Acquired 4/04/11, Cost $300,000) FRN (a) (d) 2.205% 4/04/14	300,000	297,396
Citigroup, Inc. FRN 1.755% 1/13/14	200,000	201,822
Credit Agricole Home Loan FRN (a) 1.052% 7/21/14	600,000	601,395
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	99,829
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	3,500,000	3,539,932
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	2,900,000	2,929,933
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	1,200,000	1,210,633
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	1,200,000	1,197,346
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	300,000	298,540
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	500,000	515,858
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	100,000	104,116
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	500,000	574,229
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	120,402

	Principal Amount	Value
Federal National Mortgage Association 0.500% 3/30/16	$6,700,000	$6,706,595
Federal National Mortgage Association 0.875% 8/28/17	2,300,000	2,308,682
Federal National Mortgage Association 0.875% 12/20/17	200,000	200,271
Federal National Mortgage Association 0.875% 2/08/18	600,000	599,311
Federal National Mortgage Association 1.125% 4/27/17	700,000	712,326
Federal National Mortgage Association 1.250% 1/30/17	800,000	818,337
Federal National Mortgage Association 5.000% 2/13/17	100,000	116,563
Federal National Mortgage Association 5.375% 6/12/17	100,000	119,268
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,088,848
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	220,688
Ford Motor Credit Co. LLC 8.700% 10/01/14	100,000	110,465
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	324,213
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	678,000
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,800,000	2,011,392
Merrill Lynch & Co., Inc. EUR (c) 4.875% 5/30/14	600,000	803,650
Morgan Stanley FRN 2.792% 5/14/13	100,000	100,262
SLM Corp. 5.000% 10/01/13	900,000	915,750
SLM Corp. 5.050% 11/14/14	4,300,000	4,533,512
SLM Corp. 8.450% 6/15/18	100,000	118,500

		41,173,583

Electric — 0.5%
Comision Federal de Electricidad (a) 4.875% 5/26/21	900,000	1,000,125
Entergy Corp. 3.625% 9/15/15	100,000	104,487
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	208,224
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	104,327

The accompanying notes are an integral part of the portfolios of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Majapahit Holdings BV (b) 7.250% 6/28/17	$100,000	$117,060
Majapahit Holdings BV (b) 7.750% 10/17/16	200,000	232,000

		1,766,223

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	105,889

Holding Company – Diversified — 0.2%
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	217,500
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	336,000
Noble Group Ltd. (b) 6.750% 1/29/20	100,000	112,000

		665,500

Insurance — 0.9%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,772,160
American International Group, Inc. VRN 8.175% 5/15/58	1,000,000	1,346,250

		3,118,410

Iron & Steel — 0.4%
CSN Resources SA (a) 6.500% 7/21/20	400,000	427,800
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	683,700
Gerdau Trade, Inc. (a) 5.750% 1/30/21	500,000	533,750

		1,645,250

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc. FRN 0.459% 5/21/13	700,000	700,375

Oil & Gas — 0.4%
Ecopetrol SA 7.625% 7/23/19	100,000	125,250
Indian Oil Corp. Ltd. (b) 4.750% 1/22/15	500,000	522,833
Petrobras International Finance Co. 5.750% 1/20/20	400,000	440,550
Petrobras International Finance Co. 8.375% 12/10/18	200,000	249,919
Transocean, Inc. 4.950% 11/15/15	100,000	108,199

		1,446,751

Savings & Loans — 0.1%
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	380,000	418,000

	Principal Amount	Value
Telecommunications — 2.2%
Deutsche Telekom International Finance BV GBP (c) 6.500% 4/08/22	$1,500,000	$2,893,348
France Telecom SA 4.375% 7/08/14	5,000,000	5,218,065

		8,111,413

Transportation — 0.4%
Asciano Finance (a) 5.000% 4/07/18	1,200,000	1,316,451

TOTAL CORPORATE DEBT (Cost $85,687,879)		89,274,950

MUNICIPAL OBLIGATIONS — 3.4%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	1,025,360
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,584,242
Dallas/Fort Worth International Airport 5.000% 11/01/21	1,300,000	1,520,129
Dallas/Fort Worth International Airport 5.000% 11/01/26	1,500,000	1,713,975
Irvine Ranch Water District Joint Powers Agency 2.388% 3/15/14	475,000	475,646
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,369,050
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,692,768
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,461,577
State of California BAB 5.700% 11/01/21	500,000	606,400

		12,449,147

TOTAL MUNICIPAL OBLIGATIONS (Cost $10,528,917)		12,449,147

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Automobile ABS — 0.0%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (c) 0.349% 10/25/20	74,808	95,838

Commercial MBS — 1.6%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 2.503% 11/15/15	180,988	181,977

The accompanying notes are an integral part of the portfolios of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.675% 2/24/51	$900,000	$1,042,461
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.663% 6/11/40	771,669	798,071
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.681% 1/25/20	629,406	923,822
European Loan Conduit, Series 25A, Class A FRN EUR (a) (c) 0.376% 5/15/19	310,836	375,571
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.070% 11/15/43	100,000	111,480
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.787% 8/15/45	1,500,000	1,723,473
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.791% 10/23/16	435,806	636,415

		5,793,270

Credit Card ABS — 0.2%
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.953% 8/15/18	600,000	618,986

Other ABS — 1.0%
Duane Street CLO,, Series 2005-1A, Class A FRN (a) 0.543% 11/08/17	613,617	611,773
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.539% 5/21/21	500,000	485,021
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.684% 2/25/35	2,725,000	2,522,180
Wind River CLO Ltd., Series 2004-1A, Class A1 FRN (a) 0.610% 12/19/16	39,784	39,494

		3,658,468

WL Collateral CMO — 2.2%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.740% 9/25/36	93,585	91,558
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.570% 10/25/35	679,627	656,780
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 0.319% 12/20/54	251,570	317,596

	Principal Amount	Value
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 0.339% 12/20/54	$534,586	$674,892
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (c) 0.399% 12/20/54	213,647	269,720
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.463% 12/20/54	213,647	209,913
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 0.589% 1/20/44	9,226	11,738
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 0.867% 9/20/44	256,234	386,419
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 0.887% 9/20/44	76,870	115,926
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.675% 9/25/35	684,165	706,335
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.464% 1/25/36	588,093	532,740
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,224,256	1,276,356
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.484% 12/25/35	480,922	416,759
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,286,107	1,297,115
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.617% 1/25/35	1,182,568	1,217,977

		8,181,824

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,820,398)		18,348,386

SOVEREIGN DEBT OBLIGATIONS — 7.3%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (c) 4.125% 9/15/17	100,000	138,440
Indonesia Government International Bond (b) 7.250% 4/20/15	100,000	110,750
Italy Buoni Poliennali Del Tesoro EUR (c) 2.500% 3/01/15	400,000	516,172

The accompanying notes are an integral part of the portfolios of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro EUR (c) 3.750% 4/15/16	$500,000	$660,108
Italy Buoni Poliennali Del Tesoro EUR (c) 4.500% 7/15/15	100,000	133,838
Italy Buoni Poliennali Del Tesoro EUR (c) 4.750% 5/01/17	2,800,000	3,771,800
Italy Buoni Poliennali Del Tesoro EUR (c) 4.750% 6/01/17	1,700,000	2,290,326
Kingdom of Spain EUR (c) 3.800% 1/31/17	100,000	129,340
Korea Finance Corp. 3.250% 9/20/16	100,000	105,830
Korea Housing Finance Corp. (b) 4.125% 12/15/15	400,000	429,813
Mexican Bonos MXN (c) 6.000% 6/18/15	800,000	67,130
Mexican Bonos MXN (c) 7.750% 12/14/17	2,300,000	210,469
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,880,931
Province of Ontario Canada 1.650% 9/27/19	100,000	99,880
Province of Ontario Canada CAD (c) 3.150% 6/02/22	300,000	306,905
Province of Ontario Canada CAD (c) 4.000% 6/02/21	1,900,000	2,077,889
Province of Ontario Canada CAD (c) 4.200% 6/02/20	200,000	221,212
Province of Ontario Canada CAD (c) 4.400% 6/02/19	300,000	333,725
Province of Ontario Canada 4.400% 4/14/20	500,000	583,833
Province of Quebec Canada 2.750% 8/25/21	200,000	207,630
Province of Quebec Canada CAD (c) 3.500% 12/01/22	1,800,000	1,875,537
Province of Quebec Canada CAD (c) 4.250% 12/01/21	1,900,000	2,102,185
Province of Quebec Canada CAD (c) 4.500% 12/01/20	500,000	562,007
Republic of Indonesia 7.500% 1/15/16	100,000	114,625
Spain Government Bond EUR (c) 3.000% 4/30/15	100,000	129,347
Spain Government Bond EUR (c) 3.150% 1/31/16	3,400,000	4,374,218
Spain Government Bond EUR (c) 3.750% 10/31/15	600,000	784,493
Spain Government Bond EUR (c) 4.250% 10/31/16	1,000,000	1,314,320

	Principal Amount	Value
Spain Government Bond EUR (c) 4.400% 1/31/15	$200,000	$265,958
United Mexican States MXN (c) 10.000% 12/05/24	200,000	23,284

		26,821,995

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,504,641)		26,821,995

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.4%
Pass-Through Securities — 36.4%
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	503,777
Pool #AP8844 2.500% 10/01/27	973,473	1,010,663
Pool #AM0414 2.870% 9/01/27	200,000	192,851
Pool #AB1602 3.500% 10/01/25	1,602,891	1,699,315
Pool #993382 4.000% 6/01/24	682,028	729,530
Pool #AE7266 4.000% 1/01/41	156,215	166,692
Pool #AI8873 4.000% 8/01/41	387,507	413,740
Pool #AI8985 4.000% 8/01/41	378,619	404,250
Pool #AJ4460 4.000% 12/01/41	1,999,219	2,134,557
Pool #MA0531 4.500% 8/01/20	49,657	53,463
Pool #931412 4.500% 6/01/24	338,737	364,698
Pool #932561 4.500% 2/01/25	66,706	71,818
Pool #AD3832 4.500% 4/01/25	708,843	763,169
Pool #930997 4.500% 4/01/29	1,637,247	1,781,594
Pool #AC1095 4.500% 7/01/39	539,722	586,294
Pool #931504 4.500% 7/01/39	258,156	282,045
Pool #932277 4.500% 12/01/39	222,737	243,488
Pool #AD1593 4.500% 2/01/40	9,463,613	10,191,499
Pool #AD1656 4.500% 3/01/40	4,365,765	4,701,554
Pool #AE3461 4.500% 10/01/40	701,120	761,181

The accompanying notes are an integral part of the portfolios of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH1275 4.500% 1/01/41	$1,561,178	$1,685,157
Pool #AH5583 4.500% 2/01/41	19,050	20,575
Pool #AH4108 4.500% 3/01/41	618,380	671,739
Pool #AH7801 4.500% 3/01/41	791,278	859,557
Pool #AH8594 4.500% 3/01/41	357,857	386,499
Pool #AL0160 4.500% 5/01/41	1,216,775	1,313,404
Pool #AI0788 4.500% 6/01/41	653,174	705,454
Pool #735893 5.000% 10/01/35	71,610	77,724
Pool #745148 5.000% 1/01/36	51,490	55,806
Pool #745275 5.000% 2/01/36	852,870	924,364
Pool #906441 5.000% 1/01/37	6,945	7,520
Pool #899952 5.000% 12/01/37	984,046	1,065,614
Pool #889769 5.000% 1/01/38	890,585	964,406
Pool #AL0527 5.000% 2/01/38	1,000,000	1,085,391
Pool #973288 5.000% 3/01/38	57,925	62,727
Pool #AD0311 5.000% 5/01/38	3,000,000	3,256,172
Pool #983077 5.000% 5/01/38	75,521	81,781
Pool #983839 5.000% 11/01/38	9,009	9,756
Pool #889996 5.500% 6/01/38	15,113,147	16,462,704
Federal National Mortgage Association TBA
Pool #5650 3.000% 12/01/26 (e)	8,000,000	8,414,375
Pool #6237 3.000% 10/01/42 (e)	6,000,000	6,187,031
Pool #8137 4.000% 5/01/24 (e)	5,000,000	5,350,000
Pool #15846 4.000% 9/01/40 (e)	27,000,000	28,749,727
Pool #11748 4.500% 4/01/21 (e)	2,000,000	2,153,125
Pool #20567 4.500% 6/01/39 (e)	16,000,000	17,237,341
Pool #29647 5.000% 2/01/37 (e)	8,000,000	8,667,500

		133,511,627

	Principal Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $132,822,213)		$133,511,627

U.S. TREASURY OBLIGATIONS — 47.7%
U.S. Treasury Bonds & Notes — 47.7%
U.S. Treasury Inflation Index 0.125% 7/15/22	$2,902,900	3,163,482
U.S. Treasury Inflation Index 0.625% 7/15/21	1,123,474	1,284,973
U.S. Treasury Inflation Index 0.625% 2/15/43	300,366	301,070
U.S. Treasury Inflation Index 1.125% 1/15/21	105,230	124,056
U.S. Treasury Inflation Index 1.250% 7/15/20	633,312	756,461
U.S. Treasury Inflation Index 1.750% 1/15/28	1,208,669	1,536,332
U.S. Treasury Inflation Index 1.875% 7/15/19	323,427	395,920
U.S. Treasury Inflation Index 2.000% 1/15/26	115,979	150,936
U.S. Treasury Inflation Index 2.375% 1/15/25	1,465,440	1,966,666
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	6,620,468	9,009,523
U.S. Treasury Inflation Index 2.500% 1/15/29	2,465,968	3,444,649
U.S. Treasury Note 0.375% 11/15/15	31,900,000	31,948,597
U.S. Treasury Note 0.375% 1/15/16	34,000,000	34,036,523
U.S. Treasury Note 0.375% 2/15/16	2,900,000	2,901,869
U.S. Treasury Note 0.375% 3/15/16	400,000	400,250
U.S. Treasury Note (f) (g) 0.750% 10/31/17	12,800,000	12,837,125
U.S. Treasury Note (h) 0.750% 12/31/17	15,400,000	15,420,904
U.S. Treasury Note 0.750% 2/28/18	23,500,000	23,495,180
U.S. Treasury Note 0.750% 3/31/18	1,800,000	1,797,820
U.S. Treasury Note 0.875% 1/31/18	1,700,000	1,710,990
U.S. Treasury Note (f) (g) 0.875% 7/31/19	6,500,000	6,415,893
U.S. Treasury Note 1.125% 3/31/20	1,600,000	1,586,108
U.S. Treasury Note 1.250% 10/31/19	3,700,000	3,727,136

The accompanying notes are an integral part of the portfolios of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.250% 2/29/20	$1,700,000	$1,702,640
U.S. Treasury Note 1.625% 8/15/22	3,300,000	3,257,396
U.S. Treasury Note 1.625% 11/15/22	7,700,000	7,563,671
U.S. Treasury Note (f) (g) 1.750% 5/15/22	1,900,000	1,905,511
U.S. Treasury Note 2.000% 2/15/23	2,200,000	2,227,844

		175,069,525

TOTAL U.S. TREASURY OBLIGATIONS (Cost $173,624,438)		175,069,525

TOTAL BONDS & NOTES (Cost $447,984,997)		456,480,840

TOTAL LONG-TERM INVESTMENTS (Cost $449,084,997)		457,677,640

SHORT-TERM INVESTMENTS — 1.8%

Commercial Paper — 1.5%
Aluminum Co. of America 0.950% 4/03/13	700,000	699,907
Banco Santander Brasil (a) 2.370% 1/02/14	1,500,000	1,472,449
Entergy Corp. (a) 0.800% 4/09/13	1,600,000	1,599,609
Itau Unibanco SA 0.010% 10/31/13	1,900,000	1,883,153

		5,655,118

Repurchase Agreements — 0.3%
JP Morgan Chase Bank Repurchase Agreement, dated 3/28/13, 0.240%, due 4/01/13 (i)	600,000	600,000
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (j)	689,261	689,261

		1,289,261

TOTAL SHORT-TERM INVESTMENTS (Cost $6,944,379)		6,944,379

TOTAL INVESTMENTS — 126.5% (Cost $456,029,376) (k)		464,622,019

Other Assets/(Liabilities) — (26.5)%		(97,406,062)

NET ASSETS — 100.0%		$367,215,957

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $26,454,663 or 7.20% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, these securities amounted to a value of $8,430,903 or 2.30% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $297,396 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	All or portion of this security is held as collateral for open reverse repurchase agreements. (Note 2)
(i)	Maturity value of $600,016. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 8/27/14, and an aggregate market value, including accrued interest, of $617,101.
(j)	Maturity value of $689,262. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $704,289.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value

EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 3.1%
Chemicals — 1.4%
Ferro Corp. (a)	141,230	$953,303
Methanex Corp.	59,005	2,397,373
Minerals Technologies, Inc.	15,500	643,405

		3,994,081

Forest Products & Paper — 1.5%
KapStone Paper and Packaging Corp.	86,110	2,393,858
Potlatch Corp.	43,840	2,010,502

		4,404,360

Mining — 0.2%
AuRico Gold, Inc. (a) (b)	90,449	568,924

		8,967,365

Communications — 8.9%
Internet — 3.6%
Dealertrack Technologies, Inc. (a)	21,820	641,072
Dropbox, Inc. (a) (c)	12,328	111,557
HomeAway, Inc. (a)	16,540	537,550
IAC/InterActiveCorp	39,240	1,753,243
OpenTable, Inc. (a) (b)	47,800	3,010,444
Sapient Corp. (a)	52,700	642,413
Shutterstock, Inc. (a)	12,780	574,844
TIBCO Software, Inc. (a)	19,080	385,798
Trulia, Inc. (a)	23,700	743,706
ValueClick, Inc. (a)	44,810	1,324,136
Web.com Group, Inc. (a)	51,880	886,110

		10,610,873

Media — 2.0%
FactSet Research Systems, Inc. (b)	45,462	4,209,781
Pandora Media, Inc. (a) (b)	113,910	1,612,966

		5,822,747

Semiconductors — 0.3%
IPG Photonics Corp. (b)	11,250	747,112

Software — 1.1%
BroadSoft, Inc. (a) (b)	104,000	2,752,880
Splunk, Inc. (a)	13,800	552,414

		3,305,294

Telecommunications — 1.9%
Aruba Networks, Inc. (a)	17,780	439,877
Ciena Corp. (a)	23,650	378,636
DigitalGlobe, Inc. (a)	37,770	1,091,931
Ixia (a)	29,320	634,485
JDS Uniphase Corp. (a)	58,070	776,396
Palo Alto Networks, Inc. (a)	9,460	535,436

	Number of Shares	Value

tw telecom, Inc. (a)	28,410	$715,648
Vonage Holdings Corp. (a)	334,700	967,283

		5,539,692

		26,025,718

Consumer, Cyclical — 14.7%
Airlines — 0.5%
Spirit Airlines, Inc. (a)	54,410	1,379,838

Apparel — 2.1%
Deckers Outdoor Corp. (a) (b)	1,800	100,242
Oxford Industries, Inc.	1,000	53,100
Quiksilver, Inc. (a)	48,200	292,574
Steven Madden Ltd. (a)	19,510	841,661
Under Armour, Inc. Class A (a)	96,000	4,915,200

		6,202,777

Automotive & Parts — 1.3%
Allison Transmission Holdings, Inc. (b)	29,984	719,916
Dana Holding Corp.	65,250	1,163,407
Tenneco, Inc. (a)	47,180	1,854,646

		3,737,969

Distribution & Wholesale — 1.1%
Watsco, Inc.	28,600	2,407,548
WESCO International, Inc. (a)	12,060	875,677

		3,283,225

Entertainment — 0.7%
Churchill Downs, Inc.	19,060	1,334,962
DreamWorks Animation SKG, Inc. Class A (a) (b)	43,910	832,534

		2,167,496

Foods — 0.3%
Burger King Worldwide, Inc. (b)	38,960	744,136

Home Builders — 0.5%
Standard Pacific Corp. (a) (b)	181,200	1,565,568

Home Furnishing — 0.8%
Harman International Industries, Inc.	50,100	2,235,963

Retail — 7.1%
AFC Enterprises, Inc. (a)	10,080	366,206
ANN, Inc. (a)	29,970	869,730
Bloomin’ Brands, Inc. (a)	35,620	636,529
Buffalo Wild Wings, Inc. (a)	6,910	604,832
Casey’s General Stores, Inc.	9,130	532,279
The Cheesecake Factory, Inc.	46,270	1,786,485
Denny’s Corp. (a)	104,880	605,158
Domino’s Pizza, Inc.	32,700	1,682,088
DSW, Inc. Class A	10,370	661,606
Five Below, Inc. (a) (b)	10,980	416,032

The accompanying notes are an integral part of the portfolios of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

Francesca’s Holdings Corp. (a) (b)	74,400	$2,132,304
GameStop Corp. Class A (b)	46,200	1,292,214
Hanesbrands, Inc. (a)	16,154	735,976
Hibbett Sports, Inc. (a)	10,020	563,825
HSN, Inc.	26,120	1,432,943
Nu Skin Enterprises, Inc. Class A (b)	12,800	565,760
Panera Bread Co. Class A (a)	5,000	826,200
Pier 1 Imports, Inc.	35,430	814,890
Rue21, Inc. (a)	20,420	600,144
Urban Outfitters, Inc. (a)	10,570	409,482
Zumiez, Inc. (a) (b)	141,300	3,235,770

		20,770,453

Textiles — 0.3%
Fifth & Pacific Cos., Inc. (a)	53,660	1,013,101

		43,100,526

Consumer, Non-cyclical — 20.0%
Beverages — 0.5%
The Boston Beer Co., Inc. Class A (a)	9,800	1,564,472

Biotechnology — 3.0%
Algeta ASA (a)	10,900	366,840
Alkermes PLC (a)	37,630	892,207
Arena Pharmaceuticals, Inc. (a) (b)	35,910	294,821
AVEO Pharmaceuticals, Inc. (a) (b)	69,360	509,796
Exelixis, Inc. (a) (b)	144,120	665,834
Immunogen, Inc. (a) (b)	22,050	354,123
Incyte Corp. (a) (b)	77,470	1,813,573
Ironwood Pharmaceuticals, Inc. (a)	118,570	2,168,645
NPS Pharmaceuticals, Inc. (a)	39,030	397,716
Seattle Genetics, Inc. (a) (b)	36,590	1,299,311

		8,762,866

Commercial Services — 3.0%
AerCap Holdings NV (a)	78,300	1,209,735
Avis Budget Group, Inc. (a)	23,030	640,925
Convergys Corp.	66,400	1,130,792
CoStar Group, Inc. (a)	3,750	410,475
Heartland Payment Systems, Inc.	14,400	474,768
Huron Consulting Group, Inc. (a)	22,720	916,070
On Assignment, Inc. (a)	21,400	541,634
Performant Financial Corp. (a)	31,600	388,048
Team Health Holdings, Inc. (a)	12,420	451,840
TrueBlue, Inc. (a)	18,530	391,724
WEX, Inc. (a)	20,760	1,629,660
WNS Holdings Ltd. Sponsored ADR (a)	36,540	538,600

		8,724,271

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	17,760	714,840

	Number of Shares	Value

Foods — 1.3%
Annie’s, Inc. (a) (b)	57,600	$2,203,776
Sanderson Farms, Inc.	19,780	1,080,384
WhiteWave Foods Co. (a) (b)	35,300	602,571

		3,886,731

Health Care – Products — 5.2%
Cyberonics, Inc. (a)	74,800	3,501,388
Dexcom, Inc. (a)	291,100	4,867,192
HeartWare International, Inc. (a) (b)	32,190	2,846,562
Insulet Corp. (a)	58,360	1,509,189
Volcano Corp. (a)	113,900	2,535,414

		15,259,745

Health Care – Services — 3.2%
Air Methods Corp.	13,960	673,430
Community Health Systems, Inc.	48,500	2,298,415
Covance, Inc. (a)	30,520	2,268,247
Health Management Associates, Inc. Class A (a)	106,300	1,368,081
Kindred Healthcare, Inc. (a)	90,980	958,019
WellCare Health Plans, Inc. (a)	28,810	1,669,828

		9,236,020

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	12,990	735,104

Pharmaceuticals — 2.2%
AVANIR Pharmaceuticals, Inc. (a) (b)	178,200	488,268
Cubist Pharmaceuticals, Inc. (a)	34,590	1,619,504
Hyperion Therapeutics, Inc. (a) (b)	18,300	472,506
The Medicines Co. (a)	22,920	765,987
Onyx Pharmaceuticals, Inc. (a)	5,990	532,271
Optimer Pharmaceuticals, Inc. (a) (b)	38,500	458,150
Rigel Pharmaceuticals, Inc. (a)	28,080	190,663
Salix Pharmaceuticals Ltd. (a)	30,160	1,543,589
Supernus Pharmaceuticals, Inc. (a) (b)	54,500	306,290

		6,377,228

Textiles — 1.1%
Samsonite International SA	424,910	1,062,247
Tumi Holdings, Inc. (a)	98,490	2,062,381

		3,124,628

		58,385,905

Energy — 9.6%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a) (b)	36,480	983,501
Headwaters, Inc. (a)	70,000	763,000
Solarcity Corp. (a) (b)	18,250	344,560

		2,091,061

The accompanying notes are an integral part of the portfolios of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

Oil & Gas — 2.7%
Atwood Oceanics, Inc. (a)	9,660	$507,536
Comstock Resources, Inc. (a)	54,640	887,900
Gulfport Energy Corp. (a)	10,140	464,716
Painted Pony Petroleum Ltd. (a)	49,010	491,620
Patterson-UTI Energy, Inc.	62,090	1,480,226
Rex Energy Corp. (a)	27,110	446,773
Rosetta Resources, Inc. (a)	27,660	1,316,063
SemGroup Corp. Class A (a)	44,680	2,310,849

		7,905,683

Oil & Gas Services — 6.2%
CARBO Ceramics, Inc. (b)	21,500	1,958,005
Core Laboratories NV	20,700	2,854,944
Dril-Quip, Inc. (a)	70,000	6,101,900
Forum Energy Technologies, Inc. (a) (b)	85,600	2,461,856
ION Geophysical Corp. (a)	130,653	889,747
Key Energy Services, Inc. (a)	77,100	622,968
Lufkin Industries, Inc.	33,000	2,190,870
Trican Well Service Ltd. (b)	58,830	862,890

		17,943,180

		27,939,924

Financial — 13.2%
Banks — 2.7%
Associated Banc-Corp.	56,460	857,627
BancorpSouth, Inc.	55,140	898,782
Boston Private Financial Holdings, Inc.	85,940	849,087
CapitalSource, Inc.	97,500	937,950
East West Bancorp, Inc.	6,820	175,069
First Horizon National Corp.	94,070	1,004,668
International Bancshares Corp.	45,520	946,816
National Penn Bancshares, Inc.	85,020	908,864
Sterling Financial Corp.	23,093	500,887
Webster Financial Corp.	37,390	907,082

		7,986,832

Diversified Financial — 6.8%
AllianceBernstein Holding LP	89,600	1,962,240
Financial Engines, Inc.	136,700	4,951,274
Greenhill & Co., Inc.	46,700	2,492,846
National Financial Partners Corp. (a)	14,930	334,880
Ocwen Financial Corp. (a)	12,010	455,419
Portfolio Recovery Associates, Inc. (a)	44,500	5,647,940
Virtus Investment Partners, Inc. (a)	1,300	242,164
WageWorks, Inc. (a)	94,860	2,374,346
WisdomTree Investments, Inc. (a)	122,130	1,270,152

		19,731,261

	Number of Shares	Value

Insurance — 1.3%
eHealth, Inc. (a)	52,550	$939,594
The Hanover Insurance Group, Inc.	19,410	964,289
Primerica, Inc.	32,140	1,053,549
Protective Life Corp.	27,160	972,328

		3,929,760

Investment Companies — 0.3%
Solar Capital Ltd.	32,060	753,089

Real Estate — 0.8%
Alexander & Baldwin, Inc. (a)	16,600	593,450
HFF, Inc.	87,700	1,747,861

		2,341,311

Real Estate Investment Trusts (REITS) — 1.3%
Acadia Realty Trust	29,910	830,601
MFA Financial, Inc.	67,540	629,473
NorthStar Realty Finance Corp.	49,400	468,312
Pebblebrook Hotel Trust	33,120	854,165
Redwood Trust, Inc.	23,320	540,557
Zillow, Inc. Class A (a) (b)	11,690	639,092

		3,962,200

		38,704,453

Industrial — 14.9%
Aerospace & Defense — 1.1%
Moog, Inc. Class A (a)	36,480	1,671,878
Teledyne Technologies, Inc. (a)	18,450	1,447,218

		3,119,096

Building Materials — 1.1%
Apogee Enterprises, Inc.	12,600	364,770
Armstrong World Industries, Inc.	21,800	1,218,402
Lennox International, Inc.	8,710	552,998
Louisiana-Pacific Corp. (a)	33,700	727,920
Owens Corning, Inc. (a)	9,010	355,264

		3,219,354

Electronics — 1.2%
Coherent, Inc.	1,780	100,997
Faro Technologies, Inc. (a)	46,000	1,995,940
Rogers Corp. (a)	31,740	1,511,459

		3,608,396

Environmental Controls — 1.0%
Waste Connections, Inc.	84,800	3,051,104

Hand & Machine Tools — 0.3%
Kennametal, Inc.	19,920	777,677

Machinery – Diversified — 5.1%
Altra Holdings, Inc.	8,000	217,760
Applied Industrial Technologies, Inc.	12,180	548,100
Briggs & Stratton Corp.	26,400	654,720

The accompanying notes are an integral part of the portfolios of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

DXP Enterprises, Inc. (a)	3,720	$277,884
Graco, Inc.	51,200	2,971,136
iRobot Corp. (a) (b)	16,600	425,956
The Middleby Corp. (a)	8,110	1,233,937
Nordson Corp.	38,600	2,545,670
Proto Labs, Inc. (a)	39,600	1,944,360
Wabtec Corp.	39,300	4,012,923

		14,832,446

Manufacturing — 3.1%
Acuity Brands, Inc.	33,730	2,339,176
FreightCar America, Inc.	24,758	540,220
Hexcel Corp. (a)	86,000	2,494,860
Polypore International, Inc. (a) (b)	20,430	820,877
Raven Industries, Inc.	83,900	2,819,879

		9,015,012

Packaging & Containers — 0.9%
Graphic Packaging Holding Co. (a)	184,560	1,382,354
Packaging Corporation of America	12,120	543,824
Silgan Holdings, Inc.	13,178	622,661

		2,548,839

Transportation — 1.1%
Con-way, Inc.	22,420	789,408
Landstar System, Inc.	12,490	713,054
Old Dominion Freight Line, Inc. (a)	22,917	875,430
Swift Transportation Co. (a)	59,590	844,986

		3,222,878

		43,394,802

Technology — 12.0%
Computers — 1.9%
Cadence Design Systems, Inc. (a)	65,060	906,286
FleetMatics Group PLC (a)	26,260	636,805
LivePerson, Inc. (a)	35,310	479,510
LogMeIn, Inc. (a)	30,500	586,210
MICROS Systems, Inc. (a)	60,340	2,746,073
Virtusa Corp. (a)	11,380	270,389

		5,625,273

Health Care – Services — 0.6%
Vocera Communications, Inc. (a)	72,400	1,665,200

Semiconductors — 2.8%
Cypress Semiconductor Corp. (b)	78,840	869,605
Hittite Microwave Corp. (a)	50,100	3,034,056
Lattice Semiconductor Corp. (a)	131,440	716,348
Microsemi Corp. (a)	39,630	918,227
Monolithic Power Systems, Inc.	28,140	685,772
Nanometrics, Inc. (a)	39,300	567,099
ON Semiconductor Corp. (a)	94,870	785,524
Ultratech, Inc. (a)	13,080	517,052

		8,093,683

	Number of Shares	Value

Software — 6.7%
Concur Technologies, Inc. (a) (b)	12,200	$837,652
Cornerstone OnDemand, Inc. (a)	62,370	2,126,817
Envestnet, Inc. (a)	8,000	140,080
Fair Isaac Corp.	19,310	882,274
Imperva, Inc. (a)	36,040	1,387,540
PTC, Inc. (a)	44,670	1,138,638
QLIK Technologies, Inc. (a)	28,080	725,306
Servicenow, Inc. (a) (b)	22,999	832,564
Solera Holdings, Inc.	43,040	2,510,523
TiVo, Inc. (a)	143,840	1,782,178
Tyler Technologies, Inc. (a)	57,500	3,522,450
The Ultimate Software Group, Inc. (a)	20,300	2,114,448
Verint Systems, Inc. (a)	42,890	1,567,630

		19,568,100

		34,952,256

Utilities — 0.3%
Gas — 0.3%
Southwest Gas Corp.	20,170	957,268

TOTAL COMMON STOCK (Cost $225,860,749)		282,428,217

TOTAL EQUITIES (Cost $225,860,749)		282,428,217

MUTUAL FUNDS — 15.2%
Diversified Financial — 15.2%
iShares Russell 2000 Growth Index Fund (b)	8,510	916,952
iShares Russell 2000 Index Fund (b)	16,199	1,526,918
State Street Navigator Securities Lending Prime Portfolio (d)	41,841,454	41,841,454

		44,285,324

TOTAL MUTUAL FUNDS (Cost $44,257,289)		44,285,324

TOTAL LONG-TERM INVESTMENTS (Cost $270,118,038)		326,713,541

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$5,864,157	5,864,157

The accompanying notes are an integral part of the portfolios of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	$24,662	$24,662

TOTAL SHORT-TERM INVESTMENTS (Cost $5,888,819)		5,888,819

TOTAL INVESTMENTS — 113.9% (Cost $276,006,857) (f)		332,602,360

Other Assets/(Liabilities) — (13.9)%		(40,522,955)

NET ASSETS — 100.0%		$292,079,405

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $40,808,967. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $111,557 or 0.04% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,864,163. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 2/01/32-6/01/32, and an aggregate market value, including accrued interest, of $5,986,728.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 95.0%
Basic Materials — 9.2%
Chemicals — 2.8%
American Vanguard Corp.	32,300	$986,441
Innospec, Inc.	42,300	1,873,044
Minerals Technologies, Inc.	19,600	813,596

		3,673,081

Forest Products & Paper — 3.2%
Clearwater Paper Corp. (a)	23,200	1,222,408
Deltic Timber Corp.	15,500	1,065,160
Potlatch Corp.	29,800	1,366,628
Wausau Paper Corp.	50,400	543,312

		4,197,508

Iron & Steel — 1.1%
Carpenter Technology Corp.	21,800	1,074,522
Schnitzer Steel Industries, Inc. Class A	14,400	383,904

		1,458,426

Mining — 2.1%
AMCOL International Corp.	21,000	633,990
Franco-Nevada Corp.	14,400	657,310
North American Palladium Ltd. (a)(b)	198,700	284,141
Royal Gold, Inc.	13,000	923,390
Stillwater Mining Co. (a)	19,100	246,963

		2,745,794

		12,074,809

Communications — 3.4%
Internet — 1.0%
Safeguard Scientifics, Inc. (a)	54,100	854,780
Websense, Inc. (a)	31,700	475,500

		1,330,280

Media — 0.7%
The Dolan Co. (a)	42,900	102,531
Saga Communications, Inc. Class A	17,333	801,825

		904,356

Telecommunications — 1.7%
Ixia (a)	55,800	1,207,512
Premiere Global Services, Inc. (a)	58,200	639,618
Sonus Networks, Inc. (a)	132,600	343,434

		2,190,564

		4,425,200

Consumer, Cyclical — 13.5%
Airlines — 1.5%
Alaska Air Group, Inc. (a)	31,500	2,014,740

	Number of Shares	Value
Apparel — 0.2%
True Religion Apparel, Inc.	9,400	$245,434

Automotive & Parts — 0.4%
Modine Manufacturing Co. (a)	49,800	453,180

Distribution & Wholesale — 3.0%
Beacon Roofing Supply, Inc. (a)	64,100	2,478,106
Pool Corp.	28,700	1,377,600

		3,855,706

Entertainment — 0.7%
Ascent Media Corp. Series A (a)	12,500	930,500

Home Builders — 2.2%
M/I Homes, Inc. (a)	20,100	491,445
Meritage Home Corp. (a)	32,800	1,537,008
Winnebago Industries, Inc. (a)	43,700	901,968

		2,930,421

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc. (b)	14,100	464,172
Stanley Furniture Co., Inc. (a)	24,000	106,560

		570,732

Leisure Time — 0.4%
Brunswick Corp.	16,100	550,942

Lodging — 0.5%
Orient-Express Hotels Ltd. (a)	61,200	603,432

Retail — 2.7%
Fred’s, Inc. Class A	31,900	436,392
Haverty Furniture Cos., Inc.	40,700	836,792
MarineMax, Inc. (a)	34,700	471,573
The Men’s Wearhouse, Inc.	28,700	959,154
Red Robin Gourmet Burgers, Inc. (a)	7,200	328,320
Stein Mart, Inc.	65,000	544,700

		3,576,931

Textiles — 1.5%
Culp, Inc.	26,000	413,660
Fifth & Pacific Cos., Inc. (a)	25,600	483,328
G&K Services, Inc. Class A	23,800	1,083,138

		1,980,126

		17,712,144

Consumer, Non-cyclical — 9.5%
Agriculture — 0.2%
Alliance One International, Inc. (a)	80,700	313,923

Biotechnology — 0.3%
Momenta Pharmaceuticals, Inc. (a)	31,100	414,874

Commercial Services — 5.7%
Aaron’s, Inc.	88,000	2,523,840
Electro Rent Corp.	54,900	1,017,846
FTI Consulting, Inc. (a)	11,000	414,260

The accompanying notes are an integral part of the portfolios of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Landauer, Inc.	9,200	$518,696
McGrath RentCorp	45,500	1,415,050
Navigant Consulting, Inc. (a)	47,000	617,580
On Assignment, Inc. (a)	39,300	994,683

		7,501,955

Foods — 0.3%
Nash Finch Co.	21,000	411,180

Health Care – Products — 1.6%
Quidel Corp. (a)	27,500	653,125
West Pharmaceutical Services, Inc.	21,200	1,376,728

		2,029,853

Health Care – Services — 0.9%
National Healthcare Corp.	16,400	749,808
Triple-S Management Corp. Class B (a)	24,200	421,564

		1,171,372

Household Products — 0.5%
CSS Industries, Inc.	23,000	597,310

		12,440,467

Energy — 4.9%
Coal — 0.4%
Cloud Peak Energy, Inc. (a)	28,400	533,352

Oil & Gas — 3.2%
Atwood Oceanics, Inc. (a)	12,500	656,750
Hercules Offshore, Inc. (a)	43,300	321,286
Northern Oil and Gas, Inc. (a) (b)	49,800	716,124
Oasis Petroleum, Inc. (a)	33,600	1,279,152
PDC Energy, Inc. (a)	12,100	599,797
Swift Energy Co. (a)	37,000	547,970

		4,121,079

Oil & Gas Services — 1.3%
C&J Energy Services, Inc. (a) (b)	17,300	396,170
CARBO Ceramics, Inc. (b)	7,900	719,453
TETRA Technologies, Inc. (a)	56,100	575,586

		1,691,209

		6,345,640

Financial — 21.0%
Banks — 7.0%
Columbia Banking System, Inc.	19,800	435,204
East West Bancorp, Inc.	73,600	1,889,312
Glacier Bancorp, Inc.	51,900	985,062
Home Bancshares, Inc.	33,500	1,261,945
Sandy Spring Bancorp, Inc.	25,700	516,570
Signature Bank (a)	12,500	984,500
SVB Financial Group (a)	27,100	1,922,474
Wintrust Financial Corp.	31,500	1,166,760

		9,161,827

	Number of Shares	Value
Diversified Financial — 1.8%
JMP Group, Inc.	27,700	$191,407
Piper Jaffray Cos., Inc. (a)	10,100	346,430
Stifel Financial Corp. (a)	53,150	1,842,710

		2,380,547

Insurance — 5.3%
Alterra Capital Holdings Ltd.	19,600	617,400
Assured Guaranty Ltd.	25,382	523,123
Employers Holdings, Inc.	18,200	426,790
Markel Corp. (a)	1,570	790,495
Meadowbrook Insurance Group, Inc.	55,000	387,750
National Interstate Corp.	35,000	1,049,300
ProAssurance Corp.	58,200	2,754,606
Radian Group, Inc. (b)	40,300	431,613

		6,981,077

Investment Companies — 0.3%
Ares Capital Corp.	20,000	362,000

Real Estate — 0.3%
Terreno Realty Corp.	18,600	334,428

Real Estate Investment Trusts (REITS) — 6.3%
Acadia Realty Trust	34,100	946,957
CBL & Associates Properties, Inc.	55,000	1,298,000
Cedar Realty Trust, Inc.	60,900	372,099
First Potomac Realty Trust	53,900	799,337
Kilroy Realty Corp.	26,100	1,367,640
LaSalle Hotel Properties	37,850	960,633
Pebblebrook Hotel Trust	40,000	1,031,600
PS Business Parks, Inc.	2,800	220,976
Saul Centers, Inc.	16,300	712,962
Washington Real Estate Investment Trust	20,500	570,720

		8,280,924

		27,500,803

Industrial — 25.4%
Aerospace & Defense — 0.8%
Kaman Corp.	20,400	723,588
Kratos Defense & Security Solutions, Inc. (a)	59,000	296,770

		1,020,358

Building Materials — 3.3%
Comfort Systems USA, Inc.	35,100	494,559
Drew Industries, Inc.	35,800	1,299,898
Gibraltar Industries, Inc. (a)	46,500	848,625
Quanex Building Products Corp.	26,900	433,090
Texas Industries, Inc. (a) (b)	7,800	492,258
Universal Forest Products, Inc.	18,900	752,409

		4,320,839

The accompanying notes are an integral part of the portfolios of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 2.6%
Advanced Energy Industries, Inc. (a)	42,800	$783,240
Belden, Inc.	26,400	1,363,560
Littelfuse, Inc.	18,700	1,268,795

		3,415,595

Electronics — 2.4%
Analogic Corp.	9,100	719,082
Electro Scientific Industries, Inc.	40,000	442,000
Methode Electronics, Inc.	21,300	274,344
Newport Corp. (a)	33,100	560,052
Woodward, Inc.	30,200	1,200,752

		3,196,230

Engineering & Construction — 0.7%
Aegion Corp. (a)	40,600	939,890

Environmental Controls — 1.5%
Mine Safety Appliances Co.	20,600	1,022,172
Waste Connections, Inc.	27,400	985,852

		2,008,024

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	20,000	671,400

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	14,300	499,499

Machinery – Diversified — 2.8%
Cognex Corp.	10,200	429,930
IDEX Corp.	22,100	1,180,582
Nordson Corp.	25,100	1,655,345
Proto Labs, Inc. (a)	6,800	333,880

		3,599,737

Manufacturing — 2.7%
AptarGroup, Inc.	31,200	1,789,320
Matthews International Corp. Class A	30,200	1,053,678
Myers Industries, Inc.	51,900	724,524

		3,567,522

Metal Fabricate & Hardware — 0.7%
Circor International, Inc.	16,800	714,000
Sun Hydraulics Corp.	5,100	165,801

		879,801

Transportation — 7.0%
GasLog Ltd.	50,100	644,286
Genesee & Wyoming, Inc. Class A (a)	28,650	2,667,601
Hub Group, Inc. Class A (a)	20,900	803,814
Kirby Corp. (a)	26,050	2,000,640
Landstar System, Inc.	48,500	2,768,865
Teekay Tankers Ltd. Class A (b)	91,500	260,775

	Number of Shares	Value
Universal Truckload Services, Inc. (a)	1,800	$41,994

		9,187,975

		33,306,870

Technology — 4.0%
Computers — 0.2%
Xyratex Ltd.	25,500	252,450

Semiconductors — 2.1%
ATMI, Inc. (a)	20,600	462,058
Brooks Automation, Inc.	39,100	398,038
Cabot Microelectronics Corp. (a)	19,500	677,625
Entegris, Inc. (a)	44,300	436,798
Teradyne, Inc. (a) (b)	50,200	814,244

		2,788,763

Software — 1.7%
Accelrys, Inc. (a)	29,010	283,138
Progress Software Corp. (a)	44,900	1,022,822
SYNNEX Corp. (a)	24,700	913,900

		2,219,860

		5,261,073

Utilities — 4.1%
Electric — 3.0%
Black Hills Corp.	14,200	625,368
Cleco Corp.	30,650	1,441,469
El Paso Electric Co.	27,800	935,470
NorthWestern Corp.	18,300	729,438
UNS Energy Corp.	3,700	181,078

		3,912,823

Gas — 1.1%
PNM Resources, Inc.	22,300	519,367
Southwest Gas Corp.	20,900	991,914

		1,511,281

		5,424,104

TOTAL COMMON STOCK (Cost $81,291,078)		124,491,110

CONVERTIBLE PREFERRED STOCK — 0.1%

Financial — 0.1%
Banks — 0.1%
East West Bancorp, Inc., Series A 8.000%	100	167,300

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $69,897)		167,300

The accompanying notes are an integral part of the portfolios of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

TOTAL EQUITIES (Cost $81,360,975)		$124,658,410

MUTUAL FUNDS — 4.0%
Diversified Financial — 4.0%
iShares Russell 2000 Value Index Fund	11,300	947,053
State Street Navigator Securities Lending Prime Portfolio (c)	4,349,664	4,349,664
T. Rowe Price Reserve Investment Fund	1,001	1,001

		5,297,718

TOTAL MUTUAL FUNDS (Cost $5,098,096)		5,297,718

TOTAL LONG-TERM INVESTMENTS (Cost $86,459,071)		129,956,128

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/28/2013, 0.010%, due 4/01/13 (d)	$4,955,052	4,955,052

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	31,541	31,541

TOTAL SHORT-TERM INVESTMENTS (Cost $4,986,593)		4,986,593

TOTAL INVESTMENTS — 102.9% (Cost $91,445,664) (e)		134,942,721

Other Assets/(Liabilities) — (2.9)%		(3,832,627)

NET ASSETS — 100.0%		$131,110,094

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $4,227,745. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,955,058. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $5,057,047.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 4.8%
Chemicals — 1.9%
Chemtura Corp. (a)	97,010	$2,096,386
Huntsman Corp.	90,310	1,678,863

		3,775,249

Iron & Steel — 2.9%
Cliffs Natural Resources, Inc.	39,420	749,374
Reliance Steel & Aluminum Co.	32,480	2,311,602
Steel Dynamics, Inc.	160,770	2,551,420

		5,612,396

		9,387,645

Communications — 3.4%
Media — 0.6%
Gannett Co., Inc.	55,260	1,208,536

Telecommunications — 2.8%
Amdocs Ltd.	62,600	2,269,250
Anixter International, Inc.	26,680	1,865,466
Harris Corp.	30,270	1,402,712

		5,537,428

		6,745,964

Consumer, Cyclical — 18.2%
Apparel — 1.5%
The Jones Group, Inc.	226,000	2,874,720

Automotive & Parts — 3.7%
Dana Holding Corp.	133,430	2,379,057
Lear Corp.	42,250	2,318,257
TRW Automotive Holdings Corp. (a)	45,300	2,491,500

		7,188,814

Distribution & Wholesale — 0.8%
Ingram Micro, Inc. Class A (a)	76,090	1,497,451

Entertainment — 1.3%
Regal Entertainment Group Class A	150,030	2,501,000

Home Builders — 3.6%
Meritage Home Corp. (a)	53,670	2,514,976
NVR, Inc. (a)	2,130	2,300,634
PulteGroup, Inc. (a)	112,540	2,277,810

		7,093,420

Housewares — 0.6%
Newell Rubbermaid, Inc.	48,780	1,273,158

Leisure Time — 1.0%
Royal Caribbean Cruises Ltd.	60,110	1,996,854

Lodging — 1.3%
MGM Resorts International (a)	188,990	2,485,219

	Number of Shares	Value
Office Furnishings — 1.1%
Steelcase, Inc. Class A	152,830	$2,251,186

Retail — 3.3%
GameStop Corp. Class A	54,860	1,534,434
The Men’s Wearhouse, Inc.	87,430	2,921,911
Office Depot, Inc. (a)	527,630	2,073,586

		6,529,931

		35,691,753

Consumer, Non-cyclical — 8.7%
Beverages — 0.5%
Constellation Brands, Inc. Class A (a)	19,640	935,650

Commercial Services — 0.9%
Convergys Corp.	104,312	1,776,433

Foods — 2.1%
Dole Food Co., Inc. (a)	149,530	1,629,877
Tyson Foods, Inc. Class A	104,410	2,591,456

		4,221,333

Health Care – Services — 4.3%
Health Net, Inc. (a)	94,710	2,710,600
LifePoint Hospitals, Inc. (a)	52,720	2,554,811
Universal Health Services, Inc. Class B	49,160	3,139,850

		8,405,261

Household Products — 0.9%
Avery Dennison Corp.	39,730	1,711,171

		17,049,848

Energy — 4.4%
Oil & Gas — 3.2%
Cimarex Energy Co.	39,130	2,951,967
Helmerich & Payne, Inc.	35,240	2,139,068
Stone Energy Corp. (a)	55,630	1,209,953

		6,300,988

Oil & Gas Services — 1.2%
Helix Energy Solutions Group, Inc. (a)	99,380	2,273,814

		8,574,802

Financial — 27.1%
Banks — 9.2%
Associated Banc-Corp.	131,030	1,990,346
CapitalSource, Inc.	203,800	1,960,556
Comerica, Inc.	69,650	2,503,918
Huntington Bancshares, Inc.	362,870	2,681,609
Popular, Inc. (a)	98,459	2,718,453
Susquehanna Bancshares, Inc.	165,815	2,061,080
Webster Financial Corp.	46,130	1,119,114
Zions Bancorp	119,410	2,984,056

		18,019,132

The accompanying notes are an integral part of the portfolios of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 1.7%
E*TRADE Financial Corp. (a)	138,330	$1,481,514
Legg Mason, Inc.	58,320	1,874,988

		3,356,502

Insurance — 8.6%
Aspen Insurance Holdings Ltd.	73,570	2,838,331
Fidelity National Financial, Inc. Class A	108,140	2,728,372
Platinum Underwriters Holdings Ltd.	46,270	2,582,329
Reinsurance Group of America, Inc. Class A	29,310	1,748,928
Torchmark Corp.	38,340	2,292,732
Unum Group	81,530	2,303,222
Validus Holdings Ltd.	63,690	2,380,095

		16,874,009

Real Estate Investment Trusts (REITS) — 6.5%
American Realty Capital Properties, Inc.	122,820	1,802,997
BioMed Realty Trust, Inc.	103,200	2,229,120
Camden Property Trust	17,300	1,188,164
Glimcher Realty Trust	100,630	1,167,308
Mid-America Apartment Communities, Inc.	18,930	1,307,306
Plum Creek Timber Co., Inc.	45,300	2,364,660
RLJ Lodging Trust	120,730	2,747,815

		12,807,370

Savings & Loans — 1.1%
First Niagara Financial Group, Inc.	241,660	2,141,108

		53,198,121

Industrial — 21.4%
Building Materials — 1.5%
Fortune Brands Home & Security, Inc. (a)	80,210	3,002,260

Electrical Components & Equipment — 2.5%
EnerSys (a)	49,760	2,268,061
General Cable Corp. (a)	72,070	2,639,924

		4,907,985

Electronics — 7.0%
Arrow Electronics, Inc. (a)	58,390	2,371,802
AU Optronics Corp. Sponsored ADR (Taiwan) (a)	331,036	1,423,455
Avnet, Inc. (a)	67,660	2,449,292
Flextronics International Ltd. (a)	176,570	1,193,613
Jabil Circuit, Inc.	113,680	2,100,806
TTM Technologies, Inc. (a)	161,450	1,227,020
Vishay Intertechnology, Inc. (a)	212,650	2,894,167

		13,660,155

	Number of Shares	Value
Engineering & Construction — 1.3%
Granite Construction, Inc.	13,010	$414,238
Tutor Perini Corp. (a)	112,800	2,177,040

		2,591,278

Hand & Machine Tools — 0.9%
Kennametal, Inc.	47,070	1,837,613

Machinery – Construction & Mining — 1.4%
Terex Corp. (a)	79,710	2,743,618

Metal Fabricate & Hardware — 2.7%
Commercial Metals Co.	156,240	2,476,404
The Timken Co.	50,900	2,879,922

		5,356,326

Transportation — 3.0%
Bristow Group, Inc.	35,760	2,358,014
Con-way, Inc.	69,460	2,445,687
Teekay Corp.	30,370	1,092,105

		5,895,806

Trucking & Leasing — 1.1%
Aircastle Ltd.	155,120	2,122,042

		42,117,083

Technology — 6.7%
Retail — 1.1%
Insight Enterprises, Inc. (a)	104,550	2,155,821

Semiconductors — 5.6%
Amkor Technology, Inc. (a)	213,080	852,320
Entegris, Inc. (a)	236,460	2,331,496
Lam Research Corp. (a)	57,110	2,367,780
MEMC Electronic Materials, Inc. (a)	316,680	1,393,392
Micron Technology, Inc. (a)	251,390	2,508,872
MKS Instruments, Inc.	53,188	1,446,714

		10,900,574

		13,056,395

Utilities — 4.3%
Electric — 1.1%
NV Energy, Inc.	110,560	2,214,517

Gas — 3.2%
Atmos Energy Corp.	45,790	1,954,775
PNM Resources, Inc.	95,320	2,220,003
UGI Corp.	55,730	2,139,474

		6,314,252

		8,528,769

TOTAL COMMON STOCK (Cost $160,470,328)		194,350,380

The accompanying notes are an integral part of the portfolios of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

		Value

TOTAL EQUITIES (Cost $160,470,328)		$194,350,380

TOTAL LONG-TERM INVESTMENTS (Cost $160,470,328)		194,350,380

	Principal Amount

SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$2,387,184	2,387,184

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	67,137	67,137

TOTAL SHORT-TERM INVESTMENTS (Cost $2,454,321)		2,454,321

TOTAL INVESTMENTS — 100.2% (Cost $162,924,649) (c)		196,804,701

Other Assets/(Liabilities) — (0.2)%		(381,808)

NET ASSETS — 100.0%		$196,422,893

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,387,187. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $2,437,296.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (formerly known as MML Large Cap Value Fund) (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Class I	Class II	Class III	Service Class	Service Class I
Aggressive Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
American Funds Core Allocation Fund	None	None	None	None	None	8/15/2008
American Funds Growth Fund	None	None	None	None	None	8/15/2008
American Funds International Fund	None	None	None	None	None	8/15/2008
Balanced Allocation Fund	8/31/2007	None	None	None	8/15/2008	None

Notes to Portfolio of Investments (Unaudited) (Continued)

	Initial Class	Class I	Class II	Class III	Service Class	Service Class I
Blue Chip Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Conservative Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
Equity Income Fund	5/1/2006	None	None	None	8/15/2008	None
Equity Index Fund	None	5/1/1997	5/1/2000	5/1/2000	None	8/15/2008
Focused Equity Fund	None	None	12/8/2011	None	None	5/1/2012
Foreign Fund	5/1/2006	None	None	None	8/15/2008	None
Fundamental Growth Fund	None	None	12/8/2011	None	None	5/1/2012
Fundamental Value Fund	None	None	8/10/2010	None	None	5/1/2012
Global Fund	None	5/1/2006	5/1/2006	None	None	8/15/2008
Growth Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
Growth & Income Fund	5/1/2006	None	None	None	8/15/2008	None
Income & Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Large Cap Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Managed Volatility Fund	5/1/2000	None	None	None	8/15/2008	None
Mid Cap Growth Fund	5/1/2006	None	None	None	8/15/2008	None
Mid Cap Value Fund	5/1/2006	None	None	None	8/15/2008	None
Moderate Allocation Fund	8/31/2007	None	None	None	8/15/2008	None
PIMCO Total Return Fund	None	None	8/10/2010	None	None	5/1/2012
Small Cap Growth Equity Fund	5/3/1999	None	None	None	8/15/2008	None
Small Company Value Fund	None	None	2/27/2009	None	None	2/27/2009
Small/Mid Cap Value Fund	5/1/2006	None	None	None	8/15/2008	None

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty

Notes to Portfolio of Investments (Unaudited) (Continued)

information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of March 31, 2013. The Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2013, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$16,716,718	$-	$-	$16,716,718
Communications	77,609,310	2,684,632	-	80,293,942
Consumer, Cyclical	57,764,293	-	-	57,764,293
Consumer, Non-cyclical	71,979,094	219,498	-	72,198,592
Energy	19,532,203	-	-	19,532,203
Financial	37,540,082	-	-	37,540,082
Industrial	50,045,968	-	-	50,045,968
Technology	30,784,169	-	-	30,784,169

Total Common Stock	361,971,837	2,904,130	-	364,875,967

Total Equities	361,971,837	2,904,130	-	364,875,967

Total Mutual Funds	1,001	-	-	1,001

Total Long-Term Investments	361,972,838	2,904,130	-	364,876,968

Total Short-Term Investments	-	3,291,101	-	3,291,101

Total Investments	$361,972,838	$6,195,231	$-	$368,168,069

Equity Income Fund
Equities
Common Stock
Basic Materials	$25,702,644	$-	$-	$25,702,644
Communications	54,516,627	5,057,872	-	59,574,499
Consumer, Cyclical	36,540,141	-	-	36,540,141
Consumer, Non-cyclical	61,077,215	-	-	61,077,215
Energy	78,812,725	-	-	78,812,725
Financial	111,325,609	-	-	111,325,609
Industrial	88,703,118	-	-	88,703,118
Technology	33,764,494	-	-	33,764,494
Utilities	32,410,521	-	-	32,410,521

Total Common Stock	522,853,094	5,057,872	-	527,910,966

Preferred Stock
Consumer, Cyclical	3,074,504	-	-	3,074,504

Total Preferred Stock	3,074,504	-	-	3,074,504

Total Equities	525,927,598	5,057,872	-	530,985,470

Total Mutual Funds	3,931,837	-	-	3,931,837

Total Long-Term Investments	529,859,435	5,057,872	-	534,917,307

Total Short-Term Investments	-	28,255,980	-	28,255,980

Total Investments	$529,859,435	$33,313,852	$-	$563,173,287

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Fund
Equities
Common Stock
Basic Materials	$3,572,060	$9,112,115	$-	$12,684,175
Communications	15,415,641	36,856,201	-	52,271,842
Consumer, Cyclical	5,995,202	25,820,816	-	31,816,018
Consumer, Non-cyclical	-	65,888,542	-	65,888,542
Diversified	-	2,473,801	-	2,473,801
Energy	8,199,594	31,690,498	-	39,890,092
Financial	10,470,628	72,557,165	-	83,027,793
Industrial	5,824,033	41,800,250	-	47,624,283
Technology	3,129,784	21,465,595	-	24,595,379
Utilities	-	5,263,359	-	5,263,359

Total Common Stock	52,606,942	312,928,342	-	365,535,284

Preferred Stock
Basic Materials	2,331,424	-	-	2,331,424

Total Preferred Stock	2,331,424	-	-	2,331,424

Total Equities	54,938,366	312,928,342	-	367,866,708

Total Mutual Funds	25,546,834	-	-	25,546,834

Total Long-Term Investments	80,485,200	312,928,342	-	393,413,542

Total Short-Term Investments	-	13,759,724	-	13,759,724

Total Investments	$80,485,200	$326,688,066	$-	$407,173,266

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$11,576,326	$-	$-	$11,576,326
Communications	16,200,123	-	-	16,200,123
Consumer, Cyclical	17,507,073	-	-	17,507,073
Consumer, Non-cyclical	33,238,788	2,750,547	-	35,989,335
Energy	26,212,803	-	-	26,212,803
Financial	49,625,502	1,863,368	-	51,488,870
Industrial	22,558,624	-	-	22,558,624
Technology	12,933,386	-	-	12,933,386
Utilities	5,842,177	-	-	5,842,177

Total Common Stock	195,694,802	4,613,915	-	200,308,717

Total Equities	195,694,802	4,613,915	-	200,308,717

Total Long-Term Investments	195,694,802	4,613,915	-	200,308,717

Total Short-Term Investments	-	2,258,584	-	2,258,584

Total Investments	$195,694,802	$6,872,499	$-	$202,567,301

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$3,518,551	$10,325,832	$-	$13,844,383
Communications	9,459,608	2,085,163	-	11,544,771
Consumer, Cyclical	8,366,203	5,648,437	-	14,014,640
Consumer, Non-cyclical	14,088,979	30,961,977	-	45,050,956
Diversified	-	2,722,460	-	2,722,460
Energy	3,524,041	1,944,778	-	5,468,819
Financial	11,761,794	9,176,765	-	20,938,559
Industrial	21,352,880	5,352,657	-	26,705,537
Technology	9,051,483	3,095,441	-	12,146,924
Utilities	-	431,810	-	431,810

Total Common Stock	81,123,539	71,745,320	-	152,868,859

Total Equities	81,123,539	71,745,320	-	152,868,859

Total Mutual Funds	3,028,626	-	-	3,028,626

Total Long-Term Investments	84,152,165	71,745,320	-	155,897,485

Total Short-Term Investments	-	2,516,634	-	2,516,634

Total Investments	$84,152,165	$74,261,954	$-	$158,414,119

Growth & Income Fund
Equities
Common Stock
Basic Materials	$2,826,409	$1,320,192	$-	$4,146,601
Communications	8,593,323	-	-	8,593,323
Consumer, Cyclical	10,105,664	569,016	-	10,674,680
Consumer, Non-cyclical	28,760,162	6,414,114	-	35,174,276
Diversified	-	1,176,291	-	1,176,291
Energy	13,462,831	-	-	13,462,831
Financial	21,756,307	-	-	21,756,307
Industrial	18,039,559	-	-	18,039,559
Technology	19,196,311	-	-	19,196,311
Utilities	3,955,143	-	-	3,955,143

Total Common Stock	126,695,709	9,479,613	-	136,175,322

Total Equities	126,695,709	9,479,613	-	136,175,322

Total Long-Term Investments	126,695,709	9,479,613	-	136,175,322

Total Short-Term Investments	-	953,564	-	953,564

Total Investments	$126,695,709	$10,433,177	$-	$137,128,886

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Income & Growth Fund
Equities
Common Stock
Basic Materials	$9,366,892	$4,526,339	$-	$13,893,231
Communications	13,917,176	-	-	13,917,176
Consumer, Cyclical	14,013,885	-	-	14,013,885
Consumer, Non-cyclical	38,888,925	2,636,255	-	41,525,180
Energy	26,089,524	529,035	-	26,618,559
Financial	38,393,078	-	-	38,393,078
Industrial	29,610,959	-	-	29,610,959
Technology	8,496,224	-	-	8,496,224
Utilities	15,111,805	-	-	15,111,805

Total Common Stock	193,888,468	7,691,629	-	201,580,097

Total Equities	193,888,468	7,691,629	-	201,580,097

Total Long-Term Investments	193,888,468	7,691,629	-	201,580,097

Total Short-Term Investments	-	6,955,774	-	6,955,774

Total Investments	$193,888,468	$14,647,403	$-	$208,535,871

Managed Volatility Fund
Equities
Common Stock
Basic Materials	$11,881,212	$2,365,603	$-	$14,246,815
Communications	17,873,523	-	-	17,873,523
Consumer, Cyclical	36,701,434	686,222	-	37,387,656
Consumer, Non-cyclical	25,048,103	2,796,182	-	27,844,285
Diversified	-	2,780,568	-	2,780,568
Energy	21,180,794	-	-	21,180,794
Financial	77,057,278	8,860,423	-	85,917,701
Industrial	2,230,491	2,620,345	-	4,850,836
Technology	10,831,999	-	-	10,831,999

Total Common Stock	202,804,834	20,109,343	-	222,914,177

Total Equities	202,804,834	20,109,343	-	222,914,177

Bonds & Notes
Total Corporate Debt	-	41,648	-	41,648

Total Bonds & Notes	-	41,648	-	41,648

Total Mutual Funds	872,626	-	-	872,626

Total Long-Term Investments	203,677,460	20,150,991	-	223,828,451

Total Short-Term Investments	-	7,494,642	-	7,494,642

Total Investments	$203,677,460	$27,645,633	$-	$231,323,093

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$10,917,123	$-	$-	$10,917,123
Communications	40,018,510	-	81,541	40,100,051
Consumer, Cyclical	52,808,743	-	-	52,808,743
Consumer, Non-cyclical	113,485,411	-	-	113,485,411
Energy	21,707,970	-	-	21,707,970
Financial	25,554,150	-	-	25,554,150
Industrial	63,512,060	-	-	63,512,060
Technology	45,100,886	-	-	45,100,886
Utilities	5,829,800	-	-	5,829,800

Total Common Stock	378,934,653	-	81,541	379,016,194

Preferred Stock
Communications	-	-	1,058,905	1,058,905
Technology	-	878,696	-	878,696

Total Preferred Stock	-	878,696	1,058,905	1,937,601

Total Equities	378,934,653	878,696	1,140,446	380,953,795

Total Mutual Funds	24,419,505	-	-	24,419,505

Total Long-Term Investments	403,354,158	878,696	1,140,446	405,373,300

Total Short-Term Investments	-	10,435,346	-	10,435,346

Total Investments	$403,354,158	$11,314,042	$1,140,446	$415,808,646

Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$7,017,236	$-	$-	$7,017,236
Communications	15,349,497	-	-	15,349,497
Consumer, Cyclical	36,135,200	-	-	36,135,200
Consumer, Non-cyclical	99,073,155	-	-	99,073,155
Energy	35,496,301	-	-	35,496,301
Financial	116,987,791	-	-	116,987,791
Industrial	78,497,991	3,655,885	-	82,153,876
Technology	23,059,760	-	-	23,059,760
Utilities	50,734,164	-	-	50,734,164

Total Common Stock	462,351,095	3,655,885	-	466,006,980

Total Equities	462,351,095	3,655,885	-	466,006,980

Total Mutual Funds	17,251,278	-	-	17,251,278

Total Long-Term Investments	479,602,373	3,655,885	-	483,258,258

Total Short-Term Investments	-	8,460,677	-	8,460,677

Total Investments	$479,602,373	$12,116,562	$-	$491,718,935

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

PIMCO Total Return Fund
Equities
Preferred Stock
Financial	$1,196,800	$-	$-	$1,196,800

Total Preferred Stock	1,196,800	-	-	1,196,800

Total Equities	1,196,800	-	-	1,196,800

Bonds & Notes
Total Bank Loans	-	1,005,210	-	1,005,210

Total Corporate Debt	-	88,977,554	297,396	89,274,950

Total Municipal Obligations	-	12,449,147	-	12,449,147

Non-U.S. Government Agency Obligations
Automobile ABS	-	95,838	-	95,838
Commercial MBS	-	5,793,270	-	5,793,270
Credit Card ABS	-	618,986	-	618,986
Other ABS	-	3,658,468	-	3,658,468
WL Collateral CMO	-	8,181,824	-	8,181,824

Total Non-U.S. Government Agency Obligations	-	18,348,386	-	18,348,386

Total Sovereign Debt Obligations	-	26,821,995	-	26,821,995

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	133,511,627	-	133,511,627

Total U.S. Government Agency Obligations and Instrumentalities	-	133,511,627	-	133,511,627

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	175,069,525	-	175,069,525

Total U.S. Treasury Obligations	-	175,069,525	-	175,069,525

Total Bonds & Notes	-	456,183,444	297,396	456,480,840

Total Long-Term Investments	1,196,800	456,183,444	297,396	457,677,640

Total Short-Term Investments	-	6,944,379	-	6,944,379

Total Investments	$1,196,800	$463,127,823	$297,396	$464,622,019

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$8,967,365	$-	$-	$8,967,365
Communications	25,914,161	-	111,557	26,025,718
Consumer, Cyclical	43,100,526	-	-	43,100,526
Consumer, Non-cyclical	56,956,817	1,429,088	-	58,385,905
Energy	27,939,924	-	-	27,939,924
Financial	38,704,453	-	-	38,704,453
Industrial	43,394,802	-	-	43,394,802
Technology	34,952,256	-	-	34,952,256
Utilities	957,268	-	-	957,268

Total Common Stock	280,887,572	1,429,088	111,557	282,428,217

Total Equities	280,887,572	1,429,088	111,557	282,428,217

Total Mutual Funds	44,285,324	-	-	44,285,324

Total Long-Term Investments	325,172,896	1,429,088	111,557	326,713,541

Total Short-Term Investments	-	5,888,819	-	5,888,819

Total Investments	$325,172,896	$7,317,907	$111,557	$332,602,360

Small Company Value Fund
Equities
Common Stock
Basic Materials	$12,074,809	$-	$-	$12,074,809
Communications	4,425,200	-	-	4,425,200
Consumer, Cyclical	17,712,144	-	-	17,712,144
Consumer, Non-cyclical	12,440,467	-	-	12,440,467
Energy	6,345,640	-	-	6,345,640
Financial	27,500,803	-	-	27,500,803
Industrial	33,306,870	-	-	33,306,870
Technology	5,261,073	-	-	5,261,073
Utilities	5,424,104	-	-	5,424,104

Total Common Stock	124,491,110	-	-	124,491,110

Convertible Preferred Stock
Financial	-	167,300	-	167,300

Total Convertible Preferred Stock	-	167,300	-	167,300

Total Equities	124,491,110	167,300	-	124,658,410

Total Mutual Funds	5,297,718	-	-	5,297,718

Total Long-Term Investments	129,788,828	167,300	-	129,956,128

Total Short-Term Investments	-	4,986,593	-	4,986,593

Total Investments	$129,788,828	$5,153,893	$-	$134,942,721

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2013, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contracts
Equity Risk	$68,937	$-	$-	$68,937
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	-	15,693	-	15,693
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	780,716	-	780,716
Futures Contracts
Interest Rate Risk	109,456	-	-	109,456
Swap Agreements
Credit Risk	-	195,100	-	195,100
Interest Rate Risk	-	1,003,144	-	1,003,144

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	$-	$(74,144)	$-	$(74,144)
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	(345,696)	-	(345,696)
Futures Contracts
Interest Rate Risk	(62,022)	-	-	(62,022)
Swap Agreements
Credit Risk	-	(48,389)	-	(48,389)
Written Options
Interest Rate Risk	(4,125)	(60,841)	-	(64,966)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2013.

	Foreign Fund	Global Fund	Managed Volatility Fund	Mid Cap Growth Fund
Securities on loan	X	X	X	X

Notes to Portfolio of Investments (Unaudited) (Continued)

	PIMCO Total Return Fund	Small Cap Growth Equity Fund	Small Company Value Fund
Investments purchased/sold on a when-issued basis	X
Reverse repurchase agreements	X
Collateral held/pledged for open swap agreements	X
Collateral held for open futures contracts	X
Treasury roll transactions	X
Securities on loan		X	X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at March 31, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 3/31/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/13
Managed Volatility Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$-	**	$-	$(2,533,387)	$2,533,387	$-	$-	$-	$-		$-	$-
Bonds & Notes
Corporate Debt†	50,036		-	-	300,388	-	(350,424)	-	-		-	-

	$50,036		$-	$(2,533,387)	$2,833,775	$-	$(350,424)	$-	$-		$-	$-

Mid Cap Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$81,541		$-	$-	$-	$-	$-	$-	$-		$81,541	$-
Preferred Stock
Communications	1,016,005		-	-	42,900	-	-	-	-		1,058,905	42,900

	$1,097,546		$-	$-	$42,900	$-	$-	$-	$-		$1,140,446	$42,900

PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt†	$6,444,760		$-	$21,629	$(111)	$-	$(1,964,992)	$-	$(4,203,890	)***	$297,396	$1,138

Small Cap Growth Equity Fund
Long-Term Investments
Equities
Common Stock
Communications	$111,557		$-	$-	$-	$-	$-	$-	$-		$111,557	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2012.
***	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2013, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A	A
Directional Exposures to Currencies			A

Futures Contracts**
Hedging/Risk Management			A
Duration/Credit Quality Management			A
Substitution for Direct Investment	A		A

Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Substitution for Direct Investment			A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management			A
Duration/Credit Quality Management			A
Substitution for Direct Investment			A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management			A
Duration/Credit Quality Management			A
Income			A
Substitution for Direct Investment			A

Options (Written)
Hedging/Risk Management			A
Duration/Credit Quality Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$-	$68,937	$-	$-	$68,937

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	58	-	-	58

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$15,693	$-	$15,693

Liability Derivatives
Forward Contracts	$-	$-	$(74,144)	$-	$(74,144)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$17,577,017	$-	$17,577,017

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$780,716	$-	$780,716
Futures Contracts	-	-	-	109,456	109,456
Swap Agreements	195,100	-	-	1,003,144	1,198,244

Total Value	$195,100	$-	$780,716	$1,112,600	$2,088,416

Liability Derivatives
Forward Contracts	$-	$-	$(345,696)	$-	$(345,696)
Futures Contracts	-	-	-	(62,022)	(62,022)
Swap Agreements	(48,389)	-	-	-	(48,389)
Written Options	-	-	-	(64,966)	(64,966)

Total Value	$(48,389)	$-	$(345,696)	$(126,988)	$(521,073)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$84,339,950	$-	$84,339,950
Futures Contracts	-	-	-	469	469
Swap Agreements	$17,600,000	$-	$-	$72,400,000	$90,000,000
Written Options	-	-	-	28,700,022	28,700,022

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, at March 31, 2013.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2013, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2013. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
	Credit Suisse Securities LLC	2,688,087	Swiss Franc	4/30/13	$2,833,055	$2,832,592	$463

	UBS AG	11,858,117	Canadian Dollar	4/30/13	11,591,739	11,665,883	(74,144)
	UBS AG	2,446,808	Euro	4/30/13	3,152,223	3,136,993	15,230

					14,743,962	14,802,876	(58,914)

					$17,577,017	$17,635,468	$(58,451)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
	Credit Suisse International	3,484,190	Brazilian Real	4/02/13	$1,730,157	$1,724,206	$(5,951)
	Credit Suisse International	3,484,190	Brazilian Real	6/04/13	1,758,537	1,712,298	(46,239)
	Credit Suisse International	414,000	Mexican Peso	4/03/13	32,092	33,515	1,423

					3,520,786	3,470,019	(50,767)

	JP Morgan Chase Bank	992,000,000	Indonesian Rupiah	8/12/13	100,000	100,322	322
	JP Morgan Chase Bank	23,662,784	Mexican Peso	4/03/13	1,833,736	1,915,608	81,872

					1,933,736	2,015,930	82,194

	UBS AG	3,484,190	Brazilian Real	4/02/13	1,685,056	1,724,206	39,150
	UBS AG	23,778,460	Mexican Peso	4/03/13	1,825,950	1,924,972	99,022
	UBS AG	42,497,098	Mexican Peso	6/27/13	3,301,643	3,413,279	111,636

					6,812,649	7,062,457	249,808

					$12,267,171	$12,548,406	$281,235

SELLS
	Credit Suisse International	3,484,190	Brazilian Real	4/02/13	$1,772,223	$1,724,206	$48,017
	Credit Suisse International	16,530,000	Euro	5/02/13	21,207,081	21,192,988	14,093
	Credit Suisse International	100,000	Euro	6/02/14	126,800	128,722	(1,922)

					23,106,104	23,045,916	60,188

	JP Morgan Chase Bank	5,358,146	Mexican Peso	4/03/13	409,973	433,766	(23,793)

	Royal Bank of Scotland PLC	7,373,000	British Pound	6/12/13	11,145,891	11,198,804	(52,913)
	Royal Bank of Scotland PLC	7,620,000	Canadian Dollar	6/20/13	7,400,896	7,487,819	(86,923)
	Royal Bank of Scotland PLC	16,230,000	Euro	4/02/13	21,092,946	20,804,438	288,508

					39,639,733	39,491,061	148,672

	UBS AG	3,484,190	Brazilian Real	4/02/13	1,730,157	1,724,206	5,951
	UBS AG	1,032,000	Euro	6/17/13	1,339,325	1,323,582	15,743
	UBS AG	700,000	Euro	9/04/13	883,659	898,389	(14,730)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
UBS AG	291,497	Euro	9/20/13	$382,874	$374,164	$8,710
UBS AG	111,782,000	Japanese Yen	4/17/13	1,253,850	1,187,581	66,269
UBS AG	42,497,098	Mexican Peso	4/03/13	3,327,104	3,440,329	(113,225)

				8,916,969	8,948,251	(31,282)

				$72,072,779	$71,918,994	$153,785

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
58	S&P 500 E Mini Index	6/21/13	$4,531,830	$68,937

PIMCO Total Return Fund
BUYS
4	3 Month EURIBOR	12/15/14	$1,273,332	$2,302
3	3 Month EURIBOR	3/16/15	956,361	(212)

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
7	3 Month EURIBOR	6/15/15	$2,229,555	$392
16	90 Day Eurodollar	9/16/13	3,985,200	563
21	90 Day Eurodollar	12/16/13	5,229,000	1,534
13	90 Day Eurodollar	12/15/14	3,232,287	2,103
13	90 Day Eurodollar	3/16/15	3,230,175	2,687
139	90 Day Eurodollar	6/15/15	34,508,487	56,572
28	90 Day Eurodollar	9/14/15	6,944,700	9,059
129	90 Day Eurodollar	12/14/15	31,956,525	(7,790)
36	90 Day Eurodollar	3/14/16	8,905,949	(2,318)
2	90 Day Eurodollar	6/13/16	494,000	(228)
1	90 Day Eurodollar	9/19/16	246,587	(157)
34	U.S. Treasury Note 10 Year	6/19/13	4,487,469	34,244

				$98,751

SELLS
23	German Euro Bund	6/06/13	$(4,289,419)	$(51,317)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference

Notes to Portfolio of Investments (Unaudited) (Continued)

entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$1,600,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%		CDX.EM.13† (PIMCO Rating: BA+)**	$(64,449)	$133,850	$69,401
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	2,278	(2,308)	(30)
400,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	6,330	(1,930)	4,400
1,500,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	4,663	(6,149)	(1,486)
1,300,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	7,721	16,884	24,605
900,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(1,066)	(1,303)	(2,369)
800,000	USD	12/20/16	Barclays Bank PLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	15,189	(20,149)	(4,960)
200,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%		Berkshire Hathaway Finance (PIMCO Rating: AA+)**	7,978	(5,140)	2,838
500,000	EUR	6/20/17	Barclays Bank PLC	Buy	(1.000%	)	ITRAXX Europe Series 17†	(6,518)	32,348	25,830
100,000	USD	6/20/17	Barclays Bank PLC	Sell***	1.000%		Australia Government (PIMCO Rating: AAA)**	1,622	1,183	2,805
500,000	USD	9/20/17	Barclays Bank PLC	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	9,590	(18,206)	(8,616)
1,500,000	USD	3/20/18	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(3,022)	4,377	1,355
400,000	USD	3/20/21	Barclays Bank PLC	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	11,465	(19,146)	(7,681)

								(8,219)	114,311	106,092

800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(942)	(1,164)	(2,106)
200,000	USD	6/20/17	Credit Suisse Securities LLC	Sell***	1.000%		Berkshire Hathaway Finance (PIMCO Rating: AA+)**	7,796	(4,957)	2,839
200,000	USD	9/20/17	Credit Suisse Securities LLC	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	3,743	(7,190)	(3,447)

								10,597	(13,311)	(2,714)

1,300,000	USD	12/20/14	Goldman Sachs & Co.	Sell***	1.000%		MetLife, Inc. (PIMCO Rating: A-)**	45,055	(32,175)	12,880
200,000	USD	6/20/15	Goldman Sachs & Co.	Sell***	1.000%		United Kingdom Gilt (PIMCO Rating: AAA)**	1,454	2,014	3,468
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%		General Electric Capital Corp. (PIMCO Rating: AA+)**	2,798	(1,685)	1,113
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	1.000%		United Mexican States (PIMCO Rating: BAA+)**	4,029	(1,414)	2,615
100,000	USD	6/20/17	Goldman Sachs & Co.	Sell***	5.000%		NRG Energy, Inc. (PIMCO Rating: BA-)**	17,466	(10,000)	7,466

								70,802	(43,260)	27,542

200,000	USD	6/20/16	JP Morgan Chase Bank	Sell***	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	3,665	(3,707)	(42)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund (Continued)*
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$100,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	$166	$(609)	$(443)
700,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	Japan Government (PIMCO Rating: AA-)**	12,704	(1,215)	11,489
300,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	5,076	(8,967)	(3,891)
900,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	2,640	(12,047)	(9,407)

							24,251	(26,545)	(2,294)

1,000,000	USD	9/20/16	UBS AG	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	13,108	(4,388)	8,720
700,000	USD	9/20/16	UBS AG	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	9,642	3,634	13,276
100,000	USD	9/20/16	UBS AG	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	1,557	(1,578)	(21)
300,000	USD	6/20/17	UBS AG	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	5,357	(9,247)	(3,890)

							29,664	(11,579)	18,085

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
9,000,000	MXN	9/13/17	Barclays Bank PLC	MXN TIIE Mexican Banxico Bloomberg	Fixed 5.500%	25,847	(6,702)	19,145
14,000,000	MXN	9/02/22	Barclays Bank PLC	MXN TIIE Mexican Banxico Bloomberg	Fixed 6.000%	50,998	(7,326)	43,672

						76,845	(14,028)	62,817

Centrally Cleared Swaps
18,000,000	USD	3/18/16		3-Month USD-LIBOR-BBA	Fixed 1.500%	(13,502)	146,774	133,272
17,400,000	USD	10/15/17		Federal Funds Effective Rate US	Fixed 1.000%	21,137	(19,222)	1,915
14,000,000	USD	6/19/43		3-Month USD-LIBOR-BBA	Fixed 2.750%	(181,716)	986,856	805,140

						(174,081)	1,114,408	940,327

EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Morgan Stanley & Co., and UBS AG, and received from Barclays Bank PLC, Royal Bank of Scotland PLC, and UBS AG amounted to $1,000, $19,000, $7,000, $28,000, $390,000, $270,000 and $260,000 in cash, respectively, at March 31, 2013; and collateral for swap agreements held by Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Morgan Stanley & Co., and UBS AG, and received from JP Morgan Chase Bank amounted to $265,581, $1,123,413, $25,076, $41,125, and $58,981 in securities, respectively, at March 31, 2013.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

The Fund(s) listed in the following table had open written option contracts at March 31, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$1,600,000	4/02/13	Interest Rate Swaption USD 5 Year Put, Strike 1.15*	$3,000	$1
1,600,000	4/02/13	Interest Rate Swaption USD 5 Year Call, Strike 0.75*	640	-
11	4/26/13	U.S. Treasury Note 10 Year Put, Strike 129.00	4,437	344
11	4/26/13	U.S. Treasury Note 10 Year Call, Strike 132.50	2,811	3,781
2,200,000	4/29/13	Interest Rate Swaption USD 5 Year Put, Strike 1.30*	5,142	189
1,500,000	5/30/13	Interest Rate Swaption USD 5 Year Put, Strike 1.75**	11,437	22
800,000	7/24/13	Interest Rate Swaption EUR 5 Year Put, Strike 1.70***	3,937	396
1,200,000	7/24/13	Interest Rate Swaption EUR 2 Year Put, Strike 1.15****	2,649	310
3,100,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65*****	14,065	8,001
2,000,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65*	11,210	5,162
2,000,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80*	7,430	7,053
2,000,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65**	8,975	5,162
3,100,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80*****	15,335	10,932
2,000,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80**	7,588	7,053
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40*****	2,887	1,445
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40***	3,067	6,835
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40***	2,706	1,445
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40*****	2,887	6,835

			$110,203	$64,966

EUR	Euro
USD	U.S. Dollar
*	OTC traded option counterparty JP Morgan Chase Bank.
**	OTC traded option counterparty Royal Bank of Scotland PLC.
***	OTC traded option counterparty Barclays Bank PLC.
****	OTC traded option counterparty Credit Suisse Securities LLC.
*****	OTC traded option counterparty Goldman Sachs & Co.

Transactions in written option contracts during the period ended March 31, 2013, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2012	5,000,000	$44,133
Options written	44,600,022	126,193
Options expired	(20,900,000)	(60,123)

Options outstanding at March 31, 2013	28,700,022	$110,203

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury

Notes to Portfolio of Investments (Unaudited) (Continued)

inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2013, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Reverse repurchase agreements and Treasury rolls generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had open reverse repurchase agreements at March 31, 2013:

Description	Value
PIMCO Total Return Fund
Agreement with Royal Bank of Scotland PLC, dated 3/11/13, 0.150%, to be repurchased on demand until 4/01/13 at value plus accrued interest.	$15,342,250

Average balance outstanding	$930,437
Maximum balance outstanding	$17,558,750
Average interest rate	0.10%
Weighted average maturity	7 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

The Fund(s) listed in the following table had Treasury roll transactions at March 31, 2013, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$2,637,100
Weighted average interest rate	0.07%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered intoTreasury roll transactions.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Notes to Portfolio of Investments (Unaudited) (Continued)

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain underlying funds or Master Funds may also invest in foreign securities. Foreign securities,

Notes to Portfolio of Investments (Unaudited) (Continued)

including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Credit Risk

The Funds and certain underlying funds or Master Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$73,847,706	$15,635,945	$(95,513)	$15,540,432
American Funds Core Allocation Fund	363,498,933	89,337,361	-	89,337,361
American Funds Growth Fund	55,334,116	18,067,624	-	18,067,624
American Funds International Fund	34,475,205	6,125,674	-	6,125,674
Balanced Allocation Fund	430,816,604	62,694,544	-	62,694,544
Blue Chip Growth Fund	268,276,620	102,247,629	(2,356,180)	99,891,449
Conservative Allocation Fund	405,567,477	41,783,412	-	41,783,412
Equity Income Fund	430,568,021	142,168,457	(9,563,191)	132,605,266
Equity Index Fund	240,195,960	126,566,126	(19,044,012)	107,522,114
Focused Equity Fund	120,811,734	28,530,613	(1,102,660)	27,427,953
Foreign Fund	397,858,820	55,248,966	(45,934,520)	9,314,446
Fundamental Growth Fund	177,891,174	28,974,849	(1,367,582)	27,607,267
Fundamental Value Fund	163,149,600	42,113,313	(2,695,612)	39,417,701

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Fund	$113,351,536	$46,197,389	$(1,134,806)	$45,062,583
Growth Allocation Fund	1,187,627,374	289,092,626	(1,082,394)	288,010,232
Growth & Income Fund	102,615,084	35,063,060	(549,258)	34,513,802
Income & Growth Fund	169,908,286	40,172,333	(1,544,748)	38,627,585
Large Cap Growth Fund	193,916,755	33,961,343	(1,539,668)	32,421,675
Managed Volatility Fund	173,772,272	59,879,655	(2,328,834)	57,550,821
Mid Cap Growth Fund	305,553,432	113,829,718	(3,574,504)	110,255,214
Mid Cap Value Fund	424,952,739	70,973,862	(4,207,666)	66,766,196
Moderate Allocation Fund	1,378,986,767	224,912,154	(440,127)	224,472,027
PIMCO Total Return Fund	456,029,376	9,762,185	(1,169,542)	8,592,643
Small Cap Growth Equity Fund	276,006,857	60,596,622	(4,001,119)	56,595,503
Small Company Value Fund	91,445,664	46,196,925	(2,699,868)	43,497,057
Small/Mid Cap Value Fund	162,924,649	37,780,583	(3,900,531)	33,880,052

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2013, was as follows:

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	568,446	40,516	12,671	596,291	$8,699,886	$-	$-	$61,354
MML Equity Fund, Initial Class	67,091	2,400	69,491	-	-	-	-	207,097
MML Equity Income Fund, Initial Class	584,899	31,973	22,735	594,137	6,992,990	-	-	68,014
MML Focused Equity Fund, Class II	404,507	21,868	15,414	410,961	5,256,189	-	-	23,481
MML Foreign Fund, Initial Class	385,468	110,776	33,977	462,267	4,447,009	-	-	63,138
MML Fundamental Growth Fund, Class II	488,343	53,921	12,128	530,136	6,303,314	-	-	9,271
MML Fundamental Value Fund, Class II	417,553	22,717	17,227	423,043	5,854,913	-	-	59,058
MML Global Fund, Class I	340,893	17,870	25,906	332,857	3,561,567	-	-	104,694
MML High Yield Fund, Class II	96,467	4,140	42,941	57,666	655,086	-	-	29,151
MML Income & Growth Fund, Initial Class	282,496	50,455	6,701	326,250	3,357,109	-	-	13,782
MML Inflation-Protected and Income Fund, Initial Class	31,669	4,034	759	34,944	413,039	-	-	960
MML Large Cap Growth Fund, Initial Class	452,979	36,766	9,840	479,905	6,008,413	-	-	28,430
MML Managed Bond Fund, Initial Class	262,637	40,036	6,107	296,566	3,919,387	-	-	3,452
MML Mid Cap Growth Fund, Initial Class	424,972	30,051	17,752	437,271	6,340,426	-	-	104,820
MML Mid Cap Value Fund, Initial Class	513,508	27,449	26,210	514,747	6,398,307	-	-	111,794
MML PIMCO Total Return Fund, Class II	168,148	43,991	3,871	208,268	2,263,872	-	-	3,597
MML Short-Duration Bond Fund, Class II	18,580	27,035	773	44,842	454,702	-	-	(67)
MML Small Cap Growth Equity Fund, Initial Class	202,990	16,482	9,003	210,469	3,884,779	-	-	75,622
MML Small Company Value Fund, Class II	204,069	10,877	11,802	203,144	4,282,267	-	-	81,903
MML Strategic Emerging Markets Fund, Class II	229,855	8,444	8,942	229,357	2,350,909	-	-	6,109
Oppenheimer Global Fund/VA, Non-Service Shares*	98,206	6,212	9,379	95,039	3,315,907	-	-	171,163

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	180,449	17,341	8,111	189,679	$1,090,653	$-	$-	$1,688
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,224,292	480,974	90,008	1,615,258	3,537,414	-	-	41,781

					$89,388,138	$-	$-	$1,270,292

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,734,143	121,774	66,323	1,789,594	$26,110,177	$-	$-	$411,333
MML Equity Fund, Initial Class	286,759	6,784	293,543	-	-	-	-	1,356,851
MML Equity Income Fund, Initial Class	2,381,784	102,247	136,197	2,347,834	27,634,010	-	-	634,468
MML Focused Equity Fund, Class II	908,339	28,247	53,219	883,367	11,298,261	-	-	88,731
MML Foreign Fund, Initial Class	1,472,428	364,856	167,531	1,669,753	16,063,026	-	-	243,058
MML Fundamental Growth Fund, Class II	1,500,939	132,403	58,046	1,575,296	18,730,272	-	-	44,894
MML Fundamental Value Fund, Class II	1,555,416	69,994	89,705	1,535,705	21,254,158	-	-	341,999
MML Global Fund, Class I	1,382,303	47,252	154,331	1,275,224	13,644,894	-	-	621,521
MML High Yield Fund, Class II	1,583,240	156,639	39,554	1,700,325	19,315,687	-	-	57,230
MML Income & Growth Fund, Initial Class	1,158,342	167,865	29,889	1,296,318	13,339,117	-	-	67,431
MML Inflation-Protected and Income Fund, Initial Class	828,180	22,869	257,806	593,243	7,012,135	-	-	321,637
MML Large Cap Growth Fund, Initial Class	1,351,817	85,965	58,550	1,379,232	17,267,986	-	-	168,944
MML Managed Bond Fund, Initial Class	7,811,503	442,407	239,402	8,014,508	105,918,896	-	-	234,683
MML Mid Cap Growth Fund, Initial Class	1,208,795	81,537	71,201	1,219,131	17,677,394	-	-	571,137
MML Mid Cap Value Fund, Initial Class	1,564,594	56,508	89,530	1,531,572	19,037,445	-	-	456,993
MML PIMCO Total Return Fund, Class II	4,576,444	684,933	82,732	5,178,645	56,291,876	-	-	65,995
MML Short-Duration Bond Fund, Class II	2,666,755	319,803	41,740	2,944,818	29,860,450	-	-	5,376
MML Small Cap Growth Equity Fund, Initial Class	411,132	28,334	25,234	414,232	7,645,794	-	-	127,285
MML Small Company Value Fund, Class II	554,875	22,145	38,512	538,508	11,351,754	-	-	266,872
Oppenheimer Global Fund/VA, Non-Service Shares*	347,918	15,682	45,654	317,946	11,093,128	-	-	819,126
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	4,968,204	278,259	173,503	5,072,960	29,169,521	-	-	202,839
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,819,525	1,950,881	471,243	6,299,163	13,795,167	-	-	442,944

					$493,511,148	$-	$-	$7,551,347

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,328,169	95,519	113,013	1,310,675	$19,122,742	$-	$-	$446,115
MML Equity Fund, Initial Class	215,910	5,728	221,638	-	-	-	-	981,179
MML Equity Income Fund, Initial Class	2,047,205	93,141	204,636	1,935,710	22,783,311	-	-	499,896
MML Focused Equity Fund, Class II	573,050	17,870	62,609	528,311	6,757,099	-	-	105,792
MML Foreign Fund, Initial Class	1,143,392	322,766	163,531	1,302,627	12,531,269	-	-	95,782
MML Fundamental Growth Fund, Class II	1,136,095	102,570	95,725	1,142,940	13,589,553	-	-	76,679

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Fundamental Value Fund, Class II	1,297,551	64,127	128,189	1,233,489	$17,071,494	$-	$-	$388,782
MML Global Fund, Class I	1,074,322	38,714	164,629	948,407	10,147,959	-	-	612,193
MML High Yield Fund, Class II	1,734,005	223,820	131,370	1,826,455	20,748,530	-	-	195,714
MML Income & Growth Fund, Initial Class	1,037,984	113,886	74,528	1,077,342	11,085,851	-	-	161,239
MML Inflation-Protected and Income Fund, Initial Class	996,499	22,898	480,185	539,212	6,373,490	-	-	520,260
MML Large Cap Growth Fund, Initial Class	1,005,431	65,948	90,750	980,629	12,277,471	-	-	338,166
MML Managed Bond Fund, Initial Class	8,562,962	609,738	479,157	8,693,543	114,892,947	-	-	378,476
MML Mid Cap Growth Fund, Initial Class	818,543	55,607	82,480	791,670	11,479,209	-	-	548,372
MML Mid Cap Value Fund, Initial Class	1,183,681	45,240	115,027	1,113,894	13,845,704	-	-	516,525
MML PIMCO Total Return Fund, Class II	5,253,197	697,611	301,024	5,649,784	61,413,151	-	-	223,434
MML Short-Duration Bond Fund, Class II	3,159,118	327,850	164,990	3,321,978	33,684,860	-	-	22,073
MML Small Cap Growth Equity Fund, Initial Class	252,717	24,924	26,559	251,082	4,634,415	-	-	64,058
MML Small Company Value Fund, Class II	343,864	18,062	35,546	326,380	6,880,080	-	-	161,082
Oppenheimer Global Fund/VA, Non-Service Shares*	256,904	11,980	44,086	224,798	7,843,205	-	-	504,864
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	5,672,492	295,351	589,464	5,378,379	30,925,680	-	-	275,606
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,432,563	1,235,843	438,785	4,229,621	9,262,869	-	-	212,490

					$447,350,889	$-	$-	$7,328,777

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,270,941	278,123	183,646	8,365,418	$122,051,452	$-	$-	$1,327,505
MML Equity Fund, Initial Class	1,171,340	8,089	1,179,429	-	-	-	-	6,159,507
MML Equity Income Fund, Initial Class	8,492,060	113,912	342,227	8,263,745	97,264,279	-	-	1,589,590
MML Focused Equity Fund, Class II	5,783,858	52,078	218,204	5,617,732	71,850,795	-	-	355,704
MML Foreign Fund, Initial Class	5,963,094	1,379,556	572,771	6,769,879	65,126,236	-	-	1,144,743
MML Fundamental Growth Fund, Class II	7,235,526	431,070	140,821	7,525,775	89,481,464	-	-	139,866
MML Fundamental Value Fund, Class II	6,072,947	106,811	256,558	5,923,200	81,977,094	-	-	1,001,021
MML Global Fund, Class I	5,219,942	47,879	442,068	4,825,753	51,635,557	-	-	1,841,415
MML High Yield Fund, Class II	3,179,981	27,579	1,013,041	2,194,519	24,929,734	-	-	1,328,446
MML Income & Growth Fund, Initial Class	4,292,548	458,606	71,633	4,679,521	48,152,270	-	-	102,147
MML Inflation-Protected and Income Fund, Initial Class	1,715,109	12,010	568,707	1,158,412	13,692,428	-	-	795,707
MML Large Cap Growth Fund, Initial Class	6,701,305	240,014	164,884	6,776,435	84,840,970	-	-	475,046
MML Managed Bond Fund, Initial Class	11,187,058	1,235,000	166,012	12,256,046	161,974,618	-	-	94,791
MML Mid Cap Growth Fund, Initial Class	5,774,607	164,560	244,726	5,694,441	82,569,389	-	-	1,360,388

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Mid Cap Value Fund, Initial Class	6,924,717	66,001	313,966	6,676,752	$82,992,027	$-	$-	$927,875
MML PIMCO Total Return Fund, Class II	6,671,442	1,395,408	91,673	7,975,177	86,690,169	-	-	67,961
MML Short-Duration Bond Fund, Class II	3,273,556	333,801	32,724	3,574,633	36,246,780	-	-	4,547
MML Small Cap Growth Equity Fund, Initial Class	2,683,877	105,030	120,895	2,668,012	49,245,548	-	-	952,024
MML Small Company Value Fund, Class II	2,788,574	36,576	157,398	2,667,752	56,236,217	-	-	1,128,191
MML Strategic Emerging Markets Fund, Class II	2,653,796	18,590	147,496	2,524,890	25,880,123	-	-	120,210
Oppenheimer Global Fund/VA, Non-Service Shares*	1,491,976	30,212	157,300	1,364,888	47,620,926	-	-	2,221,453
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	7,505,308	321,669	297,197	7,529,780	43,296,233	-	-	408,686
Oppenheimer International Growth Fund/VA, Non-Service Shares*	17,879,589	7,081,204	1,269,790	23,691,003	51,883,297	-	-	1,169,122

					$1,475,637,606	$-	$-	$24,715,945

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,918,911	469,142	191,158	7,196,895	$105,002,705	$-	$-	$1,359,714
MML Equity Fund, Initial Class	1,071,634	25,745	1,097,379	-	-	-	-	5,141,870
MML Equity Income Fund, Initial Class	7,955,580	353,077	363,021	7,945,636	93,520,138	-	-	1,853,522
MML Focused Equity Fund, Class II	4,192,188	149,305	189,387	4,152,106	53,105,440	-	-	329,103
MML Foreign Fund, Initial Class	5,088,664	1,670,783	491,544	6,267,903	60,297,230	-	-	994,479
MML Fundamental Growth Fund, Class II	6,076,542	526,665	147,803	6,455,404	76,754,752	-	-	143,469
MML Fundamental Value Fund, Class II	5,554,412	249,419	255,865	5,547,966	76,783,843	-	-	992,245
MML Global Fund, Class I	4,778,673	184,830	453,828	4,509,675	48,253,519	-	-	1,863,136
MML High Yield Fund, Class II	4,586,960	145,696	616,358	4,116,298	46,761,140	-	-	816,785
MML Income & Growth Fund, Initial Class	4,710,783	710,733	63,523	5,357,993	55,133,746	-	-	134,369
MML Inflation-Protected and Income Fund, Initial Class	1,999,327	68,296	470,697	1,596,926	18,875,670	-	-	489,208
MML Large Cap Growth Fund, Initial Class	5,249,301	348,663	160,280	5,437,684	68,079,804	-	-	468,024
MML Managed Bond Fund, Initial Class	18,881,613	2,325,909	224,015	20,983,507	277,315,832	-	-	224,763
MML Mid Cap Growth Fund, Initial Class	4,782,203	239,219	223,455	4,797,967	69,570,522	-	-	1,569,586
MML Mid Cap Value Fund, Initial Class	5,999,051	243,007	285,390	5,956,668	74,041,378	-	-	1,424,962
MML PIMCO Total Return Fund, Class II	11,678,662	2,483,753	133,593	14,028,822	152,493,294	-	-	100,087
MML Short-Duration Bond Fund, Class II	7,321,417	628,713	1,317,224	6,632,906	67,257,669	-	-	158,987
MML Small Cap Growth Equity Fund, Initial Class	1,971,100	140,395	97,727	2,013,768	37,169,662	-	-	764,059
MML Small Company Value Fund, Class II	2,167,001	95,510	129,415	2,133,096	44,965,662	-	-	945,375
MML Strategic Emerging Markets Fund, Class II	1,404,551	35,028	70,360	1,369,219	14,034,493	-	-	78,597

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
Oppenheimer Global Fund/VA, Non-Service Shares*	1,347,189	66,848	154,546	1,259,491	$43,943,640	$-	$-	$2,218,346
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	12,563,439	830,945	373,592	13,020,792	74,869,552	-	-	472,268
Oppenheimer International Growth Fund/VA, Non-Service Shares*	15,271,227	6,610,993	1,229,662	20,652,558	45,229,103	-	-	919,131

					$1,603,458,794	$-	$-	$23,462,085

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

On December 16, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. ASU 2011-11 amends FASB Accounting Standards Codification Topic 210, specifically requiring an entity to disclose information about offsetting and related arrangements and the effect those arrangements have on the financial position. ASU 2011-11 is effective in annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the June 30, 2013 semiannual financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Portfolio of Investments (Unaudited) (Continued)

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2013, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective April 29, 2013, the Large Cap Value Fund’s name changed to the Managed Volatility Fund. In addition Gateway Investment Advisers, LLC replaced Davis Selected Advisers, L.P. as subadviser to the Fund. These name and subadviser changes, together with changes to the Fund’s investment objective and policies, were approved by the Fund’s Trustees. Additional information regarding these changes can be found in the Fund’s prospectus dated May 1, 2013.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne

Richard J. Byrne, President and Principal Executive Officer

Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne

Richard J. Byrne, President and Principal Executive Officer

Date	5/28/13

By	/s/ Nicholas H. Palmerino

Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/28/13